UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22538
Advisers Investment Trust
(Exact name of registrant as specified in charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices) (Zip code)
The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
866-638-5859
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026
Item 1. Reports to Stockholders.
(a) The Report to Shareholders are included herewith.
State Farm Growth Fund
Ticker |

STFGX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the State Farm Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Growth Fund	$ 6	0.12%
KEY FUND STATISTICS
Fund net assets	$ 8,923,302,431
Total number of portfolio holdings	295
Portfolio turnover rate	12%
Industry Sector as a % of Net Assets
Information Technology	29.65%
Health Care	14.04%
Industrials	10.43%
Communication Services	9.90%
Consumer Staples	9.88%
Materials	7.51%
Financials	5.87%
Consumer Discretionary	5.16%
Energy	3.32%
Other less than 2%	4.22%
Where can I find more information?
At
https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also
request
this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
STATE FARM FUNDS

State Farm Balanced Fund
Ticker |

STFBX
SEMI-ANNUAL SH
AR
EHOLD
ER REPO
RT | Marc
h 3
1, 2026
This semi-annual shareholder report contains important information about the State Farm Balanced Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Balanced Fund	$ 7	0.14%
KEY FUND STATISTICS
Fund net assets	$ 2,614,045,617
Total number of portfolio holdings	2,019
Portfolio turnover rate	11%
Stocks/Bonds Allocation	71% / 29%
Industry Sector as a % of Net Assets
Information Technology	19.57%
Health Care	10.66%
Communication Services	8.55%
Industrials	8.42%
Materials	6.36%
Consumer Staples	6.35%
Financials	3.89%
Consumer Discretionary	2.49%
Energy	2.35%
U.S. Treasury Obligations	18.08%
Corporate Bonds	8.08%
Other	5.30%
Where can I find more information?
At
https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
STATE FARM FUNDS

State Farm Interim Fund
Ticker |

SFITX
SEMI-ANNUAL
SHA
RE
HOL
DE
R
R
EPO
RT
| Ma
rch
31, 2026
This semi-annual shareholder report contains important information about the State Farm Interim Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Interim Fund	$ 8	0.16%
KEY FUND STATISTICS
Fund net assets	$ 296,103,343
Total number of portfolio holdings	132
Portfolio turnover rate	25%
Maturity Range as a % of Net Assets
0 - 1 Years	0.19%
1 - 2 Years	31.60%
2 - 3 Years	26.58%
3 - 4 Years	19.35%
4 - 5 Years	20.43%
5 - 6 Years	1.26%
Where can I find more information?
At
https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by
contacting
us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
STATE FARM FUNDS

State Farm Municipal Bond Fund
Ticker |

SFBDX
SEMI-
AN
NUAL SHARE
H
O
LDE
R
R
EPO
RT | M
arc
h 31
, 20
26
This semi-annual shareholder report contains important information about the State Farm Municipal Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
What were the Fund expenses for the last six months?
(Based on a hypothetical $1
0,
000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Municipal Bond Fund	$ 8	0.16%
KEY FUND STATISTICS
Fund net assets	$ 494,790,624
Total number of portfolio holdings	380
Portfolio turnover rate	18%
Maturity Range as a %
of
Net Assets
0-6 Years	25.52%
6-12 Years	50.69%
12-22 Years	24.26%
22+ Years	0.00%
Where can I find more information?
At
https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
STATE FARM FUNDS

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

March 31, 2026
State Farm Funds
SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
State Farm Growth Fund
State Farm Balanced Fund
State Farm Interim Fund
State Farm Municipal Bond Fund

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Common Stocks (98.93%)
Advertising & Marketing (0.12%)
AppLovin Corp., Class A(a)	27,468	$ 10,932,264
Aerospace & Defense (0.24%)
Axon Enterprise Inc.(a)	1,500	637,035
General Electric Co.	6,400	1,816,128
Lockheed Martin Corp.	30,700	18,554,773
		21,007,936
Apparel & Textile Products (0.31%)
Tapestry Inc.	196,300	27,699,893
VF Corp.	100	1,699
		27,701,592
Asset Management (0.60%)
Ameriprise Financial Inc.	2,100	933,240
Ares Management Corp., Class A	4,107	448,074
Blackstone Inc.	100	11,499
Charles Schwab Corp., The	100	9,398
Franklin Resources Inc.	100	2,362
Invesco Ltd.	944,800	22,949,192
Janus Henderson Group PLC	419,700	21,559,989
KKR & Co. Inc.	100	9,250
Robinhood Markets Inc., Class A(a)	43,604	3,021,757
T. Rowe Price Group Inc.	46,400	4,182,496
		53,127,257
Automotive (0.92%)
Tesla Inc.(a)	220,800	82,082,400
Banking (2.38%)
Bank of America Corp.	122,800	5,986,500
Citigroup Inc.	163,500	18,542,535
Citizens Financial Group Inc.	100	5,997
Cullen/Frost Bankers Inc.	100,900	13,831,372
Fifth Third Bancorp	12,186	566,162
Huntington Bancshares Inc.	100	1,565
JPMorgan Chase & Co.	170,900	50,271,944
KeyCorp	103,600	2,077,180
M&T Bank Corp.	62,000	12,816,640
Regions Financial Corp.	100	2,612
Truist Financial Corp.	100	4,597
U.S. Bancorp	100	5,201
Wells Fargo & Co.	1,359,500	108,229,795
Zions Bancorp NA	100	5,762
		212,347,862
Beverages (1.13%)
Coca-Cola Co., The	745,000	56,657,250
PepsiCo Inc.	283,300	43,993,657
		100,650,907
Biotechnology & Pharmaceuticals (12.35%)
AbbVie Inc.	612,600	133,234,374
Amgen Inc.	100,885	35,496,387
Bristol-Myers Squibb Co.	163,200	9,898,080
Eli Lilly & Co.	233,400	214,674,318
	Shares	Value
Common Stocks (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
Gilead Sciences Inc.	162,400	$ 22,633,688
Johnson & Johnson	2,125,520	519,562,109
Merck & Co. Inc.	128,150	15,415,163
Pfizer Inc.	2,407,532	67,603,499
Zoetis Inc.	705,396	83,384,861
		1,101,902,479
Cable & Satellite (0.00%)
Comcast Corp., Class A	11,100	318,681
Chemicals (3.12%)
Air Products and Chemicals Inc.	724,900	210,576,201
Avery Dennison Corp.	24,600	4,247,928
Corteva Inc.	175,200	14,665,992
Ecolab Inc.	4,200	1,117,284
International Flavors & Fragrances Inc.	524,541	38,055,450
Linde PLC	5,100	2,528,376
LyondellBasell Industries NV, Class A	93,400	7,524,304
		278,715,535
Commercial Support Services (0.91%)
Automatic Data Processing Inc.	120,100	24,401,918
Cintas Corp.	79,300	13,412,802
H&R Block Inc.	658,400	20,897,616
Republic Services Inc.	16,000	3,504,320
Robert Half Inc.	609,800	15,488,920
Waste Management Inc.	15,900	3,653,661
		81,359,237
Computers (0.04%)
Sandisk Corp.(a)	5,610	3,564,257
Super Micro Computer Inc.(a)	20,000	455,400
		4,019,657
Construction Materials (2.58%)
Vulcan Materials Co.	844,800	230,039,040
Consumer Services (0.01%)
Grand Canyon Education Inc.(a)	7,100	1,207,213
Containers & Packaging (0.57%)
AptarGroup Inc.	391,597	49,349,054
Packaging Corp of America	8,700	1,846,314
		51,195,368
Diversified Industrials (2.24%)
3M Co.	91,900	13,346,637
Emerson Electric Co.	126,400	16,560,928
Illinois Tool Works Inc.	652,300	169,787,167
		199,694,732
E-Commerce Discretionary (1.86%)
Amazon.com Inc.(a)	784,700	163,429,469
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
E-Commerce Discretionary (Cont.)
eBay Inc.	26,300	$ 2,393,826
Etsy Inc.(a)	100	4,998
		165,828,293
Electric Utilities (1.45%)
AES Corp., The	713,600	10,054,624
Alliant Energy Corp.	68,300	4,901,208
Brookfield Renewable Corp.	239,600	9,543,268
Clearway Energy Inc., Class C	283,700	11,146,573
Consolidated Edison Inc.	126,200	14,283,316
Constellation Energy Corp.	3,400	949,450
Duke Energy Corp.	87,600	11,470,344
Edison International	251,900	18,434,042
Evergy Inc.	151,400	12,402,688
NRG Energy Inc.	2,300	336,122
OGE Energy Corp.	287,800	13,802,888
Public Service Enterprise Group Inc.	24,100	1,950,895
Southern Co., The	156,800	15,134,336
Vistra Corp.	32,900	4,945,857
		129,355,611
Electrical Equipment (0.79%)
AMETEK Inc.	7,400	1,586,264
GE Vernova Inc.	47,300	41,288,170
Generac Holdings Inc.(a)	100	19,533
Rockwell Automation Inc.	1,000	358,880
Vertiv Holdings Co., Class A	109,100	27,338,278
		70,591,125
Entertainment Content (2.82%)
Electronic Arts Inc.	18,800	3,832,756
Netflix Inc.(a)	682,000	65,574,300
Paramount Skydance Corp., Class B	100	902
Take-Two Interactive Software Inc.(a)	2,500	493,750
Walt Disney Co., The	1,885,840	181,757,259
Warner Bros Discovery Inc.(a)	100	2,746
		251,661,713
Food (0.61%)
Hershey Co., The	55,700	11,579,473
McCormick & Co. Inc.	856,600	43,206,904
		54,786,377
Gas & Water Utilities (0.31%)
National Fuel Gas Co.	77,000	7,234,920
UGI Corp.	549,500	20,012,790
		27,247,710
Health Care Facilities & Services (0.51%)
Cardinal Health Inc.	54,400	11,495,264
Cencora Inc.	23,900	7,507,946
Chemed Corp.	3,500	1,322,090
Encompass Health Corp.	12,100	1,170,433
McKesson Corp.	20,000	17,307,200
	Shares	Value
Common Stocks (Cont.)
Health Care Facilities & Services (Cont.)
Medpace Holdings Inc.(a)	5,500	$ 2,641,045
Quest Diagnostics Inc.	20,000	3,919,600
		45,363,578
Home & Office Products (0.54%)
HNI Corp.	1,235,100	41,239,989
Scotts Miracle-Gro Co., The	111,500	6,780,315
		48,020,304
Household Products (1.72%)
Colgate-Palmolive Co.	367,600	31,330,548
Kenvue Inc.	1,427,196	24,604,859
Procter & Gamble Co., The	674,755	97,461,612
		153,397,019
Institutional Financial Services (0.43%)
Cboe Global Markets Inc.	26,400	7,420,248
CME Group Inc.	3,900	1,151,865
Coinbase Global Inc., Class A(a)	22,511	3,930,646
Goldman Sachs Group Inc., The	4,100	3,468,559
Intercontinental Exchange Inc.	95,000	14,941,600
Jefferies Financial Group Inc.	86,700	3,578,109
Morgan Stanley	7,200	1,184,904
Northern Trust Corp.	20,600	2,875,142
		38,551,073
Insurance (0.80%)
Allstate Corp., The	24,500	5,079,830
American Financial Group Inc.	50,500	6,449,355
Assurant Inc.	23,200	5,053,192
Axis Capital Holdings Ltd.	58,000	5,881,780
Berkshire Hathaway Inc., Class B(a)	6,900	3,306,480
Equitable Holdings Inc.	245,800	9,121,638
Hartford Insurance Group Inc., The	54,400	7,356,512
Lincoln National Corp.	89,600	3,180,800
Loews Corp.	69,100	7,375,734
Old Republic International Corp.	111,700	4,456,830
Willis Towers Watson PLC	47,200	13,721,040
		70,983,191
Internet Media & Services (6.45%)
Airbnb Inc., Class A(a)	100	12,628
Alphabet Inc., Class A	1,459,500	419,693,820
Alphabet Inc., Class C	118,420	33,969,961
Booking Holdings Inc.	400	1,684,128
Expedia Group Inc.	3,300	761,937
GoDaddy Inc., Class A(a)	13,640	1,127,619
Match Group Inc.	7,900	242,609
Meta Platforms Inc., Class A	176,057	100,727,491
Uber Technologies Inc.(a)	2,400	172,632
VeriSign Inc.	67,400	16,739,464
		575,132,289
IT Services (0.73%)
Accenture PLC, Class A	115,700	22,942,153
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
IT Services (Cont.)
Amdocs Ltd.	296,900	$ 19,375,694
Cognizant Technology Solutions Corp., Class A	97,800	6,000,030
DXC Technology Co.(a)	100	1,257
EPAM Systems Inc.(a)	5,575	754,855
Gartner Inc.(a)	7,111	1,125,956
International Business Machines Corp.	62,200	15,076,658
		65,276,603
Leisure Facilities & Services (0.87%)
Caesars Entertainment Inc.(a)	100	2,643
Carnival Corp.	111,600	2,888,208
Chipotle Mexican Grill Inc.(a)	100	3,201
Domino's Pizza Inc.	20,500	7,355,195
Las Vegas Sands Corp.	100	5,388
McDonald's Corp.	74,400	23,122,776
MGM Resorts International(a)	100	3,701
Norwegian Cruise Line Holdings Ltd.(a)	100	1,870
Royal Caribbean Cruises Ltd.	40,800	11,227,344
TKO Group Holdings Inc.	39,900	8,045,835
Wendy's Co., The	1,019,900	7,088,305
Wyndham Hotels & Resorts Inc.	32,900	2,672,467
Wynn Resorts Ltd.	100	10,155
Yum! Brands Inc.	100,300	15,594,644
		78,021,732
Machinery (5.49%)
Caterpillar Inc.	668,252	473,429,812
MSA Safety Inc.	12,900	2,114,955
Snap-on Inc.	10,800	3,922,776
Veralto Corp.	113,800	10,062,196
		489,529,739
Medical Equipment & Devices (1.18%)
Abbott Laboratories	393,800	40,431,446
Agilent Technologies Inc.	548,071	62,469,133
Dexcom Inc.(a)	100	6,280
Insulet Corp.(a)	100	20,984
Solventum Corp.(a)	23,075	1,506,797
Thermo Fisher Scientific Inc.	1,600	786,448
		105,221,088
Metals & Mining (0.53%)
Rio Tinto PLC Sponsored ADR	479,900	44,769,871
Royal Gold Inc.	9,500	2,417,655
		47,187,526
Oil & Gas Supply Chain (3.32%)
Antero Midstream Corp.	190,000	4,332,000
APA Corp.	490,700	20,825,308
Cheniere Energy Inc.	58,400	16,571,584
Chevron Corp.	836,200	173,009,780
ConocoPhillips	143,773	18,978,036
	Shares	Value
Common Stocks (Cont.)
Oil & Gas Supply Chain (Cont.)
Devon Energy Corp.	100	$ 5,032
Diamondback Energy Inc.	24,200	4,786,518
EOG Resources Inc.	81,600	11,796,912
EQT Corp.	100	6,364
Exxon Mobil Corp.	123,600	20,969,976
Occidental Petroleum Corp.	42,100	2,736,500
Targa Resources Corp.	80,000	20,058,400
Texas Pacific Land Corp.	5,400	2,562,624
		296,639,034
Oil, Gas Services & Equipment (0.00%)
Baker Hughes Co.	100	6,105
Publishing & Broadcasting (0.14%)
Nexstar Media Group Inc.	71,200	12,875,096
Real Estate Investment Trusts (1.41%)
Alexandria Real Estate Equities Inc.	100	4,642
AvalonBay Communities Inc.	42,900	7,007,715
Brixmor Property Group Inc.	51,900	1,494,720
Camden Property Trust	120,900	11,807,094
Essex Property Trust Inc.	12,600	3,049,200
Federal Realty Investment Trust	98,700	10,482,927
Gaming and Leisure Properties Inc.	19,900	882,963
Highwoods Properties Inc.	309,200	6,619,972
Host Hotels & Resorts Inc.	306,300	5,868,708
Iron Mountain Inc.	129,400	13,216,916
Lamar Advertising Co., Class A	176,300	22,330,158
Prologis Inc.	2,700	356,886
Public Storage	38,100	10,320,528
Regency Centers Corp.	112,900	8,542,014
Simon Property Group Inc.	125,900	23,484,127
		125,468,570
Real Estate Services (0.00%)
CBRE Group Inc., Class A(a)	100	13,546
Retail - Consumer Staples (3.77%)
Costco Wholesale Corp.	32,600	32,483,618
Walmart Inc.	2,443,000	303,616,040
		336,099,658
Retail - Discretionary (1.01%)
AutoZone Inc.(a)	1,600	5,404,448
Bath & Body Works Inc.	100	1,867
Best Buy Co. Inc.	282,500	18,136,500
Carvana Co.(a)	14,274	4,487,460
Dick's Sporting Goods Inc.	7,400	1,467,346
Home Depot Inc., The	8,000	2,631,120
Lowe's Cos. Inc.	9,700	2,291,916
O'Reilly Automotive Inc.(a)	107,300	9,904,863
TJX Cos. Inc., The	140,500	22,437,850
Williams-Sonoma Inc.	126,300	23,028,279
		89,791,649
Semiconductors (13.28%)
Advanced Micro Devices Inc.(a)	59,820	12,169,182
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Semiconductors (Cont.)
Analog Devices Inc.	45,300	$ 14,411,742
Applied Materials Inc.	6,300	2,153,277
ASML Holding NV NY Reg. Shares	205,306	271,174,324
Broadcom Inc.	502,500	155,528,775
Cirrus Logic Inc.(a)	40,000	5,784,800
Intel Corp.(a)	100	4,413
KLA Corp.	42,400	62,430,184
Lam Research Corp.	162,600	34,741,116
Micron Technology Inc.	2,763	933,452
NVIDIA Corp.	3,549,400	619,015,360
QUALCOMM Inc.	4,300	553,754
Texas Instruments Inc.	31,726	6,159,286
		1,185,059,665
Software (4.60%)
Adobe Inc.(a)	6,800	1,652,944
Appfolio Inc., Class A(a)	24,800	3,913,936
Bentley Systems Inc., Class B	15,500	544,360
Datadog Inc., Class A(a)	3,837	452,958
Dropbox Inc., Class A(a)	276,100	6,272,992
Fortinet Inc.(a)	100	8,172
Gen Digital Inc.	14,000	263,620
Intuit Inc.	52,500	22,699,950
Microsoft Corp.	859,869	318,297,708
Oracle Corp.	27,553	4,053,322
Palantir Technologies Inc., Class A(a)	184,442	26,980,176
Palo Alto Networks Inc.(a)	2,400	384,768
Roper Technologies Inc.	10,400	3,680,144
Salesforce Inc.	7,900	1,474,693
ServiceNow Inc.(a)	84,455	8,829,770
Tyler Technologies Inc.(a)	24,800	8,491,024
Workday Inc., Class A(a)	21,497	2,792,890
		410,793,427
Specialty Finance (1.81%)
AGNC Investment Corp.	847,900	8,504,437
Ally Financial Inc.	6,500	254,995
Block Inc.(a)	55,575	3,344,503
Broadridge Financial Solutions Inc.	16,100	2,615,928
Credit Acceptance Corp.(a)	19,500	8,257,470
FactSet Research Systems Inc.	3,744	812,411
Fair Isaac Corp.(a)	300	320,262
Fidelity National Information Services Inc.	274,100	12,858,031
Global Payments Inc.	100	6,730
Mastercard Inc., Class A	1,864	931,366
MGIC Investment Corp.	415,200	10,899,000
Moody's Corp.	12,600	5,496,750
MSCI Inc.	12,800	6,899,328
OneMain Holdings Inc.	350,000	18,721,500
PayPal Holdings Inc.	92,920	4,202,772
Rithm Capital Corp.	597,500	5,664,300
S&P Global Inc.	2,200	935,748
Starwood Property Trust Inc.	871,600	15,008,952
UWM Holdings Corp.	3,325,419	12,038,017
Verisk Analytics Inc.	55,700	10,569,075
	Shares	Value
Common Stocks (Cont.)
Specialty Finance (Cont.)
Visa Inc., Class A	47,512	$ 14,360,027
Western Union Co., The	2,159,300	18,850,689
		161,552,291
Steel (0.63%)
Nucor Corp.	331,800	56,107,380
Technology Hardware (10.68%)
Apple Inc.	3,344,968	848,919,429
Cisco Systems Inc.	161,100	12,499,749
Corning Inc.	418,900	56,957,833
Dell Technologies Inc., Class C	100	16,413
F5 Inc.(a)	3,500	1,012,655
HP Inc.	321,200	6,170,252
Lumentum Holdings Inc.(a)	621	436,414
Motorola Solutions Inc.	24,200	10,502,074
Teledyne Technologies Inc.(a)	26,100	15,790,761
Western Digital Corp.	1,982	536,111
		952,841,691
Telecommunications (0.63%)
AT&T Inc.	46,300	1,342,237
Iridium Communications Inc.	87,700	2,432,798
Millicom International Cellular SA	323,400	24,235,596
T-Mobile US Inc.	22,600	4,746,678
Verizon Communications Inc.	472,200	23,704,440
		56,461,749
Tobacco & Cannabis (0.62%)
Altria Group Inc.	455,300	30,045,247
Philip Morris International Inc.	155,500	25,710,370
		55,755,617
Transportation & Logistics (0.39%)
American Airlines Group Inc.(a)	100	1,074
Delta Air Lines Inc.	100	6,648
Expeditors International of Washington Inc.	12,700	1,819,021
Landstar System Inc.	102,000	16,351,620
Ryder System Inc.	31,000	6,346,010
Union Pacific Corp.	42,600	10,335,612
United Airlines Holdings Inc.(a)	100	9,207
		34,869,192
Wholesale - Consumer Staples (2.03%)
Archer-Daniels-Midland Co.	2,487,154	180,791,224
Total Common Stocks (cost $2,297,626,362)		8,827,583,025
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (0.04%)
U.S. Treasury Bill 3.639%, 05/07/2026(b),(c)	$ 3,397,000	$ 3,384,626
Total U.S. Treasury Obligations (cost $3,384,637)		3,384,626

	Shares	Value
Short-term Investments (1.01%)
Northern Institutional Treasury Portfolio (Premier Class), 3.529%(d)	90,172,203	$ 90,172,203
Total Short-term Investments (cost $90,172,203)		90,172,203
TOTAL INVESTMENTS (99.98%) (cost $2,391,183,202)		8,921,139,854
OTHER ASSETS, NET OF LIABILITIES (0.02%)		2,162,577
NET ASSETS (100.00%)		$8,923,302,431

(a)	Non-income producing security.
(b)	Security pledged as collateral to cover margin requirements for open futures contracts.
(c)	Discount rate at the time of purchase.
(d)	Rate shown is the 7-day yield as of March 31, 2026.
PLC
Public Limited Company
ADR
American Depositary Receipt
At March 31, 2026, the Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)*
Long Contracts
E-Mini S&P 500	137	6/18/2026	USD	45,009,638	$(973,211)

*Includes cumulative appreciation/depreciation on futures contracts. Only the current day's variation margin is reported within the Statements of Assets and Liabilities.
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Common Stocks (70.72%)
Advertising & Marketing (0.00%)
AppLovin Corp., Class A(a)	1	$ 398
Aerospace & Defense (0.16%)
Axon Enterprise Inc.(a)	1	425
General Electric Co.	1,900	539,163
Lockheed Martin Corp.	6,100	3,686,779
		4,226,367
Apparel & Textile Products (0.36%)
Tapestry Inc.	67,400	9,510,814
Asset Management (0.18%)
Ameriprise Financial Inc.	500	222,200
Charles Schwab Corp., The	100	9,398
Invesco Ltd.	128,100	3,111,549
Janus Henderson Group PLC	24,900	1,279,113
KKR & Co. Inc.	100	9,250
Robinhood Markets Inc., Class A(a)	1	69
		4,631,579
Automotive (0.30%)
Tesla Inc.(a)	21,326	7,927,941
Banking (1.84%)
Bank of America Corp.	19,700	960,375
Citigroup Inc.	6,400	725,824
Cullen/Frost Bankers Inc.	16,900	2,316,652
Fifth Third Bancorp	36,392	1,690,772
JPMorgan Chase & Co.	28,000	8,236,480
M&T Bank Corp.	19,000	3,927,680
Wells Fargo & Co.	379,300	30,196,073
		48,053,856
Beverages (0.70%)
Coca-Cola Co., The	147,257	11,198,895
PepsiCo Inc.	46,400	7,205,456
		18,404,351
Biotechnology & Pharmaceuticals (9.50%)
AbbVie Inc.	70,600	15,354,794
Amgen Inc.	44,950	15,815,658
Bristol-Myers Squibb Co.	7,100	430,615
Eli Lilly & Co.	75,000	68,982,750
Gilead Sciences Inc.	33,100	4,613,147
Johnson & Johnson	387,309	94,673,812
Merck & Co. Inc.	40,100	4,823,629
Moderna Inc.(a)	100	5,080
Pfizer Inc.	588,340	16,520,587
Zoetis Inc.	229,295	27,104,962
		248,325,034
Cable & Satellite (0.00%)
Comcast Corp., Class A	2,400	68,904
Chemicals (2.73%)
Air Products and Chemicals Inc.	195,500	56,790,795
Avery Dennison Corp.	5,600	967,008
	Shares	Value
Common Stocks (Cont.)
Chemicals (Cont.)
Corteva Inc.	36,700	$ 3,072,157
International Flavors & Fragrances Inc.	119,888	8,697,875
Linde PLC	300	148,728
LyondellBasell Industries NV, Class A	20,200	1,627,312
Qnity Electronics Inc.	1	115
		71,303,990
Commercial Support Services (0.75%)
Automatic Data Processing Inc.	39,600	8,045,928
Cintas Corp.	16,400	2,773,896
H&R Block Inc.	124,800	3,961,152
Republic Services Inc.	3,400	744,668
Robert Half Inc.	131,200	3,332,480
Waste Management Inc.	3,400	781,286
		19,639,410
Computers (0.02%)
Sandisk Corp.(a)	780	495,565
Construction Materials (1.11%)
Vulcan Materials Co.	106,400	28,972,720
Consumer Services (0.02%)
Grand Canyon Education Inc.(a)	2,900	493,087
Containers & Packaging (0.48%)
AptarGroup Inc.	97,500	12,286,950
Packaging Corp of America	1,100	233,442
		12,520,392
Diversified Financial Services (0.02%)
Blackrock Inc.	500	480,855
Diversified Industrials (1.91%)
3M Co.	53,000	7,697,190
Emerson Electric Co.	62,400	8,175,648
Illinois Tool Works Inc.	130,400	33,941,816
		49,814,654
E-Commerce Discretionary (0.71%)
Amazon.com Inc.(a)	88,828	18,500,208
eBay Inc.	100	9,102
		18,509,310
Electric Utilities (0.96%)
AES Corp., The	158,000	2,226,220
Alliant Energy Corp.	14,800	1,062,048
Clearway Energy Inc., Class C	54,500	2,141,305
Consolidated Edison Inc.	24,900	2,818,182
Constellation Energy Corp.	800	223,400
Duke Energy Corp.	20,100	2,631,894
Edison International	61,400	4,493,252
Evergy Inc.	32,000	2,621,440
NRG Energy Inc.	3,200	467,648
OGE Energy Corp.	59,200	2,839,232
Public Service Enterprise Group Inc.	3,600	291,420
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Electric Utilities (Cont.)
Southern Co., The	33,500	$ 3,233,420
Vistra Corp.	100	15,033
		25,064,494
Electrical Equipment (0.27%)
GE Vernova Inc.	5,800	5,062,820
Generac Holdings Inc.(a)	100	19,533
Vertiv Holdings Co., Class A	8,300	2,079,814
		7,162,167
Entertainment Content (1.89%)
Electronic Arts Inc.	200	40,774
Netflix Inc.(a)	15,100	1,451,865
Paramount Skydance Corp., Class B	100	902
Take-Two Interactive Software Inc.(a)	100	19,750
Walt Disney Co., The	496,695	47,871,464
Warner Bros Discovery Inc.(a)	100	2,746
		49,387,501
Food (0.10%)
Hershey Co., The	12,000	2,494,680
Nestle SA Sponsored ADR	100	9,910
		2,504,590
Gas & Water Utilities (0.19%)
National Fuel Gas Co.	3,800	357,048
UGI Corp.	123,500	4,497,870
		4,854,918
Health Care Facilities & Services (0.28%)
Cencora Inc.	4,601	1,445,358
Chemed Corp.	600	226,644
Encompass Health Corp.	4,500	435,285
McKesson Corp.	4,500	3,894,120
Medpace Holdings Inc.(a)	900	432,171
Quest Diagnostics Inc.	4,300	842,714
		7,276,292
Home & Office Products (0.27%)
HNI Corp.	160,000	5,342,400
Scotts Miracle-Gro Co., The	27,900	1,696,599
		7,038,999
Household Products (2.12%)
Kenvue Inc.	205,557	3,543,803
Procter & Gamble Co., The	359,200	51,882,848
		55,426,651
Institutional Financial Services (0.24%)
Cboe Global Markets Inc.	5,100	1,433,457
CME Group Inc.	500	147,675
Coinbase Global Inc., Class A(a)	100	17,461
Goldman Sachs Group Inc., The	800	676,792
Intercontinental Exchange Inc.	20,500	3,224,240
	Shares	Value
Common Stocks (Cont.)
Institutional Financial Services (Cont.)
Morgan Stanley	1,700	$ 279,769
Northern Trust Corp.	3,400	474,538
		6,253,932
Insurance (0.49%)
Allstate Corp., The	4,000	829,360
American Financial Group Inc.	9,800	1,251,558
Assurant Inc.	3,800	827,678
Axis Capital Holdings Ltd.	18,700	1,896,367
Berkshire Hathaway Inc., Class B(a)	1,700	814,640
Hanover Insurance Group Inc., The	100	17,335
Hartford Insurance Group Inc., The	11,600	1,568,668
Lincoln National Corp.	15,600	553,800
Loews Corp.	13,900	1,483,686
Old Republic International Corp.	18,400	734,160
Willis Towers Watson PLC	10,100	2,936,070
		12,913,322
Internet Media & Services (6.49%)
Airbnb Inc., Class A(a)	100	12,628
Alphabet Inc., Class A	391,440	112,562,486
Alphabet Inc., Class C	71,180	20,418,695
DoorDash Inc., Class A(a)	100	15,015
Expedia Group Inc.	1	231
Match Group Inc.	100	3,071
Meta Platforms Inc., Class A	57,730	33,029,065
VeriSign Inc.	14,900	3,700,564
		169,741,755
IT Services (0.30%)
Accenture PLC, Class A	2,400	475,896
Amdocs Ltd.	41,600	2,714,816
Cognizant Technology Solutions Corp., Class A	22,000	1,349,700
DXC Technology Co.(a)	100	1,257
International Business Machines Corp.	13,200	3,199,548
		7,741,217
Leisure Facilities & Services (0.43%)
Caesars Entertainment Inc.(a)	100	2,643
Carnival Corp.	100	2,588
Chipotle Mexican Grill Inc.(a)	100	3,201
Domino's Pizza Inc.	5,100	1,829,829
McDonald's Corp.	14,300	4,444,297
MGM Resorts International(a)	100	3,701
Norwegian Cruise Line Holdings Ltd.(a)	100	1,870
Royal Caribbean Cruises Ltd.	100	27,518
Wendy's Co., The	219,400	1,524,830
Wynn Resorts Ltd.	100	10,155
Yum! Brands Inc.	21,200	3,296,176
		11,146,808
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Machinery (4.82%)
Caterpillar Inc.	152,860	$ 108,295,195
Deere & Co.	20,002	11,267,127
Donaldson Co. Inc.	36,517	3,099,198
MSA Safety Inc.	2,000	327,900
Snap-on Inc.	1,800	653,796
Veralto Corp.	26,200	2,316,604
		125,959,820
Medical Equipment & Devices (0.88%)
Abbott Laboratories	53,975	5,541,613
Agilent Technologies Inc.	143,587	16,366,046
Dexcom Inc.(a)	100	6,280
Insulet Corp.(a)	1	210
Solventum Corp.(a)	13,250	865,225
Thermo Fisher Scientific Inc.	300	147,459
		22,926,833
Metals & Mining (0.41%)
Rio Tinto PLC Sponsored ADR	110,100	10,271,229
Royal Gold Inc.	1,500	381,735
		10,652,964
Oil & Gas Supply Chain (2.35%)
Antero Midstream Corp.	100	2,280
APA Corp.	100	4,244
Cheniere Energy Inc.	12,700	3,603,752
Chevron Corp.	196,900	40,738,610
ConocoPhillips	21,200	2,798,400
EOG Resources Inc.	16,100	2,327,577
Exxon Mobil Corp.	54,400	9,229,504
Occidental Petroleum Corp.	100	6,500
Targa Resources Corp.	10,400	2,607,592
		61,318,459
Publishing & Broadcasting (0.02%)
News Corp., Class A	100	2,493
Nexstar Media Group Inc.	3,300	596,739
		599,232
Real Estate Investment Trusts (0.92%)
AvalonBay Communities Inc.	9,500	1,551,825
Camden Property Trust	16,300	1,591,858
Essex Property Trust Inc.	9,200	2,226,400
Federal Realty Investment Trust	29,600	3,143,816
Highwoods Properties Inc.	76,300	1,633,583
Host Hotels & Resorts Inc.	68,100	1,304,796
Lamar Advertising Co., Class A	20,800	2,634,528
Mid-America Apartment Communities Inc.	3,000	366,360
Prologis Inc.	500	66,090
Public Storage	8,200	2,221,216
Regency Centers Corp.	23,900	1,808,274
Simon Property Group Inc.	30,200	5,633,206
		24,181,952
	Shares	Value
Common Stocks (Cont.)
Real Estate Services (0.00%)
CBRE Group Inc., Class A(a)	100	$ 13,546
Renewable Energy (0.00%)
First Solar Inc.(a)	100	19,726
Retail - Consumer Staples (1.62%)
Costco Wholesale Corp.	7,400	7,373,582
Walgreens Boots Alliance Inc.(a),(b)	100	-
Walmart Inc.	281,400	34,972,392
		42,345,974
Retail - Discretionary (0.52%)
AutoZone Inc.(a)	300	1,013,334
Bath & Body Works Inc.	100	1,867
Best Buy Co. Inc.	32,200	2,067,240
Carvana Co.(a)	1,787	561,797
Home Depot Inc., The	600	197,334
Lowe's Cos. Inc.	1,700	401,676
O'Reilly Automotive Inc.(a)	19,200	1,772,352
TJX Cos. Inc., The	31,700	5,062,490
Williams-Sonoma Inc.	14,400	2,625,552
		13,703,642
Semiconductors (7.48%)
Advanced Micro Devices Inc.(a)	100	20,343
Analog Devices Inc.	10,501	3,340,788
Applied Materials Inc.	1,200	410,148
ASML Holding NV NY Reg. Shares	11,521	15,217,283
Broadcom Inc.	94,300	29,186,793
Cirrus Logic Inc.(a)	8,500	1,229,270
Intel Corp.(a)	100	4,413
KLA Corp.	3,100	4,564,471
Lam Research Corp.	9,300	1,987,038
Microchip Technology Inc.	100	6,461
Micron Technology Inc.	4,857	1,640,889
Monolithic Power Systems Inc.	1	1,093
NVIDIA Corp.	788,531	137,519,806
NXP Semiconductors NV	100	19,686
ON Semiconductor Corp.(a)	100	6,192
Qorvo Inc.(a)	100	7,740
QUALCOMM Inc.	2,300	296,194
Skyworks Solutions Inc.	100	5,355
Texas Instruments Inc.	1	194
		195,464,157
Software (2.83%)
Adobe Inc.(a)	500	121,540
Appfolio Inc., Class A(a)	5,400	852,228
Autodesk Inc.(a)	1	239
Datadog Inc., Class A(a)	1	118
Dropbox Inc., Class A(a)	65,500	1,488,160
Fortinet Inc.(a)	100	8,172
Gen Digital Inc.	100	1,883
Intuit Inc.	7,500	3,242,850
Microsoft Corp.	168,121	62,233,351
Oracle Corp.	300	44,133
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Software (Cont.)
Palantir Technologies Inc., Class A(a)	21,500	$ 3,145,020
Palo Alto Networks Inc.(a)	1	160
Paycom Software Inc.	100	12,154
Roper Technologies Inc.	2,200	778,492
Salesforce Inc.	1,600	298,672
Tyler Technologies Inc.(a)	5,500	1,883,090
		74,110,262
Specialty Finance (1.26%)
AGNC Investment Corp.	334,800	3,358,044
Annaly Capital Management Inc.	75,600	1,598,940
Broadridge Financial Solutions Inc.	5,500	893,640
Credit Acceptance Corp.(a)	4,300	1,820,878
GATX Corp.	4,200	717,108
Jack Henry & Associates Inc.	1,100	173,844
Mastercard Inc., Class A	439	219,351
MGIC Investment Corp.	86,600	2,273,250
Moody's Corp.	2,900	1,265,125
MSCI Inc.	2,800	1,509,228
OneMain Holdings Inc.	77,800	4,161,522
PayPal Holdings Inc.	100	4,523
Rithm Capital Corp.	136,100	1,290,228
Starwood Property Trust Inc.	222,300	3,828,006
Verisk Analytics Inc.	11,800	2,239,050
Visa Inc., Class A	10,830	3,273,259
Western Union Co., The	484,000	4,225,320
		32,851,316
Steel (1.56%)
Nucor Corp.	242,000	40,922,200
Technology Hardware (8.81%)
Apple Inc.	775,904	196,916,676
Ciena Corp.(a)	295	114,528
Cisco Systems Inc.	8,500	659,515
Corning Inc.	180,892	24,595,885
Dell Technologies Inc., Class C	100	16,413
F5 Inc.(a)	1,900	549,727
HP Inc.	58,600	1,125,706
Lumentum Holdings Inc.(a)	128	89,953
Motorola Solutions Inc.	6,400	2,777,408
Seagate Technology Holdings PLC	1	392
Teledyne Technologies Inc.(a)	5,700	3,448,557
Western Digital Corp.	100	27,049
		230,321,809
Telecommunications (0.29%)
AT&T Inc.	6,200	179,738
EchoStar Corp., Class A(a)	35	4,098
Iridium Communications Inc.	16,300	452,162
Millicom International Cellular SA	34,100	2,555,454
T-Mobile US Inc.	5,500	1,155,165
Verizon Communications Inc.	63,100	3,167,620
		7,514,237
	Shares	Value
Common Stocks (Cont.)
Tobacco & Cannabis (0.28%)
Altria Group Inc.	57,000	$ 3,761,430
Philip Morris International Inc.	22,400	3,703,616
		7,465,046
Transportation & Logistics (0.32%)
American Airlines Group Inc.(a)	100	1,074
Expeditors International of Washington Inc.	4,800	687,504
Landstar System Inc.	20,900	3,350,479
Union Pacific Corp.	17,866	4,334,649
		8,373,706
Wholesale - Consumer Staples (1.53%)
Archer-Daniels-Midland Co.	550,461	40,013,010
Wholesale - Discretionary (0.00%)
Copart Inc.(a)	100	3,320
Total Common Stocks (cost $426,903,395)		1,848,653,084

	Principal amount	Value
Corporate Bonds (8.08%)
Advertising & Marketing (0.01%)
AppLovin Corp. 5.500%, 12/01/2034	$ 150,000	148,758
		148,758
Aerospace & Defense (0.13%)
Boeing Co., The 5.040%, 05/01/2027	150,000	150,844
6.259%, 05/01/2027	100,000	101,727
3.250%, 02/01/2028	250,000	245,062
5.150%, 05/01/2030	250,000	254,185
3.625%, 02/01/2031	150,000	142,653
6.528%, 05/01/2034	200,000	217,869
Lockheed Martin Corp. 5.100%, 11/15/2027	250,000	254,275
4.450%, 05/15/2028	250,000	251,489
5.250%, 01/15/2033	250,000	260,262
4.800%, 08/15/2034	100,000	99,912
5.000%, 08/15/2035	75,000	75,675
HEICO Corp. 5.250%, 08/01/2028	150,000	152,890
Honeywell Aerospace Inc. 4.000%, 03/16/2029(c)	100,000	99,066
4.300%, 03/16/2031(c)	100,000	98,919
4.600%, 03/16/2033(c)	100,000	98,853
4.950%, 03/16/2036(c)	100,000	99,220
General Electric Co. 4.300%, 07/29/2030	100,000	99,760
4.900%, 01/29/2036	50,000	50,040
RTX Corp. 6.000%, 03/15/2031	200,000	212,580
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Aerospace & Defense (Cont.)
5.150%, 02/27/2033	$ 250,000	$ 254,963
L3Harris Technologies Inc. 5.400%, 07/31/2033	100,000	102,599
Northrop Grumman Corp. 4.900%, 06/01/2034	100,000	99,793
General Dynamics Corp. 4.950%, 08/15/2035	100,000	100,680
		3,523,316
Agriculture (0.00%)
Bunge Ltd. Finance Corp. 5.150%, 03/19/2036	50,000	49,321
		49,321
Asset Management (0.16%)
Blue Owl Credit Income Corp. 7.750%, 09/16/2027	250,000	253,505
7.950%, 06/13/2028	100,000	102,443
5.800%, 03/15/2030	100,000	96,424
Blackstone Secured Lending Fund 5.875%, 11/15/2027	150,000	150,494
Brookfield Finance Inc. 3.900%, 01/25/2028	100,000	98,902
5.675%, 01/15/2035	100,000	100,861
Charles Schwab Corp., The 2.000%, 03/20/2028	100,000	95,927
5.643%, 05/19/2029	100,000	102,745
6.196%, 11/17/2029(d)	100,000	104,514
4.625%, 03/22/2030	50,000	50,719
4.343%, 11/14/2031	100,000	98,887
5.853%, 05/19/2034	150,000	157,540
6.136%, 08/24/2034	100,000	106,439
4.914%, 11/14/2036	100,000	97,201
UBS AG 5.650%, 09/11/2028	200,000	206,392
Blackstone Private Credit Fund 4.000%, 01/15/2029	250,000	235,199
6.000%, 11/22/2034	100,000	93,485
Ares Capital Corp. 5.875%, 03/01/2029	150,000	151,064
5.950%, 07/15/2029	150,000	150,740
Blue Owl Capital Corp. 5.950%, 03/15/2029	100,000	98,798
6.200%, 07/15/2030	50,000	49,277
Ares Strategic Income Fund 6.350%, 08/15/2029	100,000	100,320
5.600%, 02/15/2030	100,000	97,305
Sixth Street Lending Partners 5.750%, 01/15/2030	100,000	98,499
Blackrock Inc. 2.400%, 04/30/2030	250,000	232,141
4.750%, 05/25/2033	150,000	150,785
HPS Corporate Lending Fund 5.450%, 11/15/2030(c)	200,000	191,247
	Principal amount	Value
Corporate Bonds (Cont.)
Asset Management (Cont.)
HA Sustainable Infrastructure Capital Inc. 6.150%, 01/15/2031	$ 50,000	$ 50,891
6.375%, 07/01/2034	50,000	50,331
Apollo Debt Solutions BDC 6.700%, 07/29/2031	50,000	50,584
6.550%, 03/15/2032	100,000	100,384
Ameriprise Financial Inc. 4.500%, 05/13/2032	250,000	247,891
5.150%, 05/15/2033	100,000	101,744
Brookfield Capital Finance LLC 6.087%, 06/14/2033	100,000	104,292
		4,177,970
Automotive (0.23%)
General Motors Financial Co. Inc. 5.000%, 04/09/2027	250,000	251,108
5.400%, 05/08/2027	100,000	100,881
6.000%, 01/09/2028	250,000	255,594
5.800%, 06/23/2028	250,000	256,100
5.850%, 04/06/2030	250,000	258,759
5.450%, 07/15/2030	50,000	51,180
5.600%, 06/18/2031	100,000	102,350
6.400%, 01/09/2033	250,000	264,910
5.450%, 09/06/2034	100,000	99,182
5.900%, 01/07/2035	50,000	50,894
6.150%, 07/15/2035	50,000	51,705
Ford Motor Credit Co. LLC 5.850%, 05/17/2027	200,000	201,473
6.800%, 05/12/2028	200,000	206,020
6.798%, 11/07/2028	200,000	207,038
5.875%, 11/07/2029	200,000	202,498
7.350%, 03/06/2030	200,000	210,986
7.200%, 06/10/2030	200,000	210,666
6.050%, 03/05/2031	200,000	201,770
7.122%, 11/07/2033	200,000	210,089
Toyota Motor Corp. 4.186%, 06/30/2027	100,000	100,101
5.118%, 07/13/2028	250,000	254,537
4.450%, 06/30/2030	50,000	50,042
5.123%, 07/13/2033	250,000	255,281
5.053%, 06/30/2035	200,000	202,290
American Honda Finance Corp. 4.550%, 07/09/2027	50,000	50,021
4.900%, 07/09/2027	50,000	50,228
5.125%, 07/07/2028	250,000	252,662
5.650%, 11/15/2028	100,000	102,438
4.800%, 03/05/2030	100,000	99,951
5.850%, 10/04/2030	100,000	103,837
5.150%, 07/09/2032	50,000	50,096
4.900%, 01/10/2034	100,000	97,249
Toyota Motor Credit Corp. 4.550%, 09/20/2027	250,000	251,424
4.350%, 10/08/2027	100,000	100,296
4.550%, 05/17/2030	100,000	100,495
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
4.800%, 01/05/2034	$ 100,000	$ 99,451
General Motors Co. 5.625%, 04/15/2030	50,000	51,408
5.600%, 10/15/2032	100,000	102,382
Aptiv Swiss Holdings Ltd. 3.250%, 03/01/2032	100,000	93,592
Magna International Inc. 5.500%, 03/21/2033	200,000	205,055
Honda Motor Co. Ltd. 5.337%, 07/08/2035	50,000	49,469
		6,115,508
Banking (1.70%)
Canadian Imperial Bank of Commerce 3.450%, 04/07/2027	150,000	148,908
5.001%, 04/28/2028	150,000	151,855
5.245%, 01/13/2031(d)	125,000	127,484
6.092%, 10/03/2033	150,000	160,472
U.S. Bancorp 3.150%, 04/27/2027	150,000	148,318
3.900%, 04/26/2028	250,000	248,182
4.548%, 07/22/2028(d)	150,000	150,135
4.653%, 02/01/2029(d)	150,000	150,686
5.775%, 06/12/2029	250,000	257,145
5.384%, 01/23/2030(d)	100,000	102,410
4.839%, 02/01/2034	150,000	148,242
5.836%, 06/12/2034(d)	250,000	260,933
5.678%, 01/23/2035(d)	250,000	258,215
5.033%, 01/26/2037	100,000	98,529
Toronto-Dominion Bank, The 4.108%, 06/08/2027	150,000	149,607
4.693%, 09/15/2027	250,000	251,312
5.156%, 01/10/2028	150,000	151,906
5.523%, 07/17/2028	150,000	153,702
4.808%, 06/03/2030	125,000	126,034
5.298%, 01/30/2032	200,000	205,424
National Australia Bank Ltd. 3.905%, 06/09/2027	250,000	249,467
4.944%, 01/12/2028	250,000	253,552
4.900%, 06/13/2028	250,000	253,823
Royal Bank of Canada 4.240%, 08/03/2027	150,000	149,946
6.000%, 11/01/2027	250,000	256,448
4.900%, 01/12/2028	150,000	151,733
5.200%, 08/01/2028	150,000	152,972
4.696%, 08/06/2031(d)	200,000	199,555
5.000%, 02/01/2033	150,000	151,156
5.000%, 05/02/2033	125,000	126,108
Banco Santander SA 5.294%, 08/18/2027	200,000	201,924
5.588%, 08/08/2028	200,000	204,865
5.565%, 01/17/2030	200,000	204,942
6.921%, 08/08/2033	200,000	215,858
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
Westpac Banking Corp. 4.043%, 08/26/2027	$ 250,000	$ 249,885
5.457%, 11/18/2027	250,000	255,104
5.535%, 11/17/2028	100,000	103,509
5.050%, 04/16/2029	100,000	102,262
6.820%, 11/17/2033	100,000	109,155
5.618%, 11/20/2035(d)	100,000	101,179
3.020%, 11/18/2036(d)	100,000	89,456
Deutsche Bank AG 5.371%, 09/09/2027	250,000	254,250
6.720%, 01/18/2029(d)	250,000	259,011
6.819%, 11/20/2029	150,000	157,495
3.742%, 01/07/2033(d)	250,000	227,855
Bank of Montreal 4.700%, 09/14/2027	150,000	150,819
5.203%, 02/01/2028	150,000	152,250
3.088%, 01/10/2037(d)	150,000	133,395
PNC Bank N.A. 3.100%, 10/25/2027	250,000	245,843
Keybank National Association 5.850%, 11/15/2027	250,000	255,257
Sumitomo Mitsui Financial Group Inc. 5.520%, 01/13/2028	250,000	255,019
5.800%, 07/13/2028	250,000	257,570
3.040%, 07/16/2029	200,000	190,239
5.710%, 01/13/2030	250,000	259,056
5.766%, 01/13/2033	250,000	260,179
5.632%, 01/15/2035	200,000	206,398
Manufacturers & Traders Trust Co. 4.700%, 01/27/2028	250,000	251,472
JPMorgan Chase & Co. 5.571%, 04/22/2028	100,000	101,221
4.323%, 04/26/2028	150,000	149,932
4.851%, 07/25/2028	250,000	251,230
2.069%, 06/01/2029	250,000	237,874
4.203%, 07/23/2029(d)	150,000	149,138
5.299%, 07/24/2029	250,000	254,666
6.087%, 10/23/2029(d)	100,000	103,908
4.452%, 12/05/2029	150,000	150,179
5.012%, 01/23/2030	150,000	152,099
5.581%, 04/22/2030	250,000	257,666
3.702%, 05/06/2030(d)	250,000	243,808
4.565%, 06/14/2030	250,000	250,235
4.995%, 07/22/2030	250,000	253,549
4.347%, 01/22/2032	100,000	98,589
1.953%, 02/04/2032	250,000	220,124
2.580%, 04/22/2032(d)	250,000	225,915
2.545%, 11/08/2032(d)	250,000	222,228
2.963%, 01/25/2033(d)	250,000	226,806
4.586%, 04/26/2033	500,000	493,339
4.912%, 07/25/2033	500,000	500,345
5.717%, 09/14/2033	250,000	258,842
5.350%, 06/01/2034	250,000	255,071
6.254%, 10/23/2034	250,000	268,803
5.336%, 01/23/2035(d)	250,000	253,837
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
5.766%, 04/22/2035	$ 100,000	$ 104,159
4.946%, 10/22/2035	100,000	98,903
5.572%, 04/22/2036	50,000	51,524
4.810%, 10/22/2036	250,000	242,741
4.898%, 01/22/2037	200,000	195,702
5.193%, 02/05/2037	200,000	196,533
Wells Fargo & Co. 5.707%, 04/22/2028	150,000	151,935
3.584%, 05/22/2028(d)	364,000	360,560
2.393%, 06/02/2028	150,000	146,408
4.150%, 01/24/2029	186,000	184,955
5.574%, 07/25/2029	200,000	204,594
6.303%, 10/23/2029(d)	100,000	104,149
5.198%, 01/23/2030	150,000	152,351
5.244%, 01/24/2031	100,000	101,938
5.150%, 04/23/2031	100,000	101,709
3.350%, 03/02/2033	500,000	459,093
4.897%, 07/25/2033	500,000	497,443
5.389%, 04/24/2034	150,000	152,246
5.557%, 07/25/2034	150,000	153,730
5.499%, 01/23/2035	250,000	254,487
5.605%, 04/23/2036	150,000	153,499
4.892%, 09/15/2036	100,000	97,291
4.960%, 01/23/2037	200,000	194,828
Bank of America Corp.(Variable, U.S. SOFR + 1.58%) 4.376%, 04/27/2028(d)	250,000	249,816
4.948%, 07/22/2028	150,000	150,969
6.204%, 11/10/2028(d)	250,000	256,823
3.419%, 12/20/2028	250,000	245,593
4.979%, 01/24/2029	100,000	100,779
3.970%, 03/05/2029	250,000	247,732
5.202%, 04/25/2029	250,000	253,560
2.087%, 06/14/2029(d)	250,000	237,860
4.271%, 07/23/2029	150,000	149,389
5.819%, 09/15/2029	100,000	103,159
3.974%, 02/07/2030	250,000	246,560
3.194%, 07/23/2030(d)	250,000	239,765
4.456%, 02/06/2032	100,000	98,748
2.572%, 10/20/2032(d)	250,000	222,430
2.972%, 02/04/2033	500,000	452,607
4.571%, 04/27/2033	500,000	491,258
5.015%, 07/22/2033	500,000	502,953
5.288%, 04/25/2034	250,000	253,039
5.872%, 09/15/2034	175,000	183,253
5.468%, 01/23/2035	250,000	255,200
2.482%, 09/21/2036	250,000	216,276
5.045%, 02/06/2037	200,000	197,340
3.846%, 03/08/2037(d)	250,000	231,574
Citigroup Inc. 4.643%, 05/07/2028	250,000	250,414
4.658%, 05/24/2028(d)	150,000	150,282
4.786%, 03/04/2029	150,000	150,756
5.174%, 02/13/2030	250,000	253,854
3.980%, 03/20/2030(d)	150,000	147,579
4.952%, 05/07/2031(d)	150,000	150,972
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
2.561%, 05/01/2032	$ 250,000	$ 223,636
3.057%, 01/25/2033(d)	500,000	452,169
3.785%, 03/17/2033(d)	500,000	469,027
4.910%, 05/24/2033(d)	500,000	497,736
6.270%, 11/17/2033(d)	250,000	267,197
6.174%, 05/25/2034	250,000	258,780
5.827%, 02/13/2035(d)	250,000	253,284
5.449%, 06/11/2035(d)	250,000	253,477
5.333%, 03/27/2036	100,000	100,305
5.174%, 09/11/2036	100,000	99,129
HSBC Holdings PLC 5.597%, 05/17/2028	200,000	202,247
4.755%, 06/09/2028(d)	250,000	250,531
5.210%, 08/11/2028(d)	250,000	252,021
7.390%, 11/03/2028	250,000	260,593
6.161%, 03/09/2029	250,000	257,184
5.286%, 11/19/2030(d)	200,000	203,630
5.240%, 05/13/2031	200,000	202,817
4.675%, 03/10/2032	200,000	197,350
5.402%, 08/11/2033	250,000	253,903
8.113%, 11/03/2033(d)	250,000	286,219
6.254%, 03/09/2034(d)	250,000	264,912
6.547%, 06/20/2034(d)	200,000	210,293
7.399%, 11/13/2034	200,000	220,966
5.450%, 03/03/2036(d)	200,000	200,583
Morgan Stanley Bank NA 5.504%, 05/26/2028	250,000	252,843
Bank of Nova Scotia, The 5.250%, 06/12/2028	150,000	153,019
4.850%, 02/01/2030	250,000	252,865
4.588%, 05/04/2037(d)	150,000	143,495
Mitsubishi UFJ Financial Group Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.95%) 5.017%, 07/20/2028(d)	250,000	251,555
5.422%, 02/22/2029(d)	200,000	203,211
5.258%, 04/17/2030(d)	200,000	203,517
2.309%, 07/20/2032(d)	200,000	176,166
5.441%, 02/22/2034(d)	200,000	204,395
5.406%, 04/19/2034(d)	200,000	204,281
5.057%, 01/14/2037	200,000	196,486
Huntington Bancshares Inc. 4.443%, 08/04/2028	100,000	99,927
5.272%, 01/15/2031(d)	200,000	203,031
5.709%, 02/02/2035(d)	100,000	102,041
Citibank N.A. 5.803%, 09/29/2028	250,000	259,598
4.838%, 08/06/2029	250,000	253,327
Lloyds Banking Group PLC 5.087%, 11/26/2028	200,000	201,824
5.679%, 01/05/2035(d)	200,000	205,490
6.068%, 06/13/2036	200,000	203,268
Santander UK Group Holdings PLC 6.534%, 01/10/2029	250,000	257,952
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
Goldman Sachs Group Inc., The 4.148%, 01/21/2029	$ 200,000	$ 198,766
Truist Financial Corp. 4.873%, 01/26/2029	100,000	100,658
7.161%, 10/30/2029	150,000	159,425
5.435%, 01/24/2030	100,000	102,356
5.071%, 05/20/2031(d)	100,000	101,090
5.153%, 08/05/2032(d)	100,000	101,314
5.867%, 06/08/2034(d)	150,000	156,289
5.711%, 01/24/2035	100,000	103,154
4.964%, 10/23/2036(d)	100,000	96,861
Mizuho Financial Group Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%) 5.667%, 05/27/2029(d)	200,000	205,172
5.382%, 07/10/2030(d)	200,000	204,579
5.739%, 05/27/2031(d)	200,000	207,283
5.748%, 07/06/2034(d)	200,000	207,750
5.323%, 07/08/2036	200,000	200,885
PNC Financial Services Group Inc., The 5.582%, 06/12/2029	250,000	256,182
5.492%, 05/14/2030	100,000	102,842
5.222%, 01/29/2031(d)	100,000	102,010
4.812%, 10/21/2032	100,000	99,667
6.037%, 10/28/2033(d)	150,000	158,643
5.939%, 08/18/2034(d)	150,000	157,099
5.401%, 07/23/2035(d)	100,000	101,270
5.575%, 01/29/2036	100,000	102,090
5.423%, 01/25/2041	100,000	97,965
Fifth Third Bancorp(Variable, U.S. SOFR + 2.34%) 6.339%, 07/27/2029(d)	150,000	155,500
4.772%, 07/28/2030(d)	150,000	150,023
5.141%, 01/29/2037(d)	100,000	97,412
NatWest Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.95%) 5.808%, 09/13/2029(d)	200,000	205,781
5.076%, 01/27/2030	200,000	202,203
5.778%, 03/01/2035	200,000	206,747
Barclays PLC(Variable, U.S. SOFR + 2.22%) 6.490%, 09/13/2029(d)	200,000	208,215
5.746%, 08/09/2033(d)	250,000	256,685
7.437%, 11/02/2033	250,000	279,493
6.224%, 05/09/2034	250,000	262,176
7.119%, 06/27/2034(d)	250,000	272,032
5.207%, 02/24/2037	200,000	193,557
Citizens Financial Group Inc.(Variable, U.S. SOFR + 2.01%) 5.841%, 01/23/2030(d)	100,000	102,983
5.253%, 03/05/2031(d)	100,000	101,191
6.645%, 04/25/2035	100,000	107,176
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
ING Groep N.V.(Variable, U.S. SOFR + 1.44%) 5.335%, 03/19/2030(d)	$ 200,000	$ 204,239
5.550%, 03/19/2035	200,000	203,139
Santander Holdings U.S.A. Inc. 5.741%, 03/20/2031	100,000	102,608
6.342%, 05/31/2035(d)	75,000	78,442
Morgan Stanley 4.708%, 03/12/2032	150,000	148,990
KeyCorp 5.305%, 01/28/2037(d)	100,000	97,936
		44,505,386
Beverages (0.14%)
Constellation Brands Inc. 4.350%, 05/09/2027	250,000	249,675
4.750%, 05/09/2032	250,000	248,107
4.900%, 05/01/2033	100,000	98,651
Coca-Cola Co., The 1.450%, 06/01/2027	100,000	97,146
1.000%, 03/15/2028	100,000	94,489
3.450%, 03/25/2030	100,000	97,376
2.000%, 03/05/2031	200,000	179,697
5.000%, 05/13/2034	100,000	103,007
Diageo Capital PLC 5.300%, 10/24/2027	250,000	253,970
5.500%, 01/24/2033	200,000	206,504
PepsiCo Inc. 3.600%, 02/18/2028	250,000	248,056
4.450%, 05/15/2028	250,000	252,048
4.100%, 01/15/2029	50,000	49,971
4.300%, 07/23/2030	100,000	100,254
3.900%, 07/18/2032	100,000	96,858
4.450%, 02/15/2033	100,000	100,349
5.000%, 02/07/2035	100,000	101,240
5.000%, 07/23/2035	50,000	50,599
Anheuser-Busch InBev Worldwide Inc. 3.500%, 06/01/2030	350,000	338,217
Keurig Dr. Pepper Inc. 4.050%, 04/15/2032	250,000	236,509
5.150%, 05/15/2035	50,000	48,732
Brown-Forman Corp. 4.750%, 04/15/2033	100,000	99,196
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc. 4.700%, 02/01/2036	200,000	194,795
Maple Parent Holdings Corp. 5.700%, 03/26/2036(c)	50,000	49,679
		3,595,125
Biotechnology & Pharmaceuticals (0.30%)
Eli Lilly & Co. 4.150%, 08/14/2027	100,000	100,126
3.375%, 03/15/2029	207,000	202,910
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
4.700%, 02/27/2033	$ 150,000	$ 151,073
4.700%, 02/09/2034	100,000	99,836
5.100%, 02/12/2035	100,000	102,034
Johnson & Johnson 0.950%, 09/01/2027	100,000	96,143
4.800%, 06/01/2029	100,000	102,502
4.850%, 03/01/2032	200,000	205,673
Amgen Inc. 5.150%, 03/02/2028	250,000	253,664
3.000%, 02/22/2029	250,000	241,224
4.050%, 08/18/2029	250,000	247,659
5.250%, 03/02/2030	250,000	256,709
3.350%, 02/22/2032	150,000	139,671
4.200%, 03/01/2033	150,000	144,765
5.250%, 03/02/2033	250,000	256,557
4.850%, 02/19/2036	100,000	98,253
Astrazeneca Finance LLC 4.875%, 03/03/2028	250,000	253,835
4.900%, 03/03/2030	250,000	255,189
4.875%, 03/03/2033	150,000	152,617
5.000%, 02/26/2034	100,000	101,470
AbbVie Inc. 4.650%, 03/15/2028	100,000	100,910
4.250%, 11/14/2028	100,000	100,276
3.200%, 11/21/2029	250,000	241,016
4.875%, 03/15/2030	150,000	152,992
4.950%, 03/15/2031	100,000	102,154
5.050%, 03/15/2034	100,000	101,495
5.200%, 03/15/2035	100,000	101,767
GlaxoSmithKline Capital Inc. 3.875%, 05/15/2028	250,000	248,727
Merck & Co. Inc. 4.050%, 05/17/2028	250,000	250,293
3.400%, 03/07/2029	150,000	147,099
4.300%, 05/17/2030	50,000	49,925
4.500%, 05/17/2033	150,000	149,563
Pfizer Investment Enterprises Pte. Ltd. 4.450%, 05/19/2028	250,000	251,484
4.650%, 05/19/2030	250,000	251,897
4.750%, 05/19/2033	250,000	249,047
Sanofi SA 3.625%, 06/19/2028	150,000	148,394
Pfizer Inc. 3.450%, 03/15/2029	150,000	147,453
Gilead Sciences Inc. 1.650%, 10/01/2030	300,000	267,218
Bristol-Myers Squibb Co. 5.100%, 02/22/2031	300,000	308,384
2.950%, 03/15/2032	250,000	229,138
5.200%, 02/22/2034	100,000	102,521
Zoetis Inc. 5.600%, 11/16/2032	250,000	261,731
Novartis Capital Corp. 4.200%, 09/18/2034	100,000	96,694
	Principal amount	Value
Corporate Bonds (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
4.600%, 11/05/2035	$ 150,000	$ 146,987
Takeda U.S. Financing Inc. 5.200%, 07/07/2035	200,000	200,015
		7,869,090
Cable & Satellite (0.07%)
Comcast Corp. 3.300%, 04/01/2027	200,000	198,047
4.550%, 01/15/2029	250,000	251,804
5.500%, 11/15/2032	250,000	259,636
4.650%, 02/15/2033	250,000	247,517
4.800%, 05/15/2033	250,000	248,621
5.300%, 05/15/2035	100,000	101,815
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, 01/15/2029	250,000	233,656
4.400%, 04/01/2033	250,000	233,725
5.850%, 12/01/2035	100,000	98,359
		1,873,180
Chemicals (0.08%)
Ecolab Inc. 5.250%, 01/15/2028	150,000	152,719
Sherwin-Williams Co., The 4.550%, 03/01/2028	50,000	50,192
2.950%, 08/15/2029	70,000	66,717
4.800%, 09/01/2031	50,000	50,397
Nutrien Ltd. 4.900%, 03/27/2028	150,000	151,238
Air Products and Chemicals Inc. 4.600%, 02/08/2029	100,000	100,975
4.800%, 03/03/2033	100,000	100,750
4.850%, 02/08/2034	100,000	100,120
PPG Industries Inc. 4.375%, 03/15/2031	50,000	49,229
Albemarle Corp. 5.050%, 06/01/2032	150,000	150,536
Cabot Corp. 5.000%, 06/30/2032	150,000	149,860
Eastman Chemical Co. 5.750%, 03/08/2033	100,000	103,362
Avery Dennison Corp. 5.750%, 03/15/2033	100,000	104,096
Dow Chemical Co., The 6.300%, 03/15/2033	150,000	157,309
5.150%, 02/15/2034	100,000	97,550
5.350%, 03/15/2035	50,000	49,294
LYB International Finance III LLC 5.500%, 03/01/2034	100,000	99,400
6.150%, 05/15/2035	50,000	51,461
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Westlake Corp. 5.550%, 11/15/2035	$ 100,000	$ 99,673
CF Industries Inc. 5.300%, 11/26/2035	100,000	99,596
		1,984,474
Commercial Support Services (0.06%)
Waste Management Inc. 4.875%, 02/15/2029	150,000	152,514
4.625%, 02/15/2030	100,000	100,903
4.800%, 03/15/2032	100,000	101,664
4.150%, 04/15/2032	100,000	98,083
4.625%, 02/15/2033	100,000	100,213
RELX Capital Inc. 4.000%, 03/18/2029	150,000	148,496
3.000%, 05/22/2030	150,000	141,180
Republic Services Inc. 4.875%, 04/01/2029	150,000	152,246
4.750%, 07/15/2030	50,000	50,640
2.375%, 03/15/2033	100,000	86,311
Waste Connections Inc. 2.600%, 02/01/2030	200,000	188,191
5.000%, 03/01/2034	100,000	100,649
Paychex Inc. 5.100%, 04/15/2030	60,000	60,538
5.350%, 04/15/2032	60,000	60,302
5.600%, 04/15/2035	60,000	60,259
		1,602,189
Construction Materials (0.02%)
Owens Corning 5.500%, 06/15/2027	100,000	101,189
3.500%, 02/15/2030	100,000	95,947
CRH SMW Finance DAC 5.125%, 01/09/2030	200,000	203,450
Amrize Finance U.S. LLC 4.950%, 04/07/2030	100,000	101,093
5.400%, 04/07/2035	130,000	132,196
		633,875
Consumer Services (0.01%)
Trustees of Dartmouth College 4.273%, 06/01/2030	50,000	49,970
Trustees of Princeton University, The 4.647%, 07/01/2030	50,000	50,574
Leland Stanford Junior University, The 4.146%, 08/01/2030	50,000	49,746
4.679%, 03/01/2035	50,000	49,775
President and Fellows of Harvard College 4.609%, 02/15/2035	50,000	49,415
		249,480
	Principal amount	Value
Corporate Bonds (Cont.)
Containers & Packaging (0.01%)
Berry Global Inc. 5.500%, 04/15/2028	$ 100,000	$ 101,951
WRKCo Inc. 4.900%, 03/15/2029	100,000	100,946
Amcor Finance U.S.A. Inc. 5.625%, 05/26/2033	100,000	102,450
Amcor Flexibles North America Inc. 5.500%, 03/17/2035	40,000	40,458
		345,805
Cosmetics & Personal Care (0.00%)
Procter & Gamble Co., The 4.350%, 01/29/2029	50,000	50,513
		50,513
Diversified Financial Services (0.01%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.125%, 02/28/2029	150,000	147,971
5.375%, 12/15/2031	150,000	152,362
Takeoff Merger Sub Inc. 4.850%, 03/24/2031(c)	100,000	98,749
		399,082
Diversified Industrials (0.02%)
Parker-Hannifin Corp. 4.250%, 09/15/2027	150,000	150,061
4.500%, 09/15/2029	150,000	150,868
3M Co. 2.875%, 10/15/2027	100,000	98,039
2.375%, 08/26/2029	100,000	93,765
4.800%, 03/15/2030	50,000	50,536
Honeywell International Inc. 4.500%, 01/15/2034	100,000	98,379
		641,648
E-Commerce Discretionary (0.09%)
Amazon.com Inc. 3.300%, 04/13/2027	150,000	148,870
4.550%, 12/01/2027	250,000	252,208
3.450%, 04/13/2029	250,000	245,116
4.650%, 12/01/2029	150,000	152,244
4.100%, 11/20/2030	200,000	197,657
2.100%, 05/12/2031	150,000	134,421
3.600%, 04/13/2032	250,000	238,208
4.700%, 12/01/2032	250,000	252,866
4.650%, 11/20/2035	250,000	245,137
eBay Inc. 5.950%, 11/22/2027	250,000	255,730
6.300%, 11/22/2032	250,000	269,464
		2,391,921
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (0.62%)
National Rural Utilities Cooperative Finance Corp. 5.100%, 05/06/2027	$ 50,000	$ 50,402
4.800%, 03/15/2028	150,000	151,338
5.150%, 06/15/2029	50,000	51,068
4.950%, 02/07/2030	50,000	50,868
5.000%, 02/07/2031	100,000	101,896
2.750%, 04/15/2032	50,000	44,778
5.800%, 01/15/2033	50,000	52,910
Virginia Electric and Power Co. 3.750%, 05/15/2027	150,000	149,074
5.000%, 04/01/2033	150,000	150,865
5.300%, 08/15/2033	150,000	153,438
5.000%, 01/15/2034	100,000	99,671
5.150%, 03/15/2035	50,000	49,900
4.900%, 09/15/2035	100,000	97,838
4.950%, 03/15/2036	100,000	97,479
Southern California Edison Co. 4.700%, 06/01/2027	150,000	150,093
5.850%, 11/01/2027	150,000	152,772
5.300%, 03/01/2028	150,000	152,091
5.950%, 11/01/2032	150,000	157,714
Pacific Gas and Electric Co. 5.450%, 06/15/2027	150,000	151,491
4.550%, 07/01/2030	150,000	147,967
4.400%, 03/01/2032	150,000	144,472
5.900%, 06/15/2032	150,000	155,314
6.400%, 06/15/2033	150,000	159,197
6.950%, 03/15/2034	100,000	109,514
5.800%, 05/15/2034	100,000	102,469
Eversource Energy 4.600%, 07/01/2027	150,000	150,120
5.450%, 03/01/2028	150,000	152,434
5.850%, 04/15/2031	100,000	104,332
5.125%, 05/15/2033	150,000	149,500
5.950%, 07/15/2034	100,000	104,056
NextEra Energy Capital Holdings Inc. 4.625%, 07/15/2027	150,000	150,536
4.900%, 02/28/2028	150,000	151,205
4.900%, 03/15/2029	100,000	101,453
5.000%, 02/28/2030	150,000	152,417
5.000%, 07/15/2032	150,000	151,045
5.050%, 02/28/2033	150,000	151,390
6.700%, 09/01/2054(d)	50,000	51,067
6.500%, 08/15/2055	100,000	103,192
Southern Co., The 5.113%, 08/01/2027	150,000	151,300
4.850%, 06/15/2028	150,000	151,430
5.500%, 03/15/2029	50,000	51,518
5.700%, 10/15/2032	150,000	156,814
5.200%, 06/15/2033	150,000	151,503
Alabama Power Co. 3.750%, 09/01/2027	150,000	149,034
WEC Energy Group Inc. 5.150%, 10/01/2027	150,000	151,615
4.750%, 01/15/2028	150,000	151,098
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
American Electric Power Co. Inc. 5.750%, 11/01/2027	$ 150,000	$ 152,775
5.950%, 11/01/2032	150,000	158,347
7.050%, 12/15/2054	50,000	51,611
Public Service Enterprise Group Inc. 5.850%, 11/15/2027	150,000	153,312
5.400%, 03/15/2035	40,000	40,407
Duke Energy Corp. 5.000%, 12/08/2027	150,000	151,596
4.300%, 03/15/2028	150,000	149,736
4.850%, 01/05/2029	100,000	101,226
5.450%, 06/15/2034	50,000	51,107
4.950%, 09/15/2035	100,000	97,484
6.450%, 09/01/2054	100,000	103,264
Consumers Energy Co. 4.650%, 03/01/2028	150,000	151,164
4.625%, 05/15/2033	150,000	148,547
Constellation Energy Generation LLC 5.600%, 03/01/2028	150,000	153,325
Exelon Corp. 5.150%, 03/15/2028	150,000	151,770
5.300%, 03/15/2033	150,000	153,565
4.950%, 03/15/2036	50,000	48,494
Black Hills Corp. 5.950%, 03/15/2028	150,000	153,780
Florida Power & Light Co. 5.050%, 04/01/2028	150,000	152,504
4.400%, 05/15/2028	150,000	150,601
5.150%, 06/15/2029	50,000	51,293
4.625%, 05/15/2030	150,000	151,454
5.100%, 04/01/2033	150,000	153,043
4.800%, 05/15/2033	150,000	150,101
5.300%, 06/15/2034	50,000	51,409
4.700%, 02/15/2036	50,000	48,735
Berkshire Hathaway Energy Co. 3.250%, 04/15/2028	80,000	78,502
3.700%, 07/15/2030	50,000	48,589
System Energy Resources Inc. 6.000%, 04/15/2028	100,000	102,713
Georgia Power Co. 4.650%, 05/16/2028	150,000	151,162
4.700%, 05/15/2032	150,000	150,064
4.950%, 05/17/2033	150,000	151,183
5.250%, 03/15/2034	100,000	102,119
DTE Energy Co. 4.875%, 06/01/2028	150,000	151,346
5.100%, 03/01/2029	50,000	50,842
5.200%, 04/01/2030	100,000	101,986
5.850%, 06/01/2034	50,000	52,353
AES Corp., The 5.450%, 06/01/2028	150,000	151,373
National Grid PLC 5.602%, 06/12/2028	150,000	153,570
5.809%, 06/12/2033	150,000	156,462
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
San Diego Gas & Electric Co. 4.950%, 08/15/2028	$ 150,000	$ 152,376
5.200%, 03/15/2036	50,000	49,860
Duke Energy Carolinas LLC 3.950%, 11/15/2028	90,000	89,291
4.850%, 03/15/2030	100,000	101,821
4.950%, 01/15/2033	150,000	152,265
4.850%, 01/15/2034	100,000	99,868
5.250%, 03/15/2035	50,000	50,784
Duke Energy Progress LLC 3.450%, 03/15/2029	100,000	97,819
5.050%, 03/15/2035	50,000	50,104
Sempra 3.700%, 04/01/2029	100,000	97,674
5.500%, 08/01/2033	200,000	205,956
5.250%, 03/15/2036	100,000	98,591
6.400%, 10/01/2054	50,000	49,844
6.875%, 10/01/2054	50,000	50,538
6.625%, 04/01/2055	50,000	49,998
Edison International 5.450%, 06/15/2029	50,000	50,451
Consolidated Edison Company of New York Inc. 3.350%, 04/01/2030	50,000	47,962
5.500%, 03/15/2034	50,000	51,863
5.125%, 03/15/2035	50,000	50,272
Tennessee Valley Authority 7.125%, 05/01/2030	250,000	279,538
4.875%, 05/15/2035	160,000	164,428
Dayton Power & Light Co., The 4.550%, 08/15/2030	50,000	49,547
PacifiCorp 5.300%, 02/15/2031	100,000	101,352
5.450%, 02/15/2034	100,000	99,626
Puget Energy Inc. 4.224%, 03/15/2032	150,000	143,084
5.725%, 03/15/2035	50,000	50,364
AEP Texas Inc. 4.700%, 05/15/2032	150,000	148,176
Xcel Energy Inc. 4.600%, 06/01/2032	150,000	147,348
5.450%, 08/15/2033	150,000	153,110
Dominion Energy Inc. 5.375%, 11/15/2032	150,000	153,466
6.875%, 02/01/2055	50,000	51,459
6.200%, 02/15/2056	100,000	99,120
Entergy Louisiana LLC 4.000%, 03/15/2033	100,000	94,938
5.350%, 03/15/2034	100,000	102,802
5.150%, 09/15/2034	100,000	100,733
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	100,000	111,465
DTE Electric Co. 5.200%, 04/01/2033	50,000	51,189
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
5.250%, 05/15/2035	$ 50,000	$ 50,712
4.850%, 03/01/2036	50,000	49,063
Southwestern Electric Power Co. 5.300%, 04/01/2033	100,000	101,402
PPL Electric Utilities Corp. 5.000%, 05/15/2033	150,000	151,592
4.850%, 02/15/2034	100,000	99,650
Ameren Illinois Co. 4.950%, 06/01/2033	150,000	150,739
Public Service Electric and Gas Co. 5.200%, 08/01/2033	150,000	153,211
Arizona Public Service Co. 5.550%, 08/01/2033	150,000	153,827
5.700%, 08/15/2034	100,000	103,494
5.100%, 03/15/2036	50,000	49,159
Oncor Electric Delivery Co. LLC 5.650%, 11/15/2033	100,000	104,729
5.350%, 04/01/2035	50,000	51,092
Duke Energy Florida LLC 5.875%, 11/15/2033	100,000	106,169
4.850%, 12/01/2035	50,000	49,075
Dominion Energy South Carolina Inc. 5.300%, 01/15/2035	100,000	102,134
Union Electric Co. 5.250%, 04/15/2035	50,000	50,564
4.800%, 03/15/2036	50,000	48,803
Northern States Power Co. 5.050%, 05/15/2035	50,000	50,348
Duke Energy Ohio Inc. 5.300%, 06/15/2035	50,000	50,655
AEP Transmission Co. LLC 5.375%, 06/15/2035	50,000	50,757
Interstate Power and Light Co. 5.600%, 06/29/2035	50,000	51,225
Public Service Co. of Colorado 5.150%, 09/15/2035	100,000	99,671
Southern Power Co. 4.900%, 10/01/2035	50,000	48,355
Entergy Arkansas LLC 4.950%, 01/15/2036	50,000	49,041
Public Service Co. of Oklahoma 5.450%, 01/15/2036	100,000	100,641
Idaho Power Co. 4.850%, 03/01/2036	50,000	48,940
Duke Energy Indiana LLC 4.950%, 03/15/2036	100,000	98,445
Entergy Corp. 7.125%, 12/01/2054	50,000	51,234
		16,328,401
Electrical Equipment (0.05%)
Otis Worldwide Corp. 5.250%, 08/16/2028	150,000	153,100
Lennox International Inc. 5.500%, 09/15/2028	100,000	101,865
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Electrical Equipment (Cont.)
Amphenol Corp. 3.900%, 11/15/2028	$ 100,000	$ 99,257
5.050%, 04/05/2029	50,000	51,057
4.125%, 11/15/2030	100,000	98,524
4.400%, 02/15/2033	100,000	97,598
5.000%, 01/15/2035	50,000	49,937
4.625%, 02/15/2036	100,000	96,703
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 5.500%, 04/19/2029	50,000	51,654
Vontier Corp. 2.950%, 04/01/2031	150,000	136,397
Allegion U.S. Holding Co. Inc. 5.411%, 07/01/2032	150,000	153,111
Trane Technologies Financing Ltd. 5.250%, 03/03/2033	100,000	102,548
		1,191,751
Engineering & Construction (0.01%)
Quanta Services Inc. 4.750%, 08/09/2027	50,000	50,243
5.100%, 08/09/2035	50,000	49,313
Jacobs Engineering Group Inc. 6.350%, 08/18/2028	100,000	103,776
MasTec Inc. 5.900%, 06/15/2029	50,000	51,664
		254,996
Entertainment Content (0.02%)
Netflix Inc. 4.875%, 04/15/2028	100,000	101,311
Walt Disney Co., The 3.800%, 03/22/2030	150,000	147,190
6.200%, 12/15/2034	150,000	165,230
		413,731
Food (0.08%)
JBS NV/JBS U.S.A. Foods Group Holdings Inc./JBS U.S.A. Food Co. Holdings 3.000%, 02/02/2029	250,000	239,803
3.625%, 01/15/2032	250,000	231,573
5.750%, 04/01/2033	73,000	75,354
General Mills Inc. 4.875%, 01/30/2030	100,000	100,664
4.950%, 03/29/2033	100,000	98,849
5.250%, 01/30/2035	100,000	98,848
Kraft Heinz Foods Co. 3.750%, 04/01/2030	250,000	241,915
Pilgrim's Pride Corp. 4.250%, 04/15/2031	250,000	238,804
3.500%, 03/01/2032	250,000	226,936
6.250%, 07/01/2033	100,000	104,718
	Principal amount	Value
Corporate Bonds (Cont.)
Food (Cont.)
Kellanova 5.250%, 03/01/2033	$ 100,000	$ 102,062
McCormick & Co. Inc. 4.950%, 04/15/2033	100,000	98,886
Hershey Co., The 4.500%, 05/04/2033	100,000	99,691
Sysco Corp. 4.950%, 03/25/2036	50,000	47,666
		2,005,769
Forestry, Paper & Wood Products (0.01%)
Suzano Austria GmbH 6.000%, 01/15/2029	200,000	204,405
		204,405
Gas & Water Utilities (0.04%)
Southern California Gas Co. 2.950%, 04/15/2027	100,000	98,684
5.200%, 06/01/2033	100,000	101,753
5.450%, 06/15/2035	50,000	51,164
CenterPoint Energy Resources Corp. 5.250%, 03/01/2028	100,000	101,740
5.400%, 03/01/2033	9,000	9,249
NiSource Inc. 5.250%, 03/30/2028	100,000	101,576
5.200%, 07/01/2029	50,000	50,989
3.600%, 05/01/2030	50,000	48,182
5.350%, 07/15/2035	50,000	50,340
6.950%, 11/30/2054(d)	50,000	51,415
Essential Utilities Inc. 2.704%, 04/15/2030	50,000	46,408
5.250%, 08/15/2035	50,000	49,932
Southwest Gas Corp. 4.050%, 03/15/2032	100,000	95,493
American Water Capital Corp. 4.450%, 06/01/2032	100,000	98,430
5.250%, 03/01/2035	50,000	50,804
Atmos Energy Corp. 5.900%, 11/15/2033	50,000	53,384
Southern Co. Gas Capital Corp. 4.950%, 09/15/2034	100,000	98,554
		1,158,097
Health Care Facilities & Services (0.31%)
UnitedHealth Group Inc. 3.700%, 05/15/2027	250,000	248,440
5.250%, 02/15/2028	250,000	254,390
4.000%, 05/15/2029	250,000	247,417
5.300%, 02/15/2030	250,000	256,973
4.650%, 01/15/2031	100,000	100,434
4.200%, 05/15/2032	250,000	243,570
5.350%, 02/15/2033	100,000	102,668
4.500%, 04/15/2033	100,000	97,636
5.150%, 07/15/2034	100,000	100,853
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Health Care Facilities & Services (Cont.)
CommonSpirit Health 6.073%, 11/01/2027	$ 150,000	$ 153,730
Cencora Inc. 4.625%, 12/15/2027	100,000	100,347
5.150%, 02/15/2035	100,000	100,714
HCA Inc. 5.000%, 03/01/2028	100,000	100,981
5.200%, 06/01/2028	150,000	152,257
3.375%, 03/15/2029	150,000	145,227
5.250%, 03/01/2030	100,000	102,047
5.450%, 04/01/2031	100,000	102,500
3.625%, 03/15/2032	100,000	92,930
5.500%, 06/01/2033	100,000	101,994
5.600%, 04/01/2034	100,000	102,124
5.750%, 03/01/2035	100,000	102,815
4.900%, 11/15/2035	50,000	48,340
Humana Inc. 5.750%, 03/01/2028	250,000	254,907
3.700%, 03/23/2029	250,000	243,005
5.375%, 04/15/2031	100,000	101,075
IQVIA Inc. 5.700%, 05/15/2028	200,000	203,872
6.250%, 02/01/2029	100,000	103,934
Centene Corp. 2.450%, 07/15/2028	250,000	232,825
2.500%, 03/01/2031	400,000	335,661
McKesson Corp. 4.900%, 07/15/2028	150,000	152,103
4.950%, 05/30/2032	50,000	50,786
5.100%, 07/15/2033	100,000	101,896
CVS Health Corp. 5.000%, 01/30/2029	150,000	151,951
5.125%, 02/21/2030	250,000	253,506
3.750%, 04/01/2030	100,000	96,628
5.250%, 01/30/2031	250,000	255,481
5.000%, 09/15/2032	50,000	50,040
5.250%, 02/21/2033	100,000	101,143
5.300%, 06/01/2033	100,000	100,791
5.700%, 06/01/2034	100,000	102,769
5.450%, 09/15/2035	100,000	100,389
Cigna Group, The 5.000%, 05/15/2029	300,000	305,305
5.125%, 05/15/2031	100,000	102,059
5.250%, 02/15/2034	100,000	101,229
5.250%, 01/15/2036	70,000	70,090
Laboratory Corp. of America Holdings 4.350%, 04/01/2030	50,000	49,559
Cardinal Health Inc. 4.500%, 09/15/2030	100,000	99,472
5.350%, 11/15/2034	100,000	100,920
Universal Health Services Inc. 2.650%, 10/15/2030	250,000	225,068
Adventist Health System 5.430%, 03/01/2032	150,000	152,326
	Principal amount	Value
Corporate Bonds (Cont.)
Health Care Facilities & Services (Cont.)
Sutter Health 5.213%, 08/15/2032	$ 50,000	$ 51,201
5.164%, 08/15/2033	100,000	101,450
Elevance Health Inc. 5.500%, 10/15/2032	250,000	257,645
4.750%, 02/15/2033	250,000	246,186
5.375%, 06/15/2034	100,000	101,311
Quest Diagnostics Inc. 6.400%, 11/30/2033	100,000	108,848
Ascension Health 4.923%, 11/15/2035	50,000	49,404
		8,173,222
Healthcare - Products (0.02%)
Solventum Corp. 5.450%, 03/13/2031	100,000	102,597
Augusta SpinCo Corp. 4.656%, 03/23/2031	50,000	49,771
5.245%, 03/23/2036	50,000	50,012
Thermo Fisher Scientific Inc. 4.902%, 02/12/2036	100,000	99,290
Abbott Laboratories 4.650%, 03/15/2036	150,000	146,679
		448,349
Home Construction (0.02%)
D.R. Horton Inc. 1.400%, 10/15/2027	100,000	95,709
5.500%, 10/15/2035	100,000	101,472
Lennar Corp. 5.200%, 07/30/2030	50,000	50,597
Sekisui House U.S. Inc. 2.500%, 01/15/2031	100,000	88,382
Fortune Brands Innovations Inc. 4.000%, 03/25/2032	150,000	141,217
5.875%, 06/01/2033	100,000	103,563
Meritage Homes Corp. 5.650%, 03/15/2035	75,000	74,918
		655,858
Household Products (0.07%)
Colgate-Palmolive Co. 3.100%, 08/15/2027	100,000	98,913
4.600%, 03/01/2028	100,000	101,340
Procter & Gamble Co., The 3.950%, 01/26/2028	100,000	100,142
4.150%, 10/24/2029	50,000	50,285
2.300%, 02/01/2032	100,000	90,479
4.050%, 01/26/2033	100,000	98,477
4.350%, 11/03/2035	100,000	96,960
Kenvue Inc. 5.050%, 03/22/2028	100,000	101,526
5.000%, 03/22/2030	100,000	101,802
4.900%, 03/22/2033	100,000	100,805
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Household Products (Cont.)
Unilever Capital Corp. 1.375%, 09/14/2030	$ 300,000	$ 265,455
Haleon U.S. Capital LLC 3.625%, 03/24/2032	250,000	234,912
Clorox Co., The 4.600%, 05/01/2032	100,000	99,160
Church & Dwight Co. Inc. 5.600%, 11/15/2032	100,000	105,153
Estee Lauder Cos. Inc., The 4.650%, 05/15/2033	100,000	98,305
		1,743,714
Industrial Intermediate Products (0.01%)
Timken Co., The 4.125%, 04/01/2032	150,000	141,473
		141,473
Institutional Financial Services (0.52%)
Intercontinental Exchange Inc. 4.000%, 09/15/2027	250,000	249,116
4.350%, 06/15/2029	250,000	249,603
4.600%, 03/15/2033	250,000	247,830
Nomura Holdings Inc. 5.842%, 01/18/2028	500,000	510,708
6.181%, 01/18/2033	250,000	264,539
Bank of New York Mellon Corp., The 3.400%, 01/29/2028	250,000	246,916
3.992%, 06/13/2028(d)	150,000	149,337
5.834%, 10/25/2033(d)	150,000	159,002
4.706%, 02/01/2034	150,000	148,219
6.474%, 10/25/2034(d)	250,000	273,255
State Street Corp. 4.536%, 02/28/2028	100,000	100,670
4.729%, 02/28/2030	100,000	101,219
4.834%, 04/24/2030	100,000	101,573
4.675%, 10/22/2032(d)	100,000	99,901
5.159%, 05/18/2034	150,000	151,876
5.146%, 02/28/2036(d)	60,000	60,134
4.784%, 10/23/2036(d)	100,000	97,194
Morgan Stanley 5.652%, 04/13/2028	100,000	101,195
4.210%, 04/20/2028(d)	250,000	249,313
3.772%, 01/24/2029	150,000	147,990
5.123%, 02/01/2029	250,000	252,734
5.164%, 04/20/2029	250,000	252,880
5.449%, 07/20/2029(d)	250,000	254,457
6.407%, 11/01/2029(d)	150,000	156,554
5.173%, 01/16/2030	150,000	152,110
4.431%, 01/23/2030	250,000	248,874
5.656%, 04/18/2030	250,000	257,180
5.042%, 07/19/2030(d)	250,000	252,892
2.699%, 01/22/2031	250,000	232,131
4.356%, 10/22/2031	150,000	146,998
1.794%, 02/13/2032	100,000	86,594
2.239%, 07/21/2032(d)	250,000	218,870
	Principal amount	Value
Corporate Bonds (Cont.)
Institutional Financial Services (Cont.)
2.943%, 01/21/2033(d)	$ 250,000	$ 224,785
4.889%, 07/20/2033	500,000	496,808
6.342%, 10/18/2033	500,000	534,987
5.250%, 04/21/2034	150,000	150,468
5.424%, 07/21/2034	150,000	152,199
6.627%, 11/01/2034	100,000	108,813
2.484%, 09/16/2036	250,000	215,097
4.892%, 10/22/2036	250,000	241,676
5.073%, 01/30/2037(d)	200,000	195,944
5.297%, 04/20/2037(d)	250,000	249,392
5.948%, 01/19/2038	250,000	256,103
5.942%, 02/07/2039	250,000	255,562
5.314%, 01/18/2041	100,000	96,532
Goldman Sachs Group Inc., The 4.937%, 04/23/2028	150,000	150,733
4.482%, 08/23/2028	250,000	249,995
4.223%, 05/01/2029	150,000	149,154
6.484%, 10/24/2029	150,000	156,922
5.727%, 04/25/2030	250,000	257,923
5.049%, 07/23/2030	250,000	253,012
4.369%, 10/21/2031	250,000	245,132
4.516%, 01/21/2032	125,000	123,105
2.615%, 04/22/2032	250,000	224,563
2.383%, 07/21/2032(d)	250,000	220,693
3.102%, 02/24/2033	500,000	451,574
6.561%, 10/24/2034	100,000	108,719
5.851%, 04/25/2035	100,000	103,767
5.330%, 07/23/2035(d)	100,000	100,339
5.016%, 10/23/2035	100,000	98,150
5.536%, 01/28/2036	150,000	152,473
4.939%, 10/21/2036	250,000	242,104
5.065%, 01/21/2037	200,000	195,534
5.387%, 02/02/2041	100,000	96,615
Jefferies Financial Group Inc. 5.875%, 07/21/2028	100,000	102,107
6.200%, 04/14/2034	100,000	101,981
BGC Group Inc. 6.150%, 04/02/2030	50,000	50,855
LPL Holdings Inc. 5.150%, 06/15/2030	50,000	50,218
5.650%, 03/15/2035	100,000	99,143
CME Group Inc. 2.650%, 03/15/2032	100,000	90,541
Nasdaq Inc. 5.550%, 02/15/2034	88,000	90,524
Goldman Sachs Capital I 6.345%, 02/15/2034	100,000	104,169
		13,670,275
Insurance (0.18%)
Aon Corp./Aon Global Holdings PLC 2.850%, 05/28/2027	150,000	147,422
5.350%, 02/28/2033	250,000	256,031
Willis North America Inc. 4.650%, 06/15/2027	250,000	250,412
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Insurance (Cont.)
F&G Annuities & Life Inc. 7.400%, 01/13/2028	$ 250,000	$ 254,452
6.500%, 06/04/2029	100,000	100,418
Corebridge Financial Inc. 3.850%, 04/05/2029	250,000	244,058
3.900%, 04/05/2032	250,000	234,449
6.875%, 12/15/2052	250,000	251,893
Chubb INA Holdings LLC 4.650%, 08/15/2029	150,000	151,686
5.000%, 03/15/2034	100,000	100,555
Marsh & McLennan Cos. Inc. 4.650%, 03/15/2030	100,000	100,713
2.250%, 11/15/2030	250,000	226,100
MetLife Inc. 4.550%, 03/23/2030	250,000	251,202
Aflac Inc. 3.600%, 04/01/2030	250,000	242,319
Brown & Brown Inc. 4.900%, 06/23/2030	60,000	59,919
Lincoln National Corp. 3.400%, 01/15/2031	150,000	139,678
Arthur J. Gallagher & Co. 5.000%, 02/15/2032	100,000	100,238
5.150%, 02/15/2035	100,000	99,190
Berkshire Hathaway Finance Corp. 2.875%, 03/15/2032	100,000	92,600
American International Group Inc. 5.125%, 03/27/2033	250,000	252,410
Allstate Corp., The 5.250%, 03/30/2033	250,000	255,373
Progressive Corp., The 4.950%, 06/15/2033	100,000	101,352
Fairfax Financial Holdings Ltd. 6.000%, 12/07/2033	100,000	104,476
Aon North America Inc. 5.450%, 03/01/2034	100,000	102,123
Prudential Financial Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.16%) 5.125%, 03/01/2052(d)	250,000	239,219
6.000%, 09/01/2052	250,000	250,613
Athene Holding Ltd. 6.625%, 10/15/2054(d)	250,000	230,907
		4,839,808
Internet (0.04%)
Amazon.com Inc. 4.000%, 03/13/2029	100,000	99,494
4.250%, 03/13/2031	200,000	198,526
4.875%, 03/13/2036	250,000	247,722
Alibaba Group Holding Ltd. 4.875%, 05/26/2030	250,000	255,657
Airbnb Inc. 4.650%, 03/16/2031	50,000	49,887
	Principal amount	Value
Corporate Bonds (Cont.)
Internet (Cont.)
5.250%, 03/16/2036	$ 50,000	$ 50,051
Uber Technologies Inc. 4.800%, 09/15/2035	50,000	48,518
		949,855
Internet Media & Services (0.12%)
Meta Platforms Inc. 3.500%, 08/15/2027	500,000	496,328
4.600%, 05/15/2028	500,000	505,509
4.800%, 05/15/2030	100,000	101,555
3.850%, 08/15/2032	200,000	190,896
4.950%, 05/15/2033	250,000	252,119
4.750%, 08/15/2034	100,000	98,912
4.875%, 11/15/2035	100,000	98,104
Alphabet Inc. 3.700%, 02/15/2029	200,000	198,281
4.100%, 11/15/2030	175,000	173,807
4.100%, 02/15/2031	200,000	198,610
4.375%, 11/15/2032	100,000	99,428
4.500%, 05/15/2035	50,000	49,179
4.700%, 11/15/2035	300,000	296,382
4.800%, 02/15/2036	100,000	99,572
Uber Technologies Inc. 4.300%, 01/15/2030	100,000	99,158
Expedia Group Inc. 3.250%, 02/15/2030	100,000	94,494
5.400%, 02/15/2035	100,000	99,207
		3,151,541
Investment Companies (0.01%)
Goldman Sachs BDC Inc. 5.100%, 01/28/2029	50,000	48,563
Goldman Sachs Private Credit Corp. 5.375%, 01/31/2029(c)	100,000	98,292
Blackstone Private Credit Fund 6.000%, 01/29/2032	50,000	48,489
Ares Capital Corp. 5.800%, 03/08/2032	50,000	49,332
		244,676
IT Services (0.06%)
International Business Machines Corp. 4.150%, 07/27/2027	150,000	149,716
4.500%, 02/06/2028	100,000	100,343
1.950%, 05/15/2030	200,000	180,610
4.750%, 02/06/2033	250,000	248,449
5.200%, 02/10/2035	100,000	100,516
Kyndryl Holdings Inc. 2.700%, 10/15/2028	250,000	231,242
3.150%, 10/15/2031	150,000	125,047
Leidos Inc. 4.100%, 03/15/2029	50,000	49,505
5.400%, 03/15/2032	50,000	50,968
5.500%, 03/15/2035	50,000	50,811
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
IT Services (Cont.)
Booz Allen Hamilton Inc. 5.950%, 08/04/2033	$ 100,000	$ 102,051
IBM International Capital Pte. Ltd. 4.900%, 02/05/2034	100,000	98,667
Accenture Capital Inc. 4.500%, 10/04/2034	100,000	96,685
		1,584,610
Leisure Facilities & Services (0.07%)
Las Vegas Sands Corp. 5.900%, 06/01/2027	100,000	101,300
6.000%, 08/15/2029	100,000	102,774
6.000%, 06/14/2030	50,000	51,427
Hyatt Hotels Corp. 5.050%, 03/30/2028	50,000	50,416
5.750%, 03/30/2032	100,000	102,741
McDonald's Corp. 4.800%, 08/14/2028	250,000	253,061
3.600%, 07/01/2030	150,000	145,744
4.950%, 08/14/2033	100,000	101,692
5.000%, 02/13/2036	100,000	99,576
Marriott International Inc. 4.900%, 04/15/2029	250,000	252,854
5.100%, 04/15/2032	100,000	101,579
5.300%, 05/15/2034	100,000	100,930
5.350%, 03/15/2035	50,000	50,325
Starbucks Corp. 2.250%, 03/12/2030	100,000	91,669
4.800%, 02/15/2033	100,000	99,612
5.000%, 02/15/2034	100,000	100,496
Royal Caribbean Cruises Ltd. 5.375%, 01/15/2036	100,000	98,245
		1,904,441
Leisure Products (0.00%)
Hasbro Inc. 3.900%, 11/19/2029	50,000	48,798
		48,798
Leisure Time (0.00%)
Brunswick Corp. 5.850%, 03/18/2029	50,000	51,163
		51,163
Machinery (0.14%)
Caterpillar Financial Services Corp. 5.000%, 05/14/2027	50,000	50,485
3.600%, 08/12/2027	100,000	99,435
4.375%, 08/16/2029	100,000	100,331
4.800%, 01/08/2030	100,000	102,310
4.150%, 01/08/2031	100,000	99,064
John Deere Capital Corp. 4.150%, 09/15/2027	100,000	100,176
4.900%, 03/03/2028	100,000	101,694
4.950%, 07/14/2028	100,000	101,938
	Principal amount	Value
Corporate Bonds (Cont.)
Machinery (Cont.)
4.850%, 10/11/2029	$ 150,000	$ 153,891
4.700%, 06/10/2030	150,000	151,980
4.350%, 09/15/2032	100,000	99,178
5.100%, 04/11/2034	100,000	101,814
5.050%, 06/12/2034	100,000	101,548
Stanley Black & Decker Inc. 6.000%, 03/06/2028	150,000	154,595
CNH Industrial Capital LLC 4.750%, 03/21/2028	100,000	100,419
4.550%, 04/10/2028	100,000	100,082
Regal Rexnord Corp. 6.050%, 04/15/2028	150,000	153,848
6.300%, 02/15/2030	150,000	157,166
6.400%, 04/15/2033	250,000	264,247
Eaton Corp. 4.350%, 05/18/2028	150,000	150,361
4.150%, 03/15/2033	100,000	97,217
Ingersoll Rand Inc. 5.400%, 08/14/2028	150,000	153,419
5.176%, 06/15/2029	50,000	51,186
5.700%, 08/14/2033	100,000	103,888
5.450%, 06/15/2034	100,000	102,107
Veralto Corp. 5.350%, 09/18/2028	100,000	102,195
Deere Funding Canada Corp. 4.150%, 10/09/2030	130,000	128,327
GE Vernova Inc. 4.250%, 02/04/2031	100,000	98,864
Pentair Finance S.a.r.l. 5.900%, 07/15/2032	100,000	104,600
AGCO Corp. 5.800%, 03/21/2034	100,000	102,170
Deere & Co. 5.450%, 01/16/2035	100,000	103,883
Caterpillar Inc. 5.200%, 05/15/2035	100,000	102,442
		3,694,860
Medical Equipment & Devices (0.11%)
GE HealthCare Technologies Inc. 5.650%, 11/15/2027	150,000	152,979
5.857%, 03/15/2030	250,000	260,885
5.905%, 11/22/2032	250,000	263,704
4.950%, 12/15/2035	50,000	49,014
Thermo Fisher Scientific Inc. 4.800%, 11/21/2027	150,000	151,531
4.977%, 08/10/2030	250,000	255,474
5.086%, 08/10/2033	100,000	101,958
4.794%, 10/07/2035	100,000	98,816
Illumina Inc. 5.750%, 12/13/2027	150,000	152,914
Stryker Corp. 4.700%, 02/10/2028	100,000	100,857
4.850%, 02/10/2030	100,000	101,361
5.200%, 02/10/2035	100,000	101,257
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Medical Equipment & Devices (Cont.)
Becton Dickinson & Co. 4.693%, 02/13/2028	$ 150,000	$ 150,717
Medtronic Global Holdings SCA 4.250%, 03/30/2028	150,000	150,300
4.500%, 03/30/2033	100,000	98,739
Abbott Laboratories 3.700%, 03/09/2029	100,000	98,811
4.000%, 03/15/2031	150,000	147,624
4.300%, 03/15/2033	120,000	117,439
Baxter International Inc. 4.900%, 12/15/2030	50,000	49,355
2.539%, 02/01/2032	100,000	84,287
5.650%, 12/15/2035	50,000	48,831
Zimmer Biomet Holdings Inc. 5.500%, 02/19/2035	50,000	51,037
		2,787,890
Metals & Mining (0.05%)
BHP Billiton Finance U.S.A. Ltd. 4.750%, 02/28/2028	150,000	151,393
5.100%, 09/08/2028	100,000	101,846
4.900%, 02/28/2033	100,000	100,169
Rio Tinto Finance U.S.A. PLC 4.500%, 03/14/2028	100,000	100,476
4.875%, 03/14/2030	100,000	101,565
5.000%, 03/09/2033	100,000	101,587
5.250%, 03/14/2035	100,000	101,597
Newmont Corp./Newcrest Finance Pty Ltd. 3.250%, 05/13/2030	79,000	76,048
5.350%, 03/15/2034	50,000	51,421
Vale Overseas Ltd. 3.750%, 07/08/2030	100,000	95,172
6.125%, 06/12/2033	100,000	104,302
Freeport-McMoRan Inc. 4.625%, 08/01/2030	100,000	99,343
Yamana Gold Inc. 2.630%, 08/15/2031	150,000	132,972
Newmont Corp. 5.875%, 04/01/2035	50,000	53,023
		1,370,914
Miscellaneous Manufacturing (0.01%)
Eaton Corp. 4.800%, 03/06/2036	200,000	197,459
		197,459
Oil & Gas (0.01%)
Shell Finance U.S. Inc. 4.750%, 01/06/2036	100,000	98,309
Valero Energy Corp. 5.150%, 03/10/2036	50,000	49,289
		147,598
	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Supply Chain (0.49%)
Coterra Energy Inc. 3.900%, 05/15/2027	$ 250,000	$ 248,208
4.375%, 03/15/2029	250,000	249,065
Targa Resources Corp. 5.200%, 07/01/2027	250,000	251,962
6.150%, 03/01/2029	100,000	104,185
4.900%, 09/15/2030	100,000	100,845
6.125%, 03/15/2033	100,000	105,758
Chevron U.S.A. Inc. 1.018%, 08/12/2027	250,000	240,111
3.850%, 01/15/2028	250,000	249,189
3.250%, 10/15/2029	250,000	241,316
4.300%, 10/15/2030	100,000	100,251
Phillips 66 Co. 4.950%, 12/01/2027	125,000	126,188
3.750%, 03/01/2028	100,000	98,926
3.150%, 12/15/2029	150,000	143,084
5.300%, 06/30/2033	150,000	152,500
5.875%, 03/15/2056	100,000	98,476
Energy Transfer L.P. 5.550%, 02/15/2028	250,000	254,780
4.550%, 01/15/2031	100,000	99,092
5.750%, 02/15/2033	100,000	104,000
6.550%, 12/01/2033	100,000	107,966
5.550%, 05/15/2034	100,000	101,827
5.600%, 09/01/2034	100,000	101,916
5.700%, 04/01/2035	100,000	102,703
5.350%, 01/15/2036	100,000	99,305
MPLX L.P. 4.000%, 03/15/2028	100,000	99,194
2.650%, 08/15/2030	100,000	92,173
4.800%, 02/15/2031	100,000	100,229
5.000%, 03/01/2033	100,000	99,438
5.500%, 06/01/2034	100,000	101,029
5.400%, 09/15/2035	100,000	99,553
Sabine Pass Liquefaction LLC 4.200%, 03/15/2028	100,000	99,585
4.500%, 05/15/2030	100,000	99,274
EQT Corp. 5.700%, 04/01/2028	250,000	255,777
4.750%, 01/15/2031	50,000	49,737
TransCanada PipeLines Ltd. 4.250%, 05/15/2028	150,000	149,325
Ovintiv Inc. 5.650%, 05/15/2028	250,000	256,726
6.250%, 07/15/2033	250,000	263,781
Williams Cos. Inc., The 5.300%, 08/15/2028	250,000	255,257
2.600%, 03/15/2031	250,000	226,308
5.650%, 03/15/2033	100,000	103,274
Cheniere Energy Inc. 4.625%, 10/15/2028	250,000	249,368
ONEOK Inc. 5.650%, 11/01/2028	250,000	256,671
5.800%, 11/01/2030	250,000	260,189
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Supply Chain (Cont.)
6.100%, 11/15/2032	$ 150,000	$ 158,022
5.050%, 11/01/2034	100,000	97,270
5.400%, 10/15/2035	100,000	99,339
Enbridge Inc. 6.000%, 11/15/2028	100,000	103,767
5.300%, 04/05/2029	100,000	102,058
4.500%, 02/15/2031	100,000	98,859
5.700%, 03/08/2033	150,000	155,383
5.550%, 06/20/2035	50,000	51,070
5.200%, 11/20/2035	100,000	99,628
Enterprise Products Operating LLC 3.125%, 07/31/2029	150,000	144,548
4.600%, 01/15/2031	100,000	100,163
5.350%, 01/31/2033	100,000	103,144
4.950%, 02/15/2035	100,000	99,692
BP Capital Markets America Inc. 4.970%, 10/17/2029	100,000	102,085
2.721%, 01/12/2032	250,000	225,907
4.812%, 02/13/2033	250,000	250,809
4.893%, 09/11/2033	100,000	100,510
4.989%, 04/10/2034	100,000	100,693
5.227%, 11/17/2034	100,000	102,054
Eastern Gas Transmission & Storage Inc. 3.000%, 11/15/2029	150,000	142,080
Cheniere Corp.us Christi Holdings LLC 3.700%, 11/15/2029	250,000	242,888
Canadian Natural Resources Ltd. 5.000%, 12/15/2029	100,000	101,534
5.400%, 12/15/2034	100,000	101,159
Diamondback Energy Inc. 5.150%, 01/30/2030	100,000	102,036
6.250%, 03/15/2033	250,000	266,745
5.400%, 04/18/2034	100,000	101,520
Chevron Corp. 2.236%, 05/11/2030	250,000	230,812
Kinder Morgan Inc. 5.150%, 06/01/2030	100,000	102,314
5.200%, 06/01/2033	100,000	101,655
5.400%, 02/01/2034	100,000	102,273
Occidental Petroleum Corp. 8.875%, 07/15/2030	100,000	113,828
5.550%, 10/01/2034	100,000	101,696
Exxon Mobil Corp. 2.610%, 10/15/2030	250,000	233,554
TotalEnergies Capital U.S.A LLC 4.248%, 01/13/2031	100,000	99,077
EOG Resources Inc. 4.400%, 01/15/2031	100,000	99,288
Plains All American Pipeline L.P./PAA Finance Corp. 4.700%, 01/15/2031	100,000	99,696
Cenovus Energy Inc. 4.650%, 03/20/2031	100,000	99,308
	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Supply Chain (Cont.)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 4.000%, 01/15/2032	$ 250,000	$ 236,926
Western Midstream Operating L.P. 6.150%, 04/01/2033	250,000	260,920
Cheniere Energy Partners L.P. 5.950%, 06/30/2033	100,000	104,831
5.550%, 10/30/2035	150,000	152,752
TotalEnergies Capital SA 4.724%, 09/10/2034	100,000	99,439
ConocoPhillips Co. 5.000%, 01/15/2035	150,000	150,529
Shell Finance U.S. Inc. 4.125%, 05/11/2035	50,000	47,407
Woodside Finance Ltd. 6.000%, 05/19/2035	100,000	104,210
Plains All American Pipeline L.P. 5.950%, 06/15/2035	100,000	103,250
Viper Energy Partners LLC 5.700%, 08/01/2035	100,000	100,781
		12,696,050
Oil, Gas Services & Equipment (0.01%)
Schlumberger Investment SA 2.650%, 06/26/2030	100,000	92,852
Helmerich & Payne Inc. 2.900%, 09/29/2031	100,000	89,188
		182,040
Packaging & Containers (0.01%)
Sonoco Products Co. 4.600%, 09/01/2029	100,000	99,710
Smurfit Westrock Financing DAC 5.185%, 01/15/2036	200,000	196,776
		296,486
Pharmaceuticals (0.03%)
Eli Lilly & Co. 4.250%, 03/15/2031	50,000	49,761
Cardinal Health Inc. 5.150%, 09/15/2035	50,000	49,507
Pfizer Inc. 4.875%, 11/15/2035	100,000	99,002
Merck & Co. Inc. 4.750%, 12/04/2035	100,000	98,124
Cencora Inc. 4.900%, 02/13/2036	50,000	48,987
Astrazeneca Finance LLC 4.600%, 03/02/2036	100,000	97,999
AbbVie Inc. 4.750%, 03/15/2036	100,000	98,112
Novartis Capital Corp. 4.900%, 03/18/2036	150,000	149,641
		691,133
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Pipelines (0.01%)
Transcontinental Gas Pipe Line Co. LLC 5.100%, 03/15/2036(c)	$ 50,000	$ 49,559
Williams Cos. Inc., The 5.150%, 03/15/2036	100,000	98,511
		148,070
Real Estate Investment Trusts (0.41%)
Crown Castle Inc. 3.650%, 09/01/2027	100,000	98,803
5.000%, 01/11/2028	100,000	100,717
2.250%, 01/15/2031	100,000	88,316
2.100%, 04/01/2031	100,000	87,128
2.500%, 07/15/2031	100,000	88,094
5.100%, 05/01/2033	250,000	246,465
5.800%, 03/01/2034	100,000	102,426
Boston Properties L.P. 6.750%, 12/01/2027	250,000	258,395
Prologis L.P. 3.375%, 12/15/2027	250,000	246,536
4.000%, 09/15/2028	250,000	248,418
2.875%, 11/15/2029	250,000	237,055
1.750%, 07/01/2030	250,000	223,161
4.750%, 06/15/2033	250,000	247,898
5.000%, 03/15/2034	100,000	100,229
5.250%, 05/15/2035	100,000	101,647
Digital Realty Trust L.P. 5.550%, 01/15/2028	250,000	254,430
VICI Properties L.P. 4.750%, 02/15/2028	250,000	250,226
5.125%, 05/15/2032	250,000	246,365
5.625%, 04/01/2035	100,000	99,533
ERP Operating L.P. 3.500%, 03/01/2028	50,000	49,248
3.000%, 07/01/2029	50,000	47,870
4.950%, 06/15/2032	50,000	50,333
4.650%, 09/15/2034	50,000	48,730
American Tower Corp. 5.500%, 03/15/2028	500,000	508,719
5.250%, 07/15/2028	500,000	508,659
5.650%, 03/15/2033	500,000	516,400
Extra Space Storage L.P. 5.700%, 04/01/2028	250,000	255,263
3.900%, 04/01/2029	250,000	244,789
4.000%, 06/15/2029	50,000	49,202
5.500%, 07/01/2030	250,000	256,449
2.200%, 10/15/2030	100,000	89,470
2.400%, 10/15/2031	100,000	87,470
4.950%, 01/15/2033	100,000	98,685
Rexford Industrial Realty L.P. 5.000%, 06/15/2028	250,000	252,339
Realty Income Corp. 4.700%, 12/15/2028	250,000	251,405
4.850%, 03/15/2030	250,000	252,976
5.625%, 10/13/2032	250,000	260,675
	Principal amount	Value
Corporate Bonds (Cont.)
Real Estate Investment Trusts (Cont.)
1.800%, 03/15/2033	$ 100,000	$ 82,470
Ventas Realty L.P. 4.400%, 01/15/2029	100,000	99,426
5.000%, 01/15/2035	100,000	98,123
Public Storage Operating Co. 5.125%, 01/15/2029	50,000	51,187
4.375%, 07/01/2030	50,000	49,933
Alexandria Real Estate Equities Inc. 2.750%, 12/15/2029	50,000	46,639
4.900%, 12/15/2030	50,000	50,107
2.000%, 05/18/2032	50,000	41,832
1.875%, 02/01/2033	50,000	40,475
4.750%, 04/15/2035	50,000	47,284
Welltower OP LLC 4.500%, 07/01/2030	50,000	50,015
3.850%, 06/15/2032	250,000	238,201
5.125%, 07/01/2035	100,000	100,373
Omega Healthcare Investors Inc. 5.200%, 07/01/2030	50,000	50,203
Simon Property Group L.P. 2.650%, 07/15/2030	50,000	46,434
5.500%, 03/08/2033	250,000	258,882
4.750%, 09/26/2034	100,000	97,854
5.125%, 10/01/2035	100,000	100,157
WP Carey Inc. 4.650%, 07/15/2030	50,000	49,676
Lineage OP L.P. 5.250%, 07/15/2030	50,000	49,886
Equinix Europe 2 Financing Corp. LLC 4.600%, 11/15/2030	100,000	99,068
5.500%, 06/15/2034	50,000	50,755
AvalonBay Communities Inc. 2.450%, 01/15/2031	250,000	227,331
CubeSmart L.P. 2.000%, 02/15/2031	150,000	131,586
Equinix Asia Financing Corp. Pte. Ltd. 4.400%, 03/15/2031	100,000	97,890
Kimco Realty OP LLC 3.200%, 04/01/2032	250,000	229,404
American Homes 4 Rent L.P. 3.625%, 04/15/2032	250,000	230,793
Equinix Inc. 3.900%, 04/15/2032	150,000	141,607
Invitation Homes Operating Partnership L.P. 4.150%, 04/15/2032	250,000	234,676
Healthpeak OP LLC 5.250%, 12/15/2032	250,000	251,652
Weyerhaeuser Co. 3.375%, 03/09/2033	100,000	90,034
Brixmor Operating Partnership L.P. 5.750%, 02/15/2035	100,000	102,706
		10,691,183
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Retail - Consumer Staples (0.08%)
Walmart Inc. 3.950%, 09/09/2027	$ 150,000	$ 150,048
3.900%, 04/15/2028	250,000	249,799
4.000%, 04/15/2030	250,000	249,542
4.150%, 09/09/2032	250,000	249,025
4.100%, 04/15/2033	250,000	246,152
4.900%, 04/28/2035	65,000	65,908
Dollar General Corp. 5.200%, 07/05/2028	250,000	252,742
Kroger Co., The 1.700%, 01/15/2031	250,000	218,442
Target Corp. 6.350%, 11/01/2032	100,000	109,546
4.400%, 01/15/2033	250,000	248,495
		2,039,699
Retail - Discretionary (0.09%)
Lowe's Cos. Inc. 3.350%, 04/01/2027	150,000	148,819
1.300%, 04/15/2028	150,000	141,333
4.250%, 03/15/2031	100,000	98,144
3.750%, 04/01/2032	150,000	141,937
5.150%, 07/01/2033	250,000	252,858
Home Depot Inc., The 2.875%, 04/15/2027	150,000	148,156
4.900%, 04/15/2029	100,000	101,896
2.950%, 06/15/2029	100,000	96,210
4.750%, 06/25/2029	100,000	101,537
2.700%, 04/15/2030	50,000	47,038
4.500%, 09/15/2032	250,000	249,640
4.950%, 06/25/2034	100,000	100,724
4.650%, 09/15/2035	100,000	97,495
AutoZone Inc. 4.500%, 02/01/2028	150,000	150,291
6.250%, 11/01/2028	100,000	104,378
Genuine Parts Co. 6.500%, 11/01/2028	50,000	51,866
AutoNation Inc. 3.850%, 03/01/2032	150,000	139,471
O'Reilly Automotive Inc. 4.700%, 06/15/2032	150,000	148,981
		2,320,774
Semiconductors (0.20%)
TSMC Arizona Corp. 3.875%, 04/22/2027	200,000	199,311
NXP B.V./NXP Funding LLC/NXP U.S.A. Inc. 3.150%, 05/01/2027	150,000	147,897
3.400%, 05/01/2030	150,000	142,996
2.500%, 05/11/2031	100,000	89,762
5.250%, 08/19/2035	50,000	49,849
QUALCOMM Inc. 3.250%, 05/20/2027	150,000	148,646
5.400%, 05/20/2033	250,000	260,157
	Principal amount	Value
Corporate Bonds (Cont.)
Semiconductors (Cont.)
5.000%, 05/20/2035	$ 50,000	$ 49,924
Broadcom Inc. 5.050%, 07/12/2027	78,000	78,800
4.800%, 04/15/2028	100,000	101,110
4.000%, 04/15/2029(c)	150,000	148,512
5.050%, 07/12/2029	100,000	102,067
4.350%, 02/15/2030	100,000	99,645
4.600%, 07/15/2030	150,000	150,746
4.200%, 10/15/2030	130,000	128,489
4.300%, 01/15/2031	100,000	99,141
2.450%, 02/15/2031	150,000	136,228
5.150%, 11/15/2031	100,000	102,583
4.550%, 02/15/2032	100,000	99,131
4.150%, 04/15/2032(c)	150,000	145,125
2.600%, 02/15/2033	100,000	87,437
3.419%, 04/15/2033	100,000	91,442
3.469%, 04/15/2034	100,000	90,044
4.800%, 10/15/2034	100,000	98,486
5.200%, 07/15/2035	100,000	100,780
4.800%, 02/15/2036	100,000	97,494
Intel Corp. 3.750%, 08/05/2027	150,000	148,732
4.875%, 02/10/2028	100,000	100,704
1.600%, 08/12/2028	250,000	234,255
4.000%, 08/05/2029	150,000	147,483
5.125%, 02/10/2030	150,000	151,922
5.200%, 02/10/2033	250,000	251,958
Texas Instruments Inc. 2.900%, 11/03/2027	150,000	147,561
4.900%, 03/14/2033	250,000	254,258
5.100%, 05/23/2035	50,000	50,622
NVIDIA Corp. 1.550%, 06/15/2028	50,000	47,500
2.850%, 04/01/2030	50,000	47,468
2.000%, 06/15/2031	50,000	44,786
Analog Devices Inc. 4.250%, 06/15/2028	100,000	100,158
4.500%, 06/15/2030	50,000	50,158
5.050%, 04/01/2034	100,000	102,016
Marvell Technology Inc. 5.750%, 02/15/2029	50,000	51,624
5.950%, 09/15/2033	50,000	52,914
Micron Technology Inc. 5.875%, 02/09/2033	250,000	267,232
		5,297,153
Software (0.19%)
Workday Inc. 3.500%, 04/01/2027	150,000	148,682
3.800%, 04/01/2032	150,000	139,240
Synopsys Inc. 4.550%, 04/01/2027	40,000	40,027
4.650%, 04/01/2028	45,000	45,165
4.850%, 04/01/2030	90,000	90,662
5.000%, 04/01/2032	65,000	65,564
5.150%, 04/01/2035	100,000	100,191
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Software (Cont.)
Adobe Inc. 4.850%, 04/04/2027	$ 100,000	$ 100,697
4.950%, 01/17/2030	100,000	102,091
5.300%, 01/17/2035	100,000	102,293
Oracle Corp. 3.250%, 11/15/2027	150,000	146,381
4.500%, 05/06/2028	250,000	248,844
6.150%, 11/09/2029	150,000	154,672
4.650%, 05/06/2030	150,000	146,601
4.450%, 09/26/2030	150,000	144,552
4.950%, 02/04/2031	150,000	146,766
2.875%, 03/25/2031	100,000	88,819
5.250%, 02/03/2032	100,000	98,216
4.800%, 09/26/2032	200,000	190,470
6.250%, 11/09/2032	250,000	256,529
4.900%, 02/06/2033	250,000	236,922
5.200%, 09/26/2035	400,000	375,198
5.700%, 02/04/2036	100,000	96,149
Salesforce Inc. 4.500%, 03/15/2028	200,000	200,051
4.650%, 03/15/2029	200,000	200,414
1.950%, 07/15/2031	50,000	43,662
4.900%, 09/15/2031	200,000	199,717
5.200%, 03/15/2033	100,000	99,829
5.550%, 03/15/2036	200,000	199,378
VMware LLC 1.800%, 08/15/2028	50,000	47,080
4.700%, 05/15/2030	50,000	50,306
2.200%, 08/15/2031	50,000	43,886
Roper Technologies Inc. 4.500%, 10/15/2029	100,000	99,420
4.750%, 02/15/2032	100,000	98,816
4.900%, 10/15/2034	100,000	96,555
5.100%, 09/15/2035	100,000	97,238
Microsoft Corp. 1.350%, 09/15/2030	100,000	88,992
Fidelity National Information Services Inc. 4.800%, 03/10/2031	100,000	99,215
		4,929,290
Specialty Finance (0.30%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.450%, 04/15/2027	150,000	152,824
3.000%, 10/29/2028	150,000	144,388
4.375%, 11/15/2030	150,000	147,321
3.300%, 01/30/2032	500,000	454,113
PayPal Holdings Inc. 3.900%, 06/01/2027	100,000	99,504
4.400%, 06/01/2032	150,000	147,290
5.150%, 06/01/2034	50,000	49,867
Ally Financial Inc. 4.750%, 06/09/2027	100,000	100,189
6.848%, 01/03/2030	150,000	156,454
	Principal amount	Value
Corporate Bonds (Cont.)
Specialty Finance (Cont.)
ORIX Corp. 5.000%, 09/13/2027	$ 50,000	$ 50,441
4.000%, 04/13/2032	50,000	47,845
5.400%, 02/25/2035	50,000	50,443
American Express Co. 5.850%, 11/05/2027	150,000	153,561
5.282%, 07/27/2029	150,000	152,556
5.532%, 04/25/2030(d)	150,000	154,448
5.085%, 01/30/2031(d)	100,000	101,691
5.016%, 04/25/2031(d)	100,000	101,665
5.043%, 05/01/2034(d)	150,000	150,227
5.284%, 07/26/2035	100,000	100,929
5.442%, 01/30/2036(d)	60,000	61,077
5.667%, 04/25/2036	60,000	62,011
4.804%, 10/24/2036	50,000	48,345
5.412%, 02/08/2041	100,000	99,227
Synchrony Financial 3.950%, 12/01/2027	150,000	148,145
Air Lease Corp. 5.300%, 02/01/2028	250,000	252,796
3.125%, 12/01/2030	200,000	184,114
Fiserv Inc. 5.450%, 03/02/2028	250,000	253,551
4.550%, 02/15/2031	100,000	97,899
5.600%, 03/02/2033	250,000	252,622
5.250%, 08/11/2035	100,000	97,251
Mastercard Inc. 4.875%, 03/09/2028	250,000	253,706
4.850%, 03/09/2033	250,000	253,372
4.875%, 05/09/2034	50,000	50,285
Capital One Financial Corp. 4.927%, 05/10/2028	150,000	150,403
5.468%, 02/01/2029	150,000	152,265
6.312%, 06/08/2029	100,000	103,401
5.247%, 07/26/2030	150,000	152,028
7.624%, 10/30/2031(d)	100,000	110,450
6.377%, 06/08/2034	150,000	158,079
5.884%, 07/26/2035	100,000	102,425
5.197%, 09/11/2036	100,000	96,943
5.399%, 01/30/2037	100,000	97,987
Equifax Inc. 5.100%, 06/01/2028	250,000	253,185
Global Payments Inc. 4.500%, 11/15/2028	50,000	49,510
4.875%, 11/15/2030	100,000	98,204
5.400%, 08/15/2032	150,000	148,758
5.550%, 11/15/2035	100,000	96,364
Visa Inc. 3.800%, 02/12/2029	100,000	99,392
1.100%, 02/15/2031	250,000	216,299
4.400%, 02/12/2033	50,000	49,543
4.700%, 02/12/2036	50,000	49,458
S&P Global Inc. 4.250%, 05/01/2029	150,000	149,642
2.500%, 12/01/2029	150,000	140,838
1.250%, 08/15/2030	250,000	217,852
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Specialty Finance (Cont.)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500%, 08/01/2030	$ 50,000	$ 50,098
Fidelity National Information Services Inc. 5.100%, 07/15/2032	150,000	149,467
GATX Corp. 5.450%, 09/15/2033	100,000	101,519
6.900%, 05/01/2034	125,000	137,039
Verisk Analytics Inc. 5.250%, 03/15/2035	100,000	99,145
MSCI Inc. 5.250%, 09/01/2035	100,000	97,956
		7,958,407
Steel (0.03%)
Nucor Corp. 4.300%, 05/23/2027	150,000	150,147
3.125%, 04/01/2032	150,000	138,037
ArcelorMittal SA 6.550%, 11/29/2027	150,000	154,577
6.800%, 11/29/2032	150,000	165,558
Steel Dynamics Inc. 3.250%, 01/15/2031	50,000	46,837
5.250%, 05/15/2035	50,000	50,021
		705,177
Technology Hardware (0.17%)
Jabil Inc. 4.250%, 05/15/2027	150,000	149,615
5.450%, 02/01/2029	250,000	254,958
Hewlett Packard Enterprise Co. 4.400%, 09/25/2027	100,000	99,852
4.550%, 10/15/2029	100,000	99,503
4.400%, 10/15/2030	100,000	98,182
5.000%, 10/15/2034	100,000	96,799
Dell International LLC/EMC Corp. 5.250%, 02/01/2028	100,000	101,330
5.300%, 10/01/2029	150,000	153,081
6.200%, 07/15/2030	150,000	158,507
4.500%, 02/15/2031	100,000	98,818
5.750%, 02/01/2033	250,000	259,843
5.400%, 04/15/2034	50,000	50,450
5.100%, 02/15/2036	50,000	48,890
Apple Inc. 1.200%, 02/08/2028	100,000	95,232
4.000%, 05/10/2028	250,000	250,298
4.000%, 05/12/2028	100,000	100,110
1.400%, 08/05/2028	250,000	236,163
3.250%, 08/08/2029	150,000	146,510
4.150%, 05/10/2030	150,000	150,368
1.650%, 02/08/2031	150,000	133,866
4.300%, 05/10/2033	250,000	250,355
4.750%, 05/12/2035	50,000	50,806
	Principal amount	Value
Corporate Bonds (Cont.)
Technology Hardware (Cont.)
Cisco Systems Inc. 4.550%, 02/24/2028	$ 100,000	$ 101,012
4.850%, 02/26/2029	100,000	101,831
4.950%, 02/26/2031	100,000	102,453
5.050%, 02/26/2034	100,000	101,447
5.100%, 02/24/2035	100,000	101,364
TD SYNNEX Corp. 4.300%, 01/17/2029	50,000	49,444
5.300%, 10/10/2035	50,000	48,441
Teledyne Technologies Inc. 2.750%, 04/01/2031	250,000	228,843
HP Inc. 2.650%, 06/17/2031	150,000	133,403
4.200%, 04/15/2032	150,000	142,639
Motorola Solutions Inc. 5.600%, 06/01/2032	150,000	155,359
5.400%, 04/15/2034	100,000	101,199
		4,450,971
Telecommunications (0.21%)
AT&T Inc. 1.650%, 02/01/2028	200,000	190,575
4.100%, 02/15/2028	100,000	99,509
4.350%, 03/01/2029	500,000	500,448
4.300%, 02/15/2030	135,000	134,144
2.750%, 06/01/2031	150,000	137,165
2.250%, 02/01/2032	100,000	87,362
4.900%, 11/01/2035	250,000	243,888
T-Mobile U.S.A. Inc. 4.950%, 03/15/2028	100,000	101,039
4.800%, 07/15/2028	100,000	100,957
2.400%, 03/15/2029	300,000	283,061
3.875%, 04/15/2030	300,000	292,161
2.550%, 02/15/2031	100,000	90,871
3.500%, 04/15/2031	100,000	94,578
2.700%, 03/15/2032	500,000	444,777
5.050%, 07/15/2033	250,000	251,731
4.950%, 11/15/2035	200,000	196,351
Verizon Communications Inc. 2.100%, 03/22/2028	100,000	96,019
3.875%, 02/08/2029	500,000	495,218
1.750%, 01/20/2031	100,000	87,672
2.550%, 03/21/2031	150,000	136,180
2.355%, 03/15/2032	150,000	130,928
5.050%, 05/09/2033	250,000	253,265
4.780%, 02/15/2035	165,000	159,702
5.000%, 01/15/2036	150,000	146,893
British Telecommunications PLC 5.125%, 12/04/2028	200,000	203,056
Rogers Communications Inc. 5.000%, 02/15/2029	100,000	101,032
3.800%, 03/15/2032	75,000	70,012
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Telecommunications (Cont.)
5.300%, 02/15/2034	$ 100,000	$ 99,564
America Movil S.A.B. de C.V. 5.000%, 01/20/2033	200,000	200,584
		5,428,742
Tobacco & Cannabis (0.09%)
Philip Morris International Inc. 5.125%, 11/17/2027	150,000	152,011
4.875%, 02/15/2028	150,000	151,534
5.250%, 09/07/2028	100,000	102,550
5.625%, 11/17/2029	150,000	155,906
5.125%, 02/15/2030	150,000	153,051
5.125%, 02/13/2031	100,000	102,278
5.750%, 11/17/2032	150,000	157,908
5.375%, 02/15/2033	150,000	154,161
4.875%, 04/30/2035	100,000	98,446
4.625%, 10/29/2035	100,000	96,197
BAT International Finance PLC 4.448%, 03/16/2028	150,000	150,060
5.931%, 02/02/2029	150,000	155,608
Altria Group Inc. 6.200%, 11/01/2028	100,000	104,299
BAT Capital Corp. 6.343%, 08/02/2030	150,000	160,122
5.834%, 02/20/2031	100,000	104,648
5.350%, 08/15/2032	100,000	102,612
6.421%, 08/02/2033	150,000	162,676
		2,264,067
Transportation & Logistics (0.10%)
Ryder System Inc. 4.300%, 06/15/2027	150,000	149,694
5.250%, 06/01/2028	150,000	152,394
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	32,561	33,105
Southwest Airlines Co. 4.375%, 11/15/2028	100,000	98,704
Union Pacific Corp. 3.700%, 03/01/2029	250,000	246,674
2.800%, 02/14/2032	100,000	90,939
4.500%, 01/20/2033	100,000	99,640
5.100%, 02/20/2035	50,000	50,887
United Parcel Service Inc. 2.500%, 09/01/2029	150,000	141,809
4.650%, 10/15/2030	50,000	50,738
4.875%, 03/03/2033	100,000	101,932
5.250%, 05/14/2035	50,000	51,098
Canadian Pacific Railway Co. 2.875%, 11/15/2029	150,000	142,440
4.800%, 03/30/2030	70,000	70,857
2.450%, 12/02/2031	100,000	88,850
5.200%, 03/30/2035	50,000	50,905
Delta Air Lines Inc. 5.250%, 07/10/2030	50,000	50,329
	Principal amount	Value
Corporate Bonds (Cont.)
Transportation & Logistics (Cont.)
Norfolk Southern Corp. 5.050%, 08/01/2030	$ 150,000	$ 153,245
3.000%, 03/15/2032	100,000	91,244
5.100%, 05/01/2035	50,000	50,146
Fedex Freight Holding Co. Inc. 4.650%, 03/15/2031(c)	100,000	98,286
GXO Logistics Inc. 2.650%, 07/15/2031	150,000	133,516
United Airlines 2019-1 Class AA Pass Through Trust 4.150%, 08/25/2031	61,133	59,797
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	67,442	62,801
Canadian National Railway Co. 3.850%, 08/05/2032	100,000	95,593
CSX Corp. 4.100%, 11/15/2032	100,000	96,799
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	81,232	72,584
FedEx Corp. 3.900%, 02/01/2035	50,000	45,735
		2,630,741
Transportation Equipment (0.02%)
PACCAR Financial Corp. 4.450%, 08/06/2027	100,000	100,564
4.000%, 09/26/2029	100,000	99,350
5.000%, 03/22/2034	50,000	50,532
Cummins Inc. 4.900%, 02/20/2029	100,000	101,708
4.700%, 02/15/2031	100,000	101,036
		453,190
Water (0.00%)
Essential Utilities Inc. 5.125%, 03/15/2036	50,000	49,302
		49,302
Wholesale - Consumer Staples (0.02%)
Sysco Corp. 5.750%, 01/17/2029	100,000	102,817
5.100%, 09/23/2030	100,000	100,795
5.400%, 03/23/2035	50,000	49,637
Bunge Ltd. Finance Corp. 4.550%, 08/04/2030	100,000	99,541
Archer-Daniels-Midland Co. 4.500%, 08/15/2033	100,000	98,733
		451,523
Total Corporate Bonds (cost $207,754,266)		211,204,293
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Foreign Government Bonds (1.34%)
Austria (0.01%)
Oesterreichische Kontrollbank AG 4.750%, 05/21/2027	$ 100,000	$ 100,977
3.625%, 09/09/2027	250,000	249,184
		350,161
Canada (0.19%)
Province of Quebec Canada 2.750%, 04/12/2027	100,000	98,837
3.625%, 04/13/2028	175,000	173,980
4.500%, 04/03/2029	150,000	152,283
1.350%, 05/28/2030	250,000	224,471
4.500%, 09/08/2033	100,000	100,365
4.250%, 09/05/2034	200,000	196,218
4.625%, 08/28/2035	100,000	100,257
Province of Ontario Canada 3.100%, 05/19/2027	250,000	247,824
1.050%, 05/21/2027	100,000	96,875
4.200%, 01/18/2029	100,000	100,744
4.700%, 01/15/2030	150,000	153,612
3.900%, 09/04/2030	150,000	149,107
1.125%, 10/07/2030	100,000	87,968
1.600%, 02/25/2031	100,000	88,981
1.800%, 10/14/2031	50,000	44,165
2.125%, 01/21/2032	50,000	44,589
5.050%, 04/24/2034	100,000	103,904
4.850%, 06/11/2035	100,000	102,300
Province of Saskatchewan Canada 3.250%, 06/08/2027	100,000	99,180
Export Development Canada 3.875%, 02/14/2028	150,000	150,051
4.125%, 02/13/2029	200,000	201,390
4.000%, 06/20/2030	200,000	200,378
4.750%, 06/05/2034	200,000	206,524
Province of Alberta Canada 3.300%, 03/15/2028	250,000	247,144
4.500%, 06/26/2029	100,000	101,624
1.300%, 07/22/2030	250,000	223,054
4.500%, 01/24/2034	100,000	100,334
Canada Government International Bond 3.750%, 04/26/2028	175,000	174,781
4.000%, 03/18/2030	200,000	200,832
Province of Manitoba Canada 1.500%, 10/25/2028	100,000	94,057
4.300%, 07/27/2033	50,000	49,515
Province of British Columbia Canada 4.800%, 11/15/2028	100,000	102,132
4.900%, 04/24/2029	150,000	154,033
3.900%, 08/27/2030	150,000	149,133
4.200%, 07/06/2033	100,000	98,559
4.800%, 06/11/2035	100,000	101,620
		4,920,821
	Principal amount	Value
Foreign Government Bonds (Cont.)
Chile (0.02%)
Chile Government International Bond 3.240%, 02/06/2028	$ 250,000	$ 244,680
2.550%, 07/27/2033	200,000	170,280
3.500%, 01/31/2034	200,000	180,250
		595,210
Germany (0.14%)
Kreditanstalt fuer Wiederaufbau 3.000%, 05/20/2027	250,000	247,682
3.750%, 02/15/2028	200,000	199,890
2.875%, 04/03/2028	500,000	491,093
3.875%, 06/15/2028	100,000	100,145
4.000%, 03/15/2029	350,000	351,749
1.750%, 09/14/2029	250,000	233,136
4.625%, 03/18/2030	180,000	184,835
3.750%, 07/15/2030	650,000	645,613
0.750%, 09/30/2030	175,000	152,242
4.750%, 10/29/2030	200,000	206,756
4.125%, 07/15/2033	200,000	199,400
4.375%, 02/28/2034	200,000	201,988
Landwirtschaftliche Rentenbank 3.875%, 09/28/2027	250,000	250,035
0.875%, 09/03/2030	250,000	219,082
		3,683,646
Indonesia (0.04%)
Indonesia Government International Bond 4.550%, 01/11/2028	250,000	250,198
4.100%, 04/24/2028	250,000	248,022
4.750%, 02/11/2029	250,000	251,066
4.850%, 01/11/2033	250,000	245,333
		994,619
Israel (0.03%)
Israel Government International Bond 2.750%, 07/03/2030	250,000	228,905
5.500%, 03/12/2034	200,000	202,519
5.625%, 02/19/2035	200,000	203,371
5.000%, 01/13/2036	200,000	192,815
		827,610
Italy (0.01%)
Republic of Italy Government International Bond 2.875%, 10/17/2029	250,000	238,982
		238,982
Japan (0.03%)
Japan Bank for International Cooperation 4.625%, 07/22/2027	200,000	201,559
4.625%, 07/19/2028	250,000	253,380
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Foreign Government Bonds (Cont.)
Japan (Cont.)
3.250%, 07/20/2028	$ 250,000	$ 245,753
1.875%, 04/15/2031	200,000	178,646
		879,338
Mexico (0.07%)
Mexico Government International Bond 5.400%, 02/09/2028	250,000	253,125
4.500%, 04/22/2029	250,000	248,057
2.659%, 05/24/2031	1,000,000	882,650
4.750%, 04/27/2032	200,000	192,020
4.875%, 05/19/2033	200,000	189,250
5.625%, 09/22/2035	200,000	193,500
		1,958,602
Panama (0.02%)
Panama Government International Bond 3.298%, 01/19/2033	250,000	217,725
6.400%, 02/14/2035	200,000	207,564
6.875%, 01/31/2036	200,000	212,454
		637,743
Peru (0.02%)
Peruvian Government International Bond 3.000%, 01/15/2034	300,000	256,005
5.375%, 02/08/2035	200,000	199,410
		455,415
Philippines (0.04%)
Philippine Government International Bond 5.170%, 10/13/2027	250,000	253,212
3.750%, 01/14/2029	250,000	245,200
5.609%, 04/13/2033	250,000	257,560
5.000%, 01/27/2036	200,000	194,593
		950,565
Poland (0.03%)
Republic of Poland Government International Bond 5.750%, 11/16/2032	250,000	262,621
4.875%, 10/04/2033	200,000	199,867
5.375%, 02/12/2035	200,000	203,622
		666,110
South Korea (0.05%)
Export-Import Bank of Korea 4.250%, 09/15/2027	250,000	250,657
5.000%, 01/11/2028	250,000	254,003
5.125%, 01/11/2033	250,000	259,614
Korea Development Bank, The 4.625%, 02/03/2028	200,000	202,016
	Principal amount	Value
Foreign Government Bonds (Cont.)
South Korea (Cont.)
3.750%, 01/28/2029	$ 200,000	$ 198,504
4.000%, 01/28/2031	200,000	198,162
		1,362,956
Supranational (0.63%)
International Bank for Reconstruction & Development 3.125%, 06/15/2027	250,000	247,928
0.750%, 11/24/2027	250,000	237,893
1.375%, 04/20/2028	200,000	190,463
3.500%, 07/12/2028	250,000	248,290
1.125%, 09/13/2028	200,000	187,503
3.875%, 10/16/2029	200,000	200,072
1.750%, 10/23/2029	250,000	232,509
3.875%, 02/14/2030	250,000	249,812
4.125%, 03/20/2030	250,000	252,024
0.875%, 05/14/2030	250,000	221,355
4.000%, 07/25/2030	250,000	250,656
3.500%, 10/28/2030	365,000	358,362
4.000%, 01/10/2031	250,000	250,402
1.250%, 02/10/2031	250,000	220,271
4.500%, 04/10/2031	150,000	153,537
1.625%, 11/03/2031	250,000	220,052
4.625%, 01/15/2032	250,000	257,277
4.750%, 11/14/2033	100,000	103,443
5.750%, 05/02/2034	100,000	100,097
3.875%, 08/28/2034	250,000	243,124
4.375%, 08/27/2035	200,000	200,692
Inter-American Development Bank 2.375%, 07/07/2027	250,000	245,550
0.625%, 09/16/2027	250,000	238,747
4.000%, 01/12/2028	250,000	250,831
1.125%, 07/20/2028	250,000	235,269
4.125%, 02/15/2029	150,000	151,149
2.250%, 06/18/2029	250,000	237,971
3.500%, 09/14/2029	250,000	246,957
3.750%, 06/14/2030	100,000	99,353
1.125%, 01/13/2031	500,000	438,791
3.500%, 04/12/2033	100,000	95,591
4.500%, 09/13/2033	100,000	101,785
4.375%, 07/17/2034	150,000	151,065
4.375%, 07/16/2035	100,000	100,304
4.125%, 01/23/2036	200,000	196,107
Asian Development Bank 3.125%, 08/20/2027	200,000	198,168
1.250%, 06/09/2028	250,000	236,664
4.500%, 08/25/2028	250,000	253,821
3.125%, 09/26/2028	250,000	245,962
4.375%, 03/06/2029	100,000	101,463
1.875%, 03/15/2029	250,000	236,446
1.750%, 09/19/2029	250,000	232,996
1.875%, 01/24/2030	250,000	232,269
4.125%, 05/30/2030	200,000	201,644
3.750%, 08/28/2030	100,000	99,263
3.125%, 04/27/2032	250,000	237,047
4.125%, 01/12/2034	100,000	99,289
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
Foreign Government Bonds (Cont.)
Supranational (Cont.)
4.375%, 03/22/2035	$ 100,000	$ 100,594
4.250%, 01/14/2036	200,000	198,590
Nordic Investment Bank 3.375%, 09/08/2027	250,000	248,262
European Investment Bank 0.625%, 10/21/2027	250,000	238,144
3.875%, 03/15/2028	225,000	225,349
3.875%, 06/15/2028	180,000	180,269
4.500%, 10/16/2028	500,000	508,190
4.000%, 02/15/2029	225,000	226,030
1.750%, 03/15/2029	100,000	94,240
4.750%, 06/15/2029	225,000	231,119
1.625%, 10/09/2029	250,000	231,695
3.750%, 11/15/2029	300,000	298,795
4.500%, 03/14/2030	300,000	306,543
3.625%, 07/15/2030	250,000	247,151
3.875%, 10/15/2030	200,000	199,536
1.250%, 02/14/2031	250,000	220,328
3.750%, 03/13/2031	300,000	296,734
4.375%, 10/10/2031	250,000	254,271
4.250%, 08/16/2032	500,000	503,742
3.750%, 02/14/2033	200,000	195,175
4.125%, 02/13/2034	150,000	149,040
4.625%, 02/12/2035	150,000	153,652
African Development Bank 4.375%, 11/03/2027	250,000	252,074
4.000%, 03/18/2030	100,000	100,270
4.500%, 06/12/2035	100,000	101,145
Council of Europe Development Bank 3.625%, 01/26/2028	250,000	248,959
European Bank for Reconstruction & Development 4.125%, 01/25/2029	150,000	151,074
4.250%, 03/13/2034	100,000	99,939
International Finance Corp. 3.875%, 07/02/2030	100,000	99,796
0.750%, 08/27/2030	250,000	217,966
Asian Infrastructure Investment Bank, The 4.250%, 03/13/2034	100,000	99,980
		16,468,916
Uruguay (0.01%)
Uruguay Government International Bond 4.375%, 01/23/2031	200,000	199,320
		199,320
Total Foreign Government Bonds (cost $34,738,277)		35,190,014
Agency Securities (e) (0.23%)
Federal Farm Credit Banks Funding Corp.
3.750%, 07/03/2028	1,131,000	1,129,778
	Principal amount	Value
Agency Securities (Cont.)
Federal Farm Credit Banks Funding Corp. (Cont.)
3.375%, 01/07/2028	$ 350,000	$ 347,404
3.500%, 01/21/2028	250,000	248,569
Federal Home Loan Banks 4.000%, 06/30/2028	1,000,000	1,005,516
Federal Home Loan Mortgage Corp.
6.750%, 03/15/2031	250,000	280,852
6.250%, 07/15/2032	250,000	278,977
4.200%, 12/18/2030	750,000	745,804
4.100%, 01/09/2031	750,000	744,519
Federal National Mortgage Association
7.125%, 01/15/2030	250,000	278,016
6.625%, 11/15/2030	250,000	277,880
7.250%, 05/15/2030	250,000	282,287
0.750%, 10/08/2027	500,000	477,488
Total Agency Securities (cost $6,047,766)		6,097,090
U.S. Treasury Obligations (18.08%)
U.S. Treasury Bill 3.627%, 05/07/2026(f),(g)	1,675,000	1,668,899
U.S. Treasury Notes
4.500%, 04/15/2027	1,000,000	1,007,613
0.500%, 04/30/2027	10,000,000	9,656,157
3.750%, 04/30/2027	5,000,000	4,997,879
2.750%, 04/30/2027	2,000,000	1,978,338
4.500%, 05/15/2027	3,000,000	3,022,031
3.875%, 05/31/2027	5,000,000	5,003,320
2.625%, 05/31/2027	5,000,000	4,932,227
4.625%, 06/15/2027	1,000,000	1,009,375
3.750%, 06/30/2027	5,000,000	4,996,094
4.375%, 07/15/2027	3,000,000	3,020,391
3.875%, 07/31/2027	5,000,000	5,001,953
3.625%, 08/31/2027	6,000,000	5,982,187
0.375%, 09/30/2027	10,000,000	9,499,609
4.125%, 09/30/2027	2,000,000	2,008,203
3.500%, 10/31/2027	5,000,000	4,973,242
2.250%, 11/15/2027	2,000,000	1,950,234
0.625%, 11/30/2027	5,000,000	4,742,969
3.375%, 11/30/2027	2,000,000	1,985,234
4.000%, 12/15/2027	5,000,000	5,013,477
0.625%, 12/31/2027	5,000,000	4,730,664
3.375%, 12/31/2027	4,000,000	3,969,219
4.250%, 01/15/2028	2,000,000	2,014,141
3.500%, 01/31/2028	6,000,000	5,965,781
0.750%, 01/31/2028	5,000,000	4,729,492
2.750%, 02/15/2028	5,000,000	4,904,102
3.375%, 02/29/2028	1,000,000	992,109
3.875%, 03/15/2028	5,000,000	5,005,664
1.250%, 03/31/2028	5,000,000	4,755,078
3.875%, 03/31/2028	3,000,000	3,004,453
3.750%, 04/15/2028	1,000,000	998,633
3.500%, 04/30/2028	5,000,000	4,968,359
2.875%, 05/15/2028	3,500,000	3,433,418
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
1.250%, 06/30/2028	$ 5,000,000	$ 4,725,781
2.875%, 08/15/2028	5,000,000	4,894,531
3.625%, 08/15/2028	1,000,000	995,742
4.375%, 08/31/2028	4,000,000	4,050,000
1.250%, 09/30/2028	3,000,000	2,817,422
4.625%, 09/30/2028	2,000,000	2,038,281
3.500%, 10/15/2028	500,000	496,113
4.875%, 10/31/2028	2,000,000	2,051,016
3.125%, 11/15/2028	5,000,000	4,912,891
4.375%, 11/30/2028	3,000,000	3,041,484
1.375%, 12/31/2028	4,000,000	3,746,562
4.000%, 01/31/2029	4,000,000	4,018,125
2.625%, 02/15/2029	4,000,000	3,870,000
3.500%, 02/15/2029	1,000,000	991,328
4.250%, 02/28/2029	5,000,000	5,057,422
4.125%, 03/31/2029	3,400,000	3,428,289
2.875%, 04/30/2029	10,000,000	9,721,875
4.625%, 04/30/2029	3,000,000	3,067,969
2.375%, 05/15/2029	5,000,000	4,787,109
2.750%, 05/31/2029	5,000,000	4,837,891
4.500%, 05/31/2029	4,000,000	4,077,500
4.250%, 06/30/2029	2,000,000	2,024,219
2.625%, 07/31/2029	8,000,000	7,694,375
1.625%, 08/15/2029	5,000,000	4,652,930
3.625%, 08/31/2029	5,000,000	4,961,719
3.500%, 09/30/2029	5,000,000	4,939,844
4.125%, 10/31/2029	2,000,000	2,016,406
1.750%, 11/15/2029	6,000,000	5,576,484
4.125%, 11/30/2029	5,000,000	5,041,406
4.375%, 12/31/2029	7,000,000	7,118,398
3.875%, 12/31/2029	2,000,000	1,998,672
4.250%, 01/31/2030	3,850,000	3,898,727
1.500%, 02/15/2030	15,000,000	13,726,172
4.000%, 02/28/2030	4,000,000	4,015,156
4.000%, 03/31/2030	5,500,000	5,519,766
3.875%, 04/30/2030	4,500,000	4,495,078
4.000%, 05/31/2030	3,750,000	3,762,744
3.875%, 06/30/2030	4,500,000	4,493,145
3.875%, 07/31/2030	3,000,000	2,994,961
3.625%, 08/31/2030	3,500,000	3,457,070
3.625%, 10/31/2030	7,500,000	7,403,027
4.875%, 10/31/2030	3,000,000	3,116,836
0.875%, 11/15/2030	20,000,000	17,431,250
3.500%, 11/30/2030	3,750,000	3,681,006
3.625%, 12/31/2030	5,500,000	5,425,234
3.750%, 01/31/2031	5,000,000	4,957,422
4.000%, 01/31/2031	2,000,000	2,004,063
3.500%, 02/28/2031	3,500,000	3,432,187
4.250%, 02/28/2031	2,000,000	2,025,938
3.875%, 03/31/2031	3,500,000	3,488,789
4.625%, 04/30/2031	1,000,000	1,029,688
1.625%, 05/15/2031	12,000,000	10,702,031
1.250%, 08/15/2031	8,000,000	6,943,438
1.375%, 11/15/2031	7,000,000	6,070,312
1.875%, 02/15/2032	11,500,000	10,197,715
4.000%, 04/30/2032	750,000	747,217
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.125%, 05/31/2032	$ 750,000	$ 751,963
4.000%, 07/31/2032	1,000,000	994,961
2.750%, 08/15/2032	2,000,000	1,849,766
3.875%, 08/31/2032	1,000,000	987,461
3.875%, 09/30/2032	1,000,000	986,953
3.750%, 10/31/2032	1,000,000	979,180
4.125%, 11/15/2032	4,000,000	4,001,406
3.750%, 11/30/2032	1,250,000	1,223,389
3.875%, 12/31/2032	750,000	739,131
3.500%, 02/15/2033	2,000,000	1,924,375
3.750%, 02/28/2033	1,250,000	1,221,484
4.250%, 03/31/2033	1,000,000	1,006,875
3.375%, 05/15/2033	2,000,000	1,905,234
3.875%, 08/15/2033	7,000,000	6,871,758
4.500%, 11/15/2033	5,000,000	5,103,516
4.000%, 02/15/2034	5,000,000	4,932,031
4.375%, 05/15/2034	5,500,000	5,558,008
3.875%, 08/15/2034	6,500,000	6,334,707
4.250%, 11/15/2034	7,500,000	7,497,949
4.625%, 02/15/2035	7,750,000	7,951,621
4.250%, 05/15/2035	6,000,000	5,984,062
4.250%, 08/15/2035	5,100,000	5,080,875
4.000%, 11/15/2035	5,000,000	4,877,344
4.125%, 02/15/2036	3,250,000	3,199,219
Total U.S. Treasury Obligations (cost $468,476,272)		472,554,569
Long-term Municipal Bonds (0.05%)
California (0.04%)
State of California, Taxable General Obligation Bonds 6.000%, 03/01/2033	250,000	270,080
4.875%, 09/01/2030	500,000	516,519
Regents of the University of California Medical Center Pooled Taxable Revenue Bonds 4.132%, 05/15/2032	250,000	246,014
		1,032,613
Louisiana (0.01%)
Louisiana Local Government Environmental Facilities & Community Development Authority Taxable Revenue Bonds 4.145%, 02/01/2033	250,000	248,811
		248,811
Total Long-term Municipal Bonds (cost $1,243,120)		1,281,424
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

	Shares	Value
Short-term Investments (1.60%)
Northern Institutional Treasury Portfolio (Premier Class), 3.529%(h)	41,788,787	$ 41,788,787
Total Short-term Investments (cost $41,788,787)		41,788,787
TOTAL INVESTMENTS (100.10%) (cost $1,186,951,883)		2,616,769,261
OTHER LIABILITIES, NET OF ASSETS ((0.10)%)		(2,723,644)
NET ASSETS (100.00%)		$2,614,045,617

(a)	Non-income producing security.
(b)	Security valued pursuant to Level 3 unobservable inputs.
(c)
Securities exempt from registration pursuant to Rule 144A under the
Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
March 31, 2026, the value of these securities amounted to $1,275,507 or
0.05% of net assets.

(d)	Floating rate security. The rate presented is the rate in effect at March 31, 2026, and the related index and spread are shown parenthetically for each security.
(e)
The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6,
2008, the Federal Housing Finance Agency placed the Federal National
Mortgage Association (“Fannie Mae”) and the Federal Home Loan
Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States
Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(f)	Security pledged as collateral to cover margin requirements for open futures contracts.
(g)	Discount rate at the time of purchase.
(h)	Rate shown is the 7-day yield as of March 31, 2026.
PLC
Public Limited Company
ADR
American Depositary Receipt
LLC
Limited Liability Company
At March 31, 2026, the Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)*
Long Contracts
E-Mini S&P 500	68	6/18/2026	USD	22,340,550	$(195,574)

*Includes cumulative appreciation/depreciation on futures contracts. Only the current day's variation margin is reported within the Statements of Assets and Liabilities.
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM INTERIM FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (99.22%)
U.S. Treasury Notes
4.500%, 04/15/2027	$1,180,000	$ 1,188,984
2.750%, 04/30/2027	1,951,000	1,929,868
3.750%, 04/30/2027	1,600,000	1,599,321
0.500%, 04/30/2027	1,000,000	965,616
2.375%, 05/15/2027	2,000,000	1,968,594
4.500%, 05/15/2027	1,250,000	1,259,180
2.625%, 05/31/2027	2,892,000	2,852,800
3.875%, 05/31/2027	2,350,000	2,351,561
0.500%, 05/31/2027	1,290,000	1,241,575
4.625%, 06/15/2027	750,000	757,031
3.750%, 06/30/2027	2,500,000	2,498,047
3.250%, 06/30/2027	1,675,000	1,663,354
4.375%, 07/15/2027	2,400,000	2,416,313
2.750%, 07/31/2027	3,500,000	3,450,918
3.875%, 07/31/2027	2,900,000	2,901,133
0.375%, 07/31/2027	450,000	429,926
3.750%, 08/15/2027	3,000,000	2,996,250
2.250%, 08/15/2027	550,000	538,398
3.625%, 08/31/2027	3,200,000	3,190,500
3.125%, 08/31/2027	2,950,000	2,921,076
0.500%, 08/31/2027	500,000	477,168
3.375%, 09/15/2027	3,000,000	2,980,430
3.500%, 09/30/2027	3,450,000	3,433,154
4.125%, 09/30/2027	2,312,000	2,321,483
0.375%, 09/30/2027	500,000	474,980
3.875%, 10/15/2027	3,235,000	3,237,022
3.500%, 10/31/2027	4,270,000	4,247,149
4.125%, 10/31/2027	2,150,000	2,158,902
0.500%, 10/31/2027	750,000	711,826
4.125%, 11/15/2027	1,000,000	1,004,297
2.250%, 11/15/2027	675,000	658,204
3.875%, 11/30/2027	3,000,000	3,001,758
3.375%, 11/30/2027	2,500,000	2,481,543
4.000%, 12/15/2027	2,800,000	2,807,547
3.875%, 12/31/2027	3,150,000	3,152,215
3.375%, 12/31/2027	2,000,000	1,984,609
0.625%, 12/31/2027	900,000	851,520
4.250%, 01/15/2028	2,500,000	2,517,676
3.500%, 01/31/2028	2,170,000	2,157,624
4.250%, 02/15/2028	3,400,000	3,426,031
2.750%, 02/15/2028	400,000	392,328
4.000%, 02/29/2028	3,400,000	3,411,156
3.375%, 02/29/2028	1,600,000	1,587,375
3.875%, 03/15/2028	3,823,000	3,827,331
3.625%, 03/31/2028	3,750,000	3,736,377
3.875%, 03/31/2028	2,070,000	2,073,073
3.750%, 04/15/2028	2,950,000	2,945,967
3.500%, 04/30/2028	3,400,000	3,378,484
1.250%, 04/30/2028	3,185,000	3,022,640
2.875%, 05/15/2028	4,000,000	3,923,906
3.750%, 05/15/2028	1,750,000	1,747,607
3.625%, 05/31/2028	2,900,000	2,888,559
1.250%, 05/31/2028	800,000	757,625
3.875%, 06/15/2028	2,000,000	2,002,656
4.000%, 06/30/2028	3,250,000	3,263,584
1.250%, 06/30/2028	500,000	472,578
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
3.875%, 07/15/2028	$1,700,000	$ 1,701,992
4.125%, 07/31/2028	3,300,000	3,322,688
1.000%, 07/31/2028	350,000	328,207
3.625%, 08/15/2028	2,850,000	2,837,865
2.875%, 08/15/2028	2,625,000	2,569,629
4.375%, 08/31/2028	1,200,000	1,215,000
1.125%, 08/31/2028	500,000	469,141
3.375%, 09/15/2028	1,600,000	1,583,500
4.625%, 09/30/2028	2,000,000	2,038,281
1.250%, 09/30/2028	700,000	657,398
3.500%, 10/15/2028	1,970,000	1,954,686
4.875%, 10/31/2028	2,900,000	2,973,973
1.375%, 10/31/2028	2,350,000	2,209,918
3.125%, 11/15/2028	1,200,000	1,179,094
3.500%, 11/15/2028	200,000	198,383
4.375%, 11/30/2028	3,100,000	3,142,867
1.500%, 11/30/2028	2,125,000	2,000,986
3.500%, 12/15/2028	1,570,000	1,556,998
3.750%, 12/31/2028	3,000,000	2,994,023
1.375%, 12/31/2028	600,000	561,984
3.500%, 01/15/2029	940,000	931,995
4.000%, 01/31/2029	2,750,000	2,762,461
1.750%, 01/31/2029	2,000,000	1,889,141
2.625%, 02/15/2029	1,100,000	1,064,250
3.500%, 02/15/2029	690,000	684,016
4.250%, 02/28/2029	3,450,000	3,489,621
1.875%, 02/28/2029	600,000	567,984
3.500%, 03/15/2029	1,570,000	1,556,140
4.125%, 03/31/2029	2,500,000	2,520,801
2.375%, 03/31/2029	2,000,000	1,918,203
4.625%, 04/30/2029	3,000,000	3,067,969
2.875%, 04/30/2029	1,000,000	972,188
2.375%, 05/15/2029	600,000	574,453
4.500%, 05/31/2029	4,420,000	4,505,637
4.250%, 06/30/2029	3,250,000	3,289,355
3.250%, 06/30/2029	1,000,000	981,836
4.000%, 07/31/2029	3,150,000	3,164,027
2.625%, 07/31/2029	1,000,000	961,797
1.625%, 08/15/2029	1,960,000	1,823,948
3.625%, 08/31/2029	4,150,000	4,118,227
3.500%, 09/30/2029	4,225,000	4,174,168
4.125%, 10/31/2029	4,500,000	4,536,914
4.000%, 10/31/2029	250,000	250,996
1.750%, 11/15/2029	250,000	232,354
4.125%, 11/30/2029	3,735,000	3,765,930
4.375%, 12/31/2029	4,000,000	4,067,656
3.875%, 12/31/2029	1,440,000	1,439,044
4.250%, 01/31/2030	3,750,000	3,797,461
1.500%, 02/15/2030	1,545,000	1,413,796
4.000%, 02/28/2030	5,725,000	5,746,692
4.000%, 03/31/2030	4,775,000	4,792,160
3.625%, 03/31/2030	870,000	860,994
3.875%, 04/30/2030	4,650,000	4,644,914
0.625%, 05/15/2030	5,040,000	4,414,725
4.000%, 05/31/2030	4,085,000	4,098,883
3.750%, 05/31/2030	250,000	248,477
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM INTERIM FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
3.875%, 06/30/2030	$3,700,000	$ 3,694,363
3.750%, 06/30/2030	250,000	248,379
3.875%, 07/31/2030	3,525,000	3,519,079
4.000%, 07/31/2030	350,000	351,107
0.625%, 08/15/2030	3,000,000	2,605,313
3.625%, 08/31/2030	3,900,000	3,852,164
4.125%, 08/31/2030	300,000	302,309
4.625%, 09/30/2030	1,630,000	1,676,289
3.625%, 09/30/2030	1,050,000	1,036,916
3.625%, 10/31/2030	3,100,000	3,059,918
0.875%, 11/15/2030	4,360,000	3,800,013
3.500%, 11/30/2030	3,060,000	3,003,701
3.625%, 12/31/2030	3,410,000	3,363,645
3.750%, 01/31/2031	3,545,000	3,514,812
1.125%, 02/15/2031	4,520,000	3,962,416
3.500%, 02/28/2031	2,850,000	2,794,781
3.875%, 03/31/2031	3,740,000	3,728,020
U.S. Treasury Bonds
6.125%, 11/15/2027	1,100,000	1,140,004
6.250%, 05/15/2030	630,000	685,691
Total U.S. Treasury Obligations (cost $293,638,296)		293,801,575

	Shares	Value
Short-term Investments (0.19%)
Northern Institutional Treasury Portfolio (Premier Class), 3.529%(a)	558,744	558,744
Total Short-term Investments (cost $558,744)		558,744
TOTAL INVESTMENTS (99.41%) (cost $294,197,040)		294,360,319
OTHER ASSETS, NET OF LIABILITIES (0.59%)		1,743,024
NET ASSETS (100.00%)		$296,103,343

(a)	Rate shown is the 7-day yield as of March 31, 2026.
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (96.69%)
Alabama (3.77%)
City of Athens, Alabama, Electric Revenue Warrants	3.500%	06/01/2026	$ 220,000	$ 220,097
City of Athens, Alabama, Electric Revenue Warrants	3.750%	06/01/2027	645,000	645,241
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.000%	05/01/2028	980,000	970,881
City of Athens, Alabama, Electric Revenue Warrants	4.000%	06/01/2028	665,000	665,324
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.125%	05/01/2029	1,010,000	997,332
Black Belt Energy Gas District Revenue Bonds, Series C-1(a)	5.250%	06/01/2029	1,000,000	1,049,072
Black Belt Energy Gas District Revenue Bonds, Series B(b)	5.250%	12/01/2030	2,000,000	2,134,679
Black Belt Energy Gas District Revenue Bonds, Series E	5.000%	07/01/2033	1,000,000	1,045,291
Black Belt Energy Gas District Revenue Bonds, Series D(c)	5.000%	11/01/2034	1,740,000	1,841,950
Black Belt Energy Gas District Revenue Bonds, Series A	5.000%	12/01/2034	1,000,000	1,043,264
Black Belt Energy Gas District Revenue Bonds, Series E(d)	5.000%	05/01/2035	2,000,000	2,115,214
Health Care Authority of the City of Huntsville Revenue Bonds, Series B	5.000%	06/01/2035	1,000,000	1,112,431
Energy Southeast A Cooperative District Revenue Bonds, Series A	5.000%	11/01/2035	1,000,000	1,040,336
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2035	215,000	219,141
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2036	310,000	313,763
Mobile County Board of School Commissioners Special Tax Warrants, Series B	5.000%	03/01/2037	1,000,000	1,075,609
Jefferson County Sewer Revenue Refunding Warrants	5.000%	10/01/2038	1,000,000	1,074,850
City of Huntsville, Alabama, Electric System Revenue Warrants	5.000%	12/01/2042	1,000,000	1,062,985
				18,627,460
Alaska (1.55%)
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.250%	09/01/2028	1,095,000	1,094,801
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.250%	09/01/2028	1,050,000	1,049,810
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2029	1,390,000	1,390,026
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2029	1,090,000	1,090,020
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2030	1,440,000	1,436,252
Alaska Municipal Bank Authority Master Resolution Revenue Bonds, Series A	5.500%	10/01/2042	1,560,000	1,599,233
				7,660,142
Arizona (1.59%)
County of Pima, Arizona, General Obligation Bonds, Series A	4.000%	07/01/2026	2,000,000	2,002,043
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Series D	5.000%	07/01/2026	555,000	555,920
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Series D	5.000%	07/01/2027	400,000	400,631
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A	4.000%	01/01/2038	1,000,000	998,563
Western Maricopa Education Center District No. 402, General Obligation Bonds, Series A	5.000%	07/01/2039	1,350,000	1,486,490
Maricopa County Industrial Development Authority Revenue Refunding Bonds, Series D	5.000%	12/01/2041	1,305,000	1,391,413
Superstition Fire & Medical District, General Obligation Bonds	5.000%	07/01/2042	975,000	1,049,178
				7,884,238
Arkansas (0.41%)
State of Arkansas, General Obligation Refunding Bonds	4.000%	06/01/2027	2,000,000	2,006,248
California (2.93%)
Southern California Public Power Authority Revenue Refunding Bonds, Series A	5.000%	07/01/2028	755,000	790,764
California Statewide Communities Development Authority Revenue Bonds, Series 2009C(e)	5.000%	11/01/2029	2,500,000	2,701,311
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2030	540,000	541,681
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1(f)	4.000%	08/01/2031	855,000	853,353
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2031	400,000	401,075
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2032	500,000	501,052
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B	5.000%	07/01/2035	1,340,000	1,394,665
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2035	1,150,000	1,090,837
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2035	300,000	286,975
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
California (Cont.)
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2035	$ 1,000,000	$ 951,439
California Community Choice Financing Authority Sustainable Revenue Bonds	5.000%	12/01/2035	1,055,000	1,141,795
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2036	1,000,000	931,586
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2037	755,000	684,525
University of California Revenue Bonds, Series CA	5.000%	05/15/2039	2,000,000	2,229,233
				14,500,291
Colorado (2.28%)
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, General Obligation Refunding Bonds, Series B	2.500%	12/15/2027	1,500,000	1,480,058
Regional Transportation District Sales Tax Revenue Refunding Bonds, Series B	5.000%	11/01/2034	1,465,000	1,515,860
Adams 12 Five Star Schools, General Obligation Refunding Bonds, Series B	5.000%	12/15/2034	2,000,000	2,031,539
Town of Estes Park, Colorado, Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2035	980,000	980,655
Westminster Public Schools General Obligation Bonds, Series A	5.000%	12/01/2037	2,000,000	2,224,153
Rangeview Library District, Certificate of Participation, Series A	5.000%	12/15/2037	650,000	702,008
Adams & Arapahoe Counties Joint School District 28J Aurora, General Obligation Bonds	5.500%	12/01/2040	1,300,000	1,500,706
Fremont County School District No. RE-1 Canon City, Colorado, General Obligation Bonds	5.000%	12/01/2041	790,000	853,507
				11,288,486
Connecticut (1.90%)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A(g)	2.000%	07/01/2026	3,500,000	3,494,707
State of Connecticut, General Obligation Bonds, Series C	5.000%	08/15/2032	1,625,000	1,830,717
State of Connecticut Special Tax Obligation Revenue Bonds, Series A	4.000%	09/01/2035	1,300,000	1,301,783
State of Connecticut Special Tax Revenue Refunding Bonds	5.000%	07/01/2042	2,515,000	2,761,254
				9,388,461
Delaware (0.23%)
City of Wilmington, Delaware, General Obligation Refunding Bonds	5.000%	01/01/2042	1,045,000	1,137,626
Florida (4.46%)
School District of Broward County, Florida, Refunding Certificate of Participation, Series A(h)	5.000%	07/01/2029	1,000,000	1,066,100
County of Broward, Florida, Port Facilities Revenue Bonds (AMT)	5.000%	09/01/2030	1,000,000	1,061,926
County of Lee, Florida, Airport Revenue Variable Revenue Bonds, Series A-2 (AMT)(i)	5.000%	10/01/2031	1,000,000	1,071,772
Florida Municipal Loan Council Revenue Bonds, Series A	3.000%	08/01/2032	520,000	508,410
Collier County Water-Sewer District Revenue Bonds	3.000%	07/01/2033	3,080,000	2,966,039
Florida Municipal Loan Council Revenue Bonds, Series A	3.250%	08/01/2033	535,000	530,224
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2034	750,000	770,568
County of Miami-Dade Seaport Department Senior Revenue Refunding Bonds, Series A (AMT)	5.000%	10/01/2035	1,000,000	1,062,377
Florida Department of Management Services, Certificate of Participation, Series A	3.000%	11/01/2035	1,000,000	923,728
Orlando Utilities Commission Utility System Revenue Bonds, Series 2018A	5.000%	10/01/2037	540,000	552,364
County of Miami-Dade, Florida, Water & Sewer System Revenue Refunding Bonds, Series B	4.000%	10/01/2038	2,000,000	2,007,174
City of Wildwood, Florida, Utility System Revenue Bonds, Series A	5.000%	11/01/2038	1,375,000	1,508,292
School District of Broward County, Florida, General Obligation Refunding Bonds	5.000%	07/01/2039	1,000,000	1,119,456
County of Broward, Florida, Port Facilities Revenue Bonds (AMT)	5.000%	09/01/2039	500,000	528,282
County of Pasco, Florida, Solid Waste Disposal & Resource Recovery System Revenue Bonds, Series A (AMT)	5.000%	10/01/2039	1,105,000	1,181,189
County of Sarasota, Florida, Utility System Revenue Bonds	5.250%	10/01/2039	1,000,000	1,089,097
Saint Johns County School Board, Certificate of Participation, Series A	5.000%	07/01/2041	1,425,000	1,526,522
City of South Miami Health Facilities Authority Revenue Refunding Bonds	5.000%	08/15/2042	1,500,000	1,521,313
County of Lee, Forida, Airport Revenue Bonds, Series A-1 (AMT)	5.250%	10/01/2042	1,000,000	1,084,986
				22,079,819
Georgia (1.75%)
Bartow County Development Authority Revenue Refunding Bonds	1.800%	09/01/2029	1,000,000	926,176
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Georgia (Cont.)
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C(j)	5.000%	12/01/2031	$ 5,000,000	$ 5,276,435
Harris County School District, General Obligation Bonds	3.000%	03/01/2035	250,000	238,388
Metropolitan Atlanta Rapid Transit Authority Sales Tax Sustainable Revenue Refunding Bonds, Series B	5.000%	07/01/2038	1,250,000	1,444,503
City of Winder, Georgia, Water & Sewerage Revenue Bonds	5.000%	01/01/2039	695,000	776,263
				8,661,765
Hawaii (0.23%)
State of Hawaii Department of Budget & Finance Special Purpose Revenue Refunding Bonds	5.000%	07/01/2036	1,000,000	1,120,862
Idaho (0.57%)
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2033	545,000	524,128
Idaho State University Revenue Bonds	4.000%	04/01/2033	180,000	182,068
Idaho Health Facilities Authority Revenue Refunding Bonds	4.000%	03/01/2034	400,000	406,870
Boise State University Revenue Bonds, Series A	5.000%	04/01/2034	240,000	248,716
Idaho State University Revenue Bonds	4.000%	04/01/2034	255,000	256,916
Boise State University Revenue Bonds, Series A	5.000%	04/01/2035	250,000	258,640
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2035	300,000	282,778
Idaho State University Revenue Bonds	4.000%	04/01/2035	175,000	175,972
Idaho State University Revenue Bonds	4.000%	04/01/2036	200,000	200,438
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2037	310,000	283,412
				2,819,938
Illinois (7.53%)
State of Illinois Sales Tax Revenue Bonds, Series A	5.000%	06/15/2032	3,010,000	3,323,386
Chicago Midway International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT)	5.000%	01/01/2033	1,250,000	1,353,081
Village of Schaumburg, Illinois, General Obligation Refunding Bonds	4.000%	12/01/2034	2,500,000	2,601,323
Sangamon County School District No. 186 Springfield, General Obligation Bonds	3.000%	02/01/2035	1,000,000	947,903
Chicago Park District, General Obligation Refunding Bonds, Series F-2	4.000%	01/01/2036	300,000	299,713
County of Will, Illinois, General Obligation Refunding Bonds	5.000%	11/15/2036	500,000	563,429
Chicago O'Hare International Airport Senior Lien Revenue Bonds, Series G (AMT)	5.000%	01/01/2037	2,000,000	2,015,190
State of Illinois, General Obligation Bonds, Series B	5.000%	05/01/2037	5,000,000	5,370,991
Illinois Housing Development Authority Sustainable Revenue Refunding Bonds, Series A	3.750%	10/01/2037	1,200,000	1,154,890
Chicago O'Hare International Airport General Senior Lien Revenue Bonds, Series B	5.000%	01/01/2038	520,000	539,971
DuPage County Community Unit School District No. 200 Wheaton-Warrenville, General Obligation Bonds	5.000%	01/15/2038	2,645,000	2,891,878
Illinois Finance Authority Revenue Refunding Bonds	4.000%	08/01/2038	1,500,000	1,428,194
Chicago O'Hare International Airport Senior Lien Revenue Bonds, Series A (AMT)	5.000%	01/01/2039	1,500,000	1,592,681
State of Illinois Sales Tax Revenue Bonds, Series B	5.000%	06/15/2039	1,000,000	1,077,241
Cook County Community Consolidated School District No. 65 Evanston Revenue Bonds	5.000%	12/01/2039	1,000,000	1,053,464
Village of Mundelein, Illinois, General Obligation Bonds	4.000%	12/15/2039	1,355,000	1,341,665
Illinois State Toll Highway Authority Revenue Bonds, Series B	5.000%	01/01/2040	3,000,000	2,999,746
Chicago Midway International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT)	5.250%	01/01/2041	605,000	643,508
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A	5.000%	01/01/2041	1,590,000	1,676,108
Sales Tax Securitization Corporation Senior Lien Revenue Refunding Bonds, Series A	5.000%	01/01/2041	1,200,000	1,275,352
Chicago O'Hare International Airport Senior Lien Revenue Bonds, Series D	5.250%	01/01/2042	1,000,000	1,010,496
City of Joliet, Illinois, Waterworks & Sewerage Revenue Bonds	5.000%	01/01/2042	1,000,000	1,060,666
City of Aurora, Illinois, General Obligation Bonds, Series C	5.000%	12/30/2042	1,000,000	1,057,086
				37,277,962
Indiana (3.04%)
East Noble School Building Corporation Revenue Bonds	2.000%	01/15/2027	1,205,000	1,191,928
City of Lebanon, Indiana, Sewage Works Revenue Bonds (Prerefunded to 07-01-2027 @ 100)(k)	4.000%	07/01/2027	895,000	910,266
East Allen County Schools, General Obligation Bonds	5.000%	01/15/2028	565,000	584,872
Carmel Redevelopment Authority Revenue Bonds, Series B	5.000%	01/15/2033	2,485,000	2,746,306
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Indiana (Cont.)
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2033	$ 650,000	$ 620,679
IPS Multi-School Building Corporation Sustainable Revenue Bonds	5.000%	01/15/2034	1,300,000	1,454,911
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2034	335,000	345,902
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2034	675,000	638,321
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series E	5.000%	02/01/2035	900,000	981,620
East Allen Multi School Building Corporation Revenue Bonds	5.000%	07/15/2036	1,000,000	1,094,135
Peru Multi-School Building Corporation Revenue Bonds	5.000%	07/15/2039	1,000,000	1,082,308
Johnson County Redevelopment Authority Revenue Bonds	5.000%	07/15/2040	1,180,000	1,249,021
Brownsburg 1999 School Building Corporation Revenue Bonds	5.000%	07/15/2042	1,000,000	1,074,740
Clark-Pleasant Community School Building Corporation Revenue Bonds(h)	5.000%	07/15/2043	1,000,000	1,060,824
				15,035,833
Iowa (1.61%)
Waukee Community School District, General Obligation Refunding Bonds, Series B	2.000%	06/01/2027	2,100,000	2,065,830
City of Cedar Rapids, Iowa, Water Revenue Refunding Bonds, Series D	3.000%	06/01/2029	950,000	949,637
City of Council Bluffs, Iowa, General Obligation Refunding Bonds, Series A	3.000%	06/01/2029	1,050,000	1,050,191
City of West Des Moines, Iowa, General Obligation Bonds, Series D	3.000%	06/01/2031	1,770,000	1,706,805
Cedar Rapids Community School District, General Obligation Bonds	5.000%	06/01/2035	1,000,000	1,083,312
City of Cedar Rapids, Iowa, General Obligation Bonds, Series A	5.000%	06/01/2040	1,055,000	1,117,163
				7,972,938
Kansas (1.33%)
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Refunding Bonds, Series A	3.000%	10/01/2027	1,000,000	1,000,148
Wyandotte County/Kansas City Unified Government, General Obligation Bonds, Series A	5.000%	08/01/2028	1,410,000	1,484,914
State of Kansas Department of Transportation Revenue Bonds, Series A	5.000%	09/01/2033	4,000,000	4,108,010
				6,593,072
Kentucky (4.62%)
Northern Kentucky Water District Revenue Bonds, Series A	4.000%	02/01/2028	1,110,000	1,110,661
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.250%	09/15/2029	1,735,000	1,736,090
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.000%	10/01/2029	1,060,000	1,053,759
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.375%	09/15/2030	1,800,000	1,802,339
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.125%	10/01/2030	1,095,000	1,091,727
Northern Kentucky Water District Revenue Refunding Bonds	3.000%	02/01/2031	2,160,000	2,116,560
Kenton County School District Finance Corporation Revenue Bonds	2.000%	02/01/2032	1,770,000	1,576,130
Kentucky Public Energy Authority Revenue Refunding Bonds, Series B(l)	5.000%	08/01/2032	3,330,000	3,524,936
City of Bowling Green, Kentucky, Water & Sewer System Revenue Bonds	3.000%	06/01/2033	3,115,000	2,982,000
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series B	5.000%	12/01/2033	655,000	661,029
Kentucky Public Energy Authority Revenue Refunding Bonds, Series C	5.000%	05/01/2036	1,000,000	1,052,428
Kentucky Municipal Energy Agency Power System Revenue Bonds	5.000%	01/01/2039	785,000	846,709
Kentucky State Property & Buildings Commission Revenue Bonds, Series A	5.000%	05/01/2039	1,130,000	1,217,791
Woodford County School District Finance Corporation Revenue Bonds, Series A	5.000%	08/01/2039	1,000,000	1,055,755
Franklin County School District, General Obligation Bonds	5.000%	06/01/2042	1,000,000	1,049,591
				22,877,505
Louisiana (1.61%)
State of Louisiana General Obligation Bonds, Series E	5.000%	09/01/2032	2,000,000	2,253,303
St. John the Baptist Parish School District No. 1, General Obligation Bonds	5.250%	03/01/2037	1,500,000	1,636,921
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds	5.000%	08/15/2037	1,000,000	1,013,268
New Orleans Aviation Board Revenue Refunding Bonds, Series B (AMT)	5.000%	01/01/2039	1,025,000	1,085,670
Parish of St. John the Baptist, Los Angeles, General Obligation Bonds	5.000%	03/01/2039	1,000,000	1,107,721
City of West Monroe, Louisiana, Sales & Use Tax Revenue Bonds, Series A	5.000%	12/01/2039	830,000	877,803
				7,974,686
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Maryland (1.25%)
City of Baltimore, Maryland, Revenue Bonds, Series A	5.000%	07/01/2035	$ 1,000,000	$ 1,095,149
Maryland Health & Higher Educational Facilities Authority Variable Revenue Refunding Bonds(m)	5.000%	08/15/2036	2,000,000	2,202,808
County of Baltimore, Maryland, General Obligation Bonds	4.000%	03/01/2038	1,750,000	1,766,082
County of Baltimore, Maryland, General Obligation Bonds	5.000%	03/01/2039	1,000,000	1,127,198
				6,191,237
Massachusetts (2.79%)
Massachusetts Development Finance Agency Variable Revenue Bonds, Series A-1(n)	5.000%	05/13/2032	3,000,000	3,347,167
Massachusetts Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System	5.000%	07/01/2035	1,400,000	1,405,890
Massachusetts Development Finance Agency Variable Revenue Bonds(o)	5.000%	11/01/2035	2,000,000	2,290,648
Massachusetts School Building Authority Sales Tax Sustainable Revenue Refunding Bonds	5.000%	02/15/2036	500,000	583,516
Commonwealth of Massachusetts, General Obligation Bonds, Series A	5.000%	01/01/2037	1,810,000	1,894,983
Commonwealth of Massachusetts, General Obligation Bonds, Series J	5.000%	12/01/2038	1,000,000	1,011,541
Commonwealth of Massachusetts, General Obligation Refunding Bonds, Series B	5.000%	05/01/2039	1,480,000	1,617,640
Commonwealth of Massachusetts Transportation Fund Revenue Refunding Bonds	5.000%	06/01/2040	500,000	559,049
Massachusetts Development Finance Agency Revgenue Refunding Bonds, Series N (AMT)	5.000%	07/01/2042	1,000,000	1,103,815
				13,814,249
Michigan (2.29%)
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2028	300,000	300,344
Rockford Public Schools, General Obligation Bonds, Series I	4.000%	05/01/2035	1,755,000	1,782,093
Van Buren Public Schools, Michigan, General Obligation Refunding Bonds	4.000%	11/01/2035	1,000,000	1,013,252
Grosse Pointe Public School System, General Obligation Refunding Bonds	5.000%	05/01/2036	1,635,000	1,711,764
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2036	865,000	875,594
West Bloomfield School District, General Obligation Bonds	3.000%	05/01/2036	3,825,000	3,553,692
Dundee Community Schools, General Obligation Bonds	5.000%	05/01/2037	1,000,000	1,079,985
Michigan State Housing Development Authority Single Family Mortgage Sustainable Revenue Bonds, Series C	4.650%	06/01/2041	1,000,000	1,011,095
				11,327,819
Minnesota (2.96%)
City of Eagan, Minnesota, General Obligation Bonds, Series A	3.250%	02/01/2032	1,245,000	1,245,259
Big Lake Independent School District No. 727, General Obligation Bonds, Series A	3.000%	02/01/2033	570,000	553,203
Duluth Independent School District No. 709, General Obligation Bonds, Series A(p)	0.000%	02/01/2033	1,000,000	786,984
White Bear Lake Independent School District No. 624, General Obligation Bonds, Series A	5.000%	02/01/2033	4,000,000	4,443,474
North St. Paul-Maplewood-Oakdale Independent School District No. 622, General Obligation Bonds, Series B	3.000%	02/01/2034	3,300,000	3,182,686
Minnesota Municipal Gas Agency Revenue Bonds, Series A	5.000%	09/01/2035	1,000,000	1,030,330
City of Minneapolis, Minnesota, General Obligation Bonds	3.000%	12/01/2035	2,000,000	1,862,235
Pequot Lakes Independent School District No. 186, General Obligation Bonds, Series A	5.000%	02/01/2036	960,000	1,078,685
Minnesota Housing Finance Agency Revenue Bonds, Series B	5.000%	08/01/2036	425,000	467,445
				14,650,301
Mississippi (0.61%)
State of Mississippi, General Obligation Bonds, Series F	3.000%	11/01/2026	3,000,000	3,012,293
Missouri (1.53%)
Grain Valley No. R-5 School District, General Obligation Bonds, Series A	5.000%	03/01/2035	1,000,000	1,034,370
City of Columbia, Montana, Water & Electric System Revenue Refunding Bonds, Series B	3.000%	10/01/2035	2,520,000	2,330,963
Park Hill School District of Platte County, General Obligation Bonds	3.350%	03/01/2036	1,000,000	950,306
Nixa Public Schools, General Obligation Bonds	5.000%	03/01/2039	1,170,000	1,272,883
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Missouri (Cont.)
Willard No. R-2, General Obligation Refunding Bonds	5.000%	03/01/2039	$ 860,000	$ 922,535
Troy Reorganized School District No. 3 Lincoln County, General Obligation Bonds	5.000%	03/01/2040	1,000,000	1,075,390
				7,586,447
Montana (2.80%)
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2032	945,000	966,485
Missoula High School District No. 1, General Obligation Bonds	4.000%	07/01/2032	1,010,000	1,004,895
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2033	1,005,000	1,026,769
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2034	505,000	515,337
Cascade County High School District A Great Falls, General Obligation Bonds	5.000%	07/01/2034	725,000	755,223
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2034	1,000,000	1,023,464
Hellgate School District No. 4, General Obligation Bonds	5.250%	06/15/2035	880,000	899,331
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2035	845,000	856,164
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2035	750,000	764,188
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	5.000%	07/01/2035	1,925,000	2,000,371
Montana State Board of Regents Revenue Refunding Bonds	3.000%	11/15/2035	3,660,000	3,441,175
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2036	585,000	592,020
				13,845,422
Nebraska (0.69%)
City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds	3.000%	06/15/2034	1,105,000	1,056,552
City of Kearney, Nebraska, General Obligation Bonds	4.000%	05/15/2035	500,000	502,386
County of Sarpy, Nebraska, General Obligation Bonds	3.500%	06/01/2037	1,000,000	979,731
City of La Vista, Nebraska, General Obligation Bonds	3.000%	09/15/2041	1,000,000	863,734
				3,402,403
Nevada (0.82%)
Nevada System of Higher Education Revenue Refunding Bonds	4.000%	07/01/2030	3,045,000	3,052,242
Clark County School District, General Obligation Refunding Bonds, Series C	4.000%	06/15/2037	1,000,000	998,883
				4,051,125
New Hampshire (0.23%)
New Hampshire Health & Education Facilities Authority Act Revenue Bonds, Series A	5.000%	06/01/2035	1,000,000	1,147,065
New Jersey (0.97%)
New Jersey Educational Facilities Authority Revenue Refunding Bonds, Series A	5.000%	05/15/2028	2,500,000	2,624,436
New Jersey Educational Facilities Authority Variable Revenue Bonds, Series A(q)	5.000%	07/01/2031	2,000,000	2,192,224
				4,816,660
New Mexico (2.30%)
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2026	225,000	225,229
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2027	700,000	700,700
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.000%	08/01/2027	1,515,000	1,515,207
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2028	725,000	725,544
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.500%	08/01/2028	900,000	896,832
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2029	750,000	750,556
Santa Fe Public School District, General Obligation Bonds	3.625%	08/01/2029	2,000,000	1,999,998
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2034	1,800,000	1,879,119
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2035	2,600,000	2,709,137
				11,402,322
New York (3.36%)
New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J(r)	1.100%	05/01/2027	525,000	510,764
New York State Dormitory Authority Revenue Bonds	5.000%	10/01/2028	965,000	1,024,520
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
New York (Cont.)
New York City Transitional Financing Authority Future Tax Subordinate Revenue Refunding Bonds	5.000%	11/01/2031	$ 2,020,000	$ 2,235,040
City of New York, General Obligation Refunding Bonds, Subseries F-1(h)	5.000%	08/01/2032	1,000,000	1,110,623
New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-2	5.000%	07/15/2033	1,000,000	1,139,242
New York Energy Finance Development Corporation Variable Revenue Bonds(s)	5.000%	12/01/2033	1,500,000	1,531,334
State of New York Mortgage Agency Revenue Refunding Bonds, Series 220	2.400%	10/01/2034	1,000,000	882,891
State of New York Mortgage Agency Homeowner Mortgage Sustainable Revenue Refunding Bonds (AMT)	3.950%	10/01/2036	300,000	289,378
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B-1	5.250%	11/01/2036	1,500,000	1,658,758
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds, Fiscal 2026	5.000%	11/01/2036	1,000,000	1,134,373
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 250	5.000%	10/15/2037	1,350,000	1,543,876
New York City Municipal Water Finance Authority Revenue Refunding Bonds, Series DD(h)	5.000%	06/15/2038	1,000,000	1,148,822
New York State Dormitory Authority Revenue Bonds	5.000%	07/01/2038	1,225,000	1,354,143
City of New York, General Obligation Bonds, Series D	5.000%	10/01/2041	1,000,000	1,083,045
				16,646,809
North Carolina (0.60%)
Buncombe County Metropolitan Sewerage District Revenue Refunding Bonds	4.000%	07/01/2027	1,210,000	1,210,669
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2028	700,000	701,381
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2035	1,000,000	1,064,059
				2,976,109
North Dakota (1.06%)
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.125%	05/01/2028	845,000	842,241
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.250%	05/01/2029	835,000	832,119
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2031	1,015,000	1,007,648
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2032	1,060,000	1,048,226
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2034	1,550,000	1,487,765
				5,217,999
Ohio (2.23%)
Northwest Local School District, Hamilton & Butler Counties, General Obligation Bonds	5.000%	12/01/2027	175,000	175,300
Northwest Local School District, Hamilton & Butler Counties, General Obligation Bonds	4.000%	12/01/2030	365,000	365,220
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2031	350,000	350,539
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2032	220,000	223,001
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2032	315,000	315,130
Cuyahoga Community College District, General Obligation Bonds(k)	4.000%	12/01/2032	1,750,000	1,754,091
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2032	375,000	375,492
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2033	370,000	374,198
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2033	235,000	235,131
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2033	400,000	400,420
City of Toledo, Ohio, General Obligation Bonds	5.250%	12/01/2034	1,000,000	1,103,062
Cuyahoga Community College District, General Obligation Bonds(k)	4.000%	12/01/2034	1,000,000	1,002,337
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2034	875,000	875,801
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2035	1,870,000	1,870,689
State of Ohio Revenue Refunding Bonds	5.000%	01/15/2036	750,000	820,904
Euclid City School District, General Obligation Refunding Bonds	5.000%	01/15/2037	725,000	803,401
				11,044,716
Oklahoma (1.68%)
City of Tulsa, Oklahoma, General Obligation Bonds	3.000%	04/01/2028	3,000,000	3,000,085
Edmond Public Works Authority Revenue Bonds	5.000%	07/01/2032	1,500,000	1,535,260
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Oklahoma (Cont.)
Oklahoma County Finance Authority Revenue Bonds	5.000%	09/01/2036	$ 2,500,000	$ 2,702,412
Oklahoma Turnpike Authority Senior Revenue Bonds, Series A	5.000%	01/01/2042	1,000,000	1,085,632
				8,323,389
Oregon (0.97%)
Deschutes County Administrative School District No. 1 Bend-La Pine, General Obligation Bonds	3.000%	06/15/2035	2,865,000	2,648,228
Chemeketa Community College District, General Obligation Bonds, Series B	5.000%	06/15/2038	1,000,000	1,119,708
State of Oregon Housing & Community Services Department Mortgage Revenue Bonds	4.750%	07/01/2040	1,000,000	1,024,621
				4,792,557
Pennsylvania (1.67%)
Pennsylvania Housing Finance Agency Revenue Bonds, Series 137	2.200%	04/01/2033	2,785,000	2,436,865
Allegheny County Hospital Development Authority Revenue Refunding Bonds	5.000%	07/15/2033	1,220,000	1,284,252
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2033	400,000	382,158
Pennsylvania Economic Development Financing Authority Revenue Refunding Bonds, Series A(h)	5.000%	12/15/2039	960,000	998,598
Dallastown Area School District, General Obligation Bonds	5.000%	03/15/2043	1,000,000	1,057,681
County of Dauphin, Pennsylvania, General Obligation Refunding Notes, Series B	5.000%	11/15/2043	2,000,000	2,112,272
				8,271,826
Rhode Island (1.46%)
Rhode Island Health & Educational Building Corporation Revenue Bonds, Series C	5.000%	05/15/2032	1,065,000	1,182,008
Rhode Island Housing & Mortgage Finance Corporation Revenue Bonds, Series 76-A	2.200%	10/01/2033	780,000	674,311
Rhode Island Health & Educational Building Corporation Revenue Bonds, Series H	5.000%	05/15/2036	1,550,000	1,745,705
Rhode Island Health & Educational Building Corporation Revenue Bonds, Series D	4.000%	05/15/2041	1,000,000	945,091
Rhode Island Health & Educational Building Corporation Revenue Bonds, Series D	5.250%	05/15/2042	2,445,000	2,653,534
				7,200,649
South Carolina (0.29%)
Town of Fort Mill, South Carolina, Water & Sewer System Revenue Bonds	3.500%	12/01/2027	380,000	380,010
Town of Fort Mill, South Carolina, Water & Sewer System Revenue Bonds	4.000%	12/01/2028	520,000	520,194
Town of Fort Mill, South Carolina, Water & Sewer System Revenue Bonds	4.000%	12/01/2030	535,000	535,108
				1,435,312
Tennessee (1.08%)
Tennergy, Tennessee, Corporation Gas Revenue Bonds, Series A(t)	4.000%	09/01/2028	1,000,000	1,009,810
City of Knoxville, Tennessee, Electric Revenue Bonds, Series QQ	5.000%	07/01/2042	1,615,000	1,705,749
Tennessee State School Bond Authority Revenue Bonds	5.000%	11/01/2042	2,525,000	2,632,249
				5,347,808
Texas (9.82%)
Tarrant County Cultural Education Facilities Finance Corporation Revenue Bonds(k),(u)	5.000%	05/15/2026	1,000,000	1,002,733
Lake Travis Independent School District, General Obligation Refunding Bonds (Prerefunded to 02-15-2027 @ 100)(k)	4.000%	02/15/2027	280,000	283,586
Clifton Higher Education Finance Corporation Revenue Refunding Bonds	5.000%	08/15/2028	1,600,000	1,678,855
Denton Independent School District, Variable General Obligation Bonds, Series B1(v)	4.000%	08/15/2028	3,000,000	3,083,525
Texas Water Development Board Revenue Bonds	5.000%	04/15/2029	1,000,000	1,070,525
Bell County Water Control & Improvement District No. 1 Revenue Bonds	5.000%	07/10/2031	535,000	584,125
Upper Brushy Creek Water Control & Improvement District, General Obligation Bonds	3.000%	08/15/2031	1,000,000	993,198
Aldine Independent School District, General Obligation Refunding Bonds	4.000%	02/15/2033	1,000,000	1,006,650
Humble Independent School District, General Obligation Refunding Bonds	5.000%	02/15/2033	690,000	773,701
Lake Travis Independent School District, General Obligation Refunding Bonds, Unrefunded Balance	4.000%	02/15/2033	485,000	487,726
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	5.000%	03/01/2033	200,000	206,648
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Texas (Cont.)
Texas Water Development Board Revenue Bonds, Series A	5.000%	04/15/2033	$ 2,405,000	$ 2,718,038
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2034	280,000	282,847
Lovejoy Independent School District, General Obligation Bonds	5.000%	02/15/2035	1,250,000	1,423,442
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2035	200,000	201,679
State of Texas, General Obligation Bonds (AMT)	5.000%	08/01/2035	1,500,000	1,661,526
State of Texas, General Obligation Refunding Bonds, Series B	5.000%	08/01/2035	1,000,000	1,131,580
Texas State Technical College Revenue Bonds	5.250%	08/01/2035	1,000,000	1,110,650
City of Dallas, Texas, General Obligation Bonds	5.000%	02/15/2036	1,000,000	1,124,048
Pecos Barstow Toyah Independent School District, General Obligation Bonds	5.000%	02/15/2036	1,745,000	1,800,343
Richardson Independent School District, General Obligation Bonds, Series A	5.000%	02/15/2036	1,000,000	1,091,315
Texas A&M University Revenue Bonds	5.250%	05/15/2036	1,000,000	1,108,069
Trinity River Authority Central Regional Wastewater System Revenue Bonds	3.500%	08/01/2036	1,000,000	983,378
Leander Independent School District, General Obligation Refunding Bonds, Series A	5.000%	08/15/2036	1,000,000	1,132,495
Texas Water Development Board Revenue Bonds	4.450%	10/15/2036	1,000,000	1,056,171
Texas Water Development Board Revenue Bonds	4.000%	10/15/2036	1,000,000	1,009,906
City of Cedar Park, Texas, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,067,648
County of Kaufman, Texas, General Obligation Bonds	5.000%	02/15/2037	1,700,000	1,878,275
Waller Consolidated Independent School District, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,085,938
City of Beaumont, Texas, Certificates of Obligation, General Obligation Bonds	5.000%	03/01/2038	810,000	883,296
North Texas Tollway Authority First Tier Revenue Refunding Bonds, Series A	4.125%	01/01/2039	1,000,000	1,003,115
City of San Antonio, Texas, Electric & Gas Systems Revenue Bonds, Series A	5.000%	02/01/2039	1,010,000	1,109,082
Fort Worth Independent School District Revenue Refunding Bonds, Series A	5.000%	02/15/2039	960,000	1,093,395
Pecos Barstow Toyah Independent School District, General Obligation Bonds	5.000%	02/15/2039	1,000,000	1,047,351
County of Smith, Texas, General Obligation Bonds	5.000%	08/15/2039	1,000,000	1,074,368
Harlandale Independent School District, General Obligation Bonds, Series A	5.250%	08/15/2039	1,000,000	1,093,255
Northside Independent School District, General Obligation Refunding Bonds	5.000%	08/15/2039	1,105,000	1,126,103
City of Houston, Texas, Combined Utility System First Lien Revenue Refunding Bonds, Series D	5.000%	11/15/2039	1,725,000	1,727,184
Permanent University Fund - University of Texas System Revenue Refunding Bonds, Series A	5.000%	07/01/2040	1,750,000	1,892,331
Austin Community College District, General Obligation Bonds, Unrefunded Balance	4.000%	08/01/2040	230,000	224,629
Trinity River Authority Central Regional Wastewater System Revenue Refunding Bonds	5.000%	08/01/2042	1,500,000	1,616,889
County of Harris, Texas, Toll Road Revenue Refunding Bonds	5.000%	08/15/2042	1,500,000	1,633,518
				48,563,136
Utah (1.12%)
Central Utah Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2033	2,500,000	2,522,019
Wasatch County School District Local Building Authority Revenue Bonds	5.000%	06/01/2034	750,000	821,698
Duchesne County School District Revenue Bonds	5.000%	06/01/2036	1,150,000	1,193,494
City of Salt Lake, Utah, Revenue Bonds, Series A (AMT)	5.000%	07/01/2042	1,000,000	1,000,177
				5,537,388
Vermont (0.37%)
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2032	175,000	184,667
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2033	190,000	199,968
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2034	255,000	267,859
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2034	410,000	430,675
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2035	265,000	277,480
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2035	435,000	455,485
				1,816,134
Virginia (0.79%)
County of Stafford, Virginia, General Obligation Bonds	4.000%	07/01/2030	1,205,000	1,205,645
Virginia Public Building Authority Revenue Bonds, Series B (AMT)	5.000%	08/01/2034	1,000,000	1,044,259
City of Danville, Virginia, General Obligation Bonds	4.000%	09/01/2039	1,625,000	1,647,187
				3,897,091
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Washington (2.54%)
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, Series A	3.250%	12/01/2028	$ 350,000	$ 349,981
King County School District No. 405 Bellevue, General Obligation Bonds	3.000%	12/01/2033	3,095,000	2,972,956
King County School District No. 414 Lake Washington, General Obligation Bonds	4.000%	12/01/2033	2,500,000	2,524,369
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2033	840,000	848,188
Yakima & Kittitas Counties School District No. 119 Selah, General Obligation Bonds	4.375%	12/01/2034	1,040,000	1,069,467
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2035	500,000	506,289
City of Seattle, Washington, Drainage & Wastewater Improvement Revenue Refunding Bonds	4.000%	05/01/2036	1,000,000	999,987
State of Washington, General Obligation Bonds, Series 2024-A	5.000%	08/01/2038	1,000,000	1,096,224
Mason County School District No. 402 Pioneer, General Obligation Refunding Bonds	5.000%	12/01/2039	1,000,000	1,091,961
Island County Consolidated School District No. 206 South Whidbey, General Obligation Bonds	5.000%	12/01/2042	1,000,000	1,084,746
				12,544,168
West Virginia (0.08%)
Braxton County Board of Education, General Obligation Refunding Bonds	4.000%	05/01/2026	250,000	250,262
Braxton County Board of Education, General Obligation Refunding Bonds	2.250%	05/01/2026	125,000	124,921
				375,183
Wisconsin (6.92%)
Wisconsin-Dells School District, General Obligation Bonds	3.125%	03/01/2030	1,595,000	1,594,116
City of Fond Du Lac, Wisconsin, General Obligation Refunding Bonds, Series A	2.000%	03/01/2031	895,000	812,704
Burlington Area School District, Wisconsin, General Obligation Bonds	3.125%	04/01/2031	1,000,000	993,647
Poynette School District, General Obligation Bonds	3.000%	04/01/2031	850,000	840,121
Burlington Area School District, Wisconsin, General Obligation Bonds	3.250%	04/01/2032	1,120,000	1,118,273
Hamilton School District, Wisconsin, General Obligation Bonds	3.250%	04/01/2032	2,000,000	2,000,249
Poynette School District, General Obligation Bonds	3.125%	04/01/2032	1,520,000	1,506,566
Western Technical College District, General Obligation Refunding Bonds, Series F	3.000%	04/01/2032	2,240,000	2,215,894
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2032	675,000	681,799
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2034	1,390,000	1,399,119
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2035	1,405,000	1,327,404
New Richmond School District, General Obligation Bonds	4.000%	04/01/2035	4,170,000	4,275,570
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2036	1,535,000	1,429,069
City of Kaukauna, Wisconsin, General Obligation Bonds, Series A(h)	5.000%	09/01/2036	1,750,000	1,910,287
Chippewa Falls Area Unified School District, Wisconsin, General Obligation Refunding Bonds	5.000%	03/01/2038	1,050,000	1,194,125
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	07/01/2038	1,000,000	1,003,625
Two Rivers Public School District, General Obligation Refunding Bonds	4.000%	03/01/2039	1,000,000	1,003,476
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	4.000%	04/01/2039	1,000,000	964,386
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	06/01/2039	1,100,000	1,178,021
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	11/15/2039	3,025,000	3,028,185
Public Finance Authority Revenue Bonds	5.000%	12/01/2039	750,000	780,109
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	04/01/2040	2,810,000	3,002,832
				34,259,577
Total Long-term Municipal Bond (cost $483,991,677)				478,404,526
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

	Shares	Value
Short-term Investments (3.78%)
Northern Institutional Treasury Portfolio (Premier Class), 3.529%(w)	18,714,724	$ 18,714,724
Total Short-term Investments (cost $18,714,724)		18,714,724
TOTAL INVESTMENTS (100.47%) (cost $502,706,401)		497,119,250
LIABILITIES, NET OF OTHER ASSETS ((0.47)%)		(2,328,626)
NET ASSETS (100.00%)		$494,790,624

(a)	Rate shown is fixed until mandatory tender date of June 1, 2029.
(b)	Rate shown is fixed until mandatory tender date of December 1, 2030.
(c)	Rate shown is fixed until mandatory tender date of November 1, 2034.
(d)	Rate shown is fixed until mandatory tender date of May 1, 2035.
(e)	Rate shown is fixed until mandatory tender date of November 1, 2029.
(f)	Rate shown is fixed until mandatory tender date of August 1, 2031.
(g)	Rate shown is fixed until mandatory tender date of July 1, 2026.
(h)	Security purchased on a “when-issued” basis.
(i)	Rate shown is fixed until mandatory tender date of October 1, 2031.
(j)	Rate shown is fixed until mandatory tender date of December 1, 2031.
(k)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.
(l)	Rate shown is fixed until mandatory tender date of August 1, 2032.
(m)	Rate shown is fixed until mandatory tender date of August 15, 2036.
(n)	Rate shown is fixed until mandatory tender date of May 13, 2032
(o)	Rate shown is fixed until mandatory tender date of November 1, 2035.
(p)	Zero coupon bond.
(q)	Rate shown is fixed until mandatory tender date of July 1, 2031.
(r)	Rate shown is fixed until mandatory tender date of May 1, 2027.
(s)	Rate shown is fixed until mandatory tender date of December 1, 2033.
(t)	Rate shown is fixed until mandatory tender date of September 1, 2028.
(u)	Rate shown is fixed until mandatory tender date of May 15, 2026.
(v)	Rate shown is fixed until mandatory tender date of August 15, 2028.
(w)	Rate shown is the 7-day yield as of March 31, 2026.
See accompanying notes to financial statements.

(This page intentionally left blank.)

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

	State Farm Growth Fund	State Farm Balanced Fund	State Farm Interim Fund	State Farm Municipal Bond Fund
Assets
Investments in securities at identified cost	$2,391,183,202	$1,186,951,883	$294,197,040	$502,706,401
Investments in securities at market value	$8,921,139,854	$2,616,769,261	$294,360,319	$497,119,250
Foreign currency (Cost: $1, $46, $0, and $0, respectively)	1	49	—	—
Receivables:
Dividends and interest	7,568,805	7,988,791	2,254,927	5,507,817
Reclaims	104,236	115,107	—	—
Securities sold	—	9,243,042	6,921,506	—
Shares of the Fund sold	544,029	748,238	1,068,421	1,183,305
Variation margin on futures contracts	1,250,125	628,112	—	—
Prepaid expenses	91,008	36,756	12,754	10,556
Total assets	8,930,698,058	2,635,529,356	304,617,927	503,820,928
Liabilities and Net Assets
Cash overdraft	70,442	30,705	—	—
Distributions to shareholders	—	—	928,512	1,429,160
Payables:
Securities purchased	3,664,281	18,830,255	7,360,256	—
Shares of the Fund redeemed	1,266,833	1,786,675	67,296	46,117
Investment advisory fees	557,999	181,477	4,146	28,522
Accounting and Administration fees	1,694,606	611,480	129,516	147,147
Trustees’ fees and expenses	1,398	—	—	—
Regulatory and Compliance fees	60,131	17,083	1,786	2,983
Registration fees	4,329	1,406	—	—
When-Issued Securities	—	—	—	7,352,384
Other accrued expenses and payables	75,608	24,658	23,072	23,991
Total liabilities	7,395,627	21,483,739	8,514,584	9,030,304
Net assets applicable to shares outstanding of common stock	$8,923,302,431	$2,614,045,617	$296,103,343	$494,790,624
Fund shares outstanding (no par value, unlimited number of shares authorized)	67,406,951	27,515,794	30,594,524	60,792,717
Net asset value, offering price and redemption price per share	$132.38	$95.00	$9.68	$8.14
Analysis of Net Assets
Paid-in capital	$2,271,065,353	$1,112,295,122	$315,417,039	$515,859,277
Total distributable earnings (loss)	6,652,237,078	1,501,750,495	(19,313,696)	(21,068,653)
Net assets applicable to shares outstanding	$8,923,302,431	$2,614,045,617	$296,103,343	$494,790,624
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
STATEMENTS OF OPERATIONS
6-month period ended March 31, 2026 (Unaudited)

	State Farm Growth Fund	State Farm Balanced Fund	State Farm Interim Fund	State Farm Municipal Bond Fund
Investment Income:
Dividends	$72,746,489	$15,803,260	$8,046	$224,249
Interest	77,518	16,154,277	5,673,758	8,531,175
	72,824,007	31,957,537	5,681,804	8,755,424
Less: foreign withholding taxes	(287,831)	(30,341)	—	—
Total investment income	72,536,176	31,927,196	5,681,804	8,755,424
Expenses:
Investment advisory fees	4,524,017	1,461,947	177,983	276,324
Accounting and Administration fees	1,688,031	606,773	127,591	145,828
Trustees’ fees and expenses	64,822	19,497	2,289	3,892
Audit fees	20,592	20,592	20,120	20,120
Insurance fees	38,378	11,595	1,349	2,290
Regulatory and Compliance fees	177,324	52,469	5,954	10,093
Registration fees	67,530	34,904	44,578	30,539
Other	91,273	33,268	7,152	8,517
Total expenses	6,671,967	2,241,045	387,016	497,603
Less: expense reductions by Adviser	(1,243,095)	(380,387)	(149,707)	(95,676)
Net expenses	5,428,872	1,860,658	237,309	401,927
Net investment income	67,107,304	30,066,538	5,444,495	8,353,497
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	103,211,446	59,344,848	90,442	(266,595)
Net realized gain (loss) on futures contracts	1,729,614	312,225	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	194,597,052	14,466,683	(1,871,816)	(2,458,080)
Change in net unrealized appreciation (depreciation) on futures contracts	(2,347,520)	(620,211)	—	—
Net realized and unrealized gain (loss) on investments	297,190,592	73,503,545	(1,781,374)	(2,724,675)
Net change in net assets resulting from operations	$364,297,896	$103,570,083	$3,663,121	$5,628,822
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	State Farm Growth Fund
6-month period ended March 31, 2026 (Unaudited) and year ended September 30, 2025	2026	2025
From operations:
Net investment income	$67,107,304	$125,836,080
Net realized gain (loss)	104,941,060	865,083,762
Change in net unrealized appreciation or depreciation	192,249,532	194,486,093
Net change in net assets resulting from operations	364,297,896	1,185,405,935
Distributions to shareholders from:
Distributable earnings (net investment income and net realized gain)	(494,607,345)	(670,285,952)
Total distributions to shareholders	(494,607,345)	(670,285,952)
From Fund share transactions:
Proceeds from shares sold	134,710,986	265,770,684
Reinvestment of distributions	449,200,532	614,707,277
Less payments for shares redeemed	(343,582,608)	(681,047,210)
Net increase (decrease) in net assets from Fund share transactions	240,328,910	199,430,751
Total increase (decrease) in net assets	110,019,461	714,550,734
Net assets:
Beginning of period	8,813,282,970	8,098,732,236
End of period	$8,923,302,431	$8,813,282,970
Share Information
Sold	991,115	2,188,461
Issued in reinvestment of distributions	3,452,998	5,200,114
Redeemed	(2,519,668)	(5,594,516)
Net increase (decrease)	1,924,445	1,794,059
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

State Farm Balanced Fund		State Farm Interim Fund		State Farm Municipal Bond Fund
2026	2025	2026	2025	2026	2025

$30,066,538	$58,184,153	$5,444,495	$10,663,422	$8,353,497	$16,719,484
59,657,073	224,193,602	90,442	(1,311,946)	(266,595)	(1,604,151)
13,846,472	(25,660,427)	(1,871,816)	1,143,994	(2,458,080)	(1,487,229)
103,570,083	256,717,328	3,663,121	10,495,470	5,628,822	13,628,104

(154,907,678)	(223,233,175)	(5,444,489)	(10,661,685)	(8,353,489)	(16,719,150)
(154,907,678)	(223,233,175)	(5,444,489)	(10,661,685)	(8,353,489)	(16,719,150)

47,992,856	107,142,900	34,425,945	96,347,185	12,159,921	25,742,041
145,694,441	211,466,264	5,391,492	10,589,734	6,641,352	13,379,397
(133,961,519)	(267,049,297)	(40,973,457)	(116,431,183)	(27,728,965)	(68,310,488)
59,725,778	51,559,867	(1,156,020)	(9,494,264)	(8,927,692)	(29,189,050)
8,388,183	85,044,020	(2,937,388)	(9,660,479)	(11,652,359)	(32,280,096)

2,605,657,434	2,520,613,414	299,040,731	308,701,210	506,442,983	538,723,079
$2,614,045,617	$2,605,657,434	$296,103,343	$299,040,731	$494,790,624	$506,442,983

491,251	1,176,106	3,533,537	9,977,519	1,473,806	3,182,630
1,552,749	2,400,527	553,218	1,095,575	805,222	1,655,635
(1,372,223)	(2,942,432)	(4,203,728)	(12,071,386)	(3,365,565)	(8,464,895)
671,777	634,201	(116,973)	(998,292)	(1,086,537)	(3,626,630)
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Prior to August 23, 2021, each State Farm Fund operated as a series of State Farm Associates’ Funds Trust (each a “Predecessor Fund” and together the “Predecessor Funds”). On August 23, 2021, the Predecessor Funds were reorganized into the Trust, pursuant to an Agreement and Plan of Reorganization approved by the State Farm Associates’ Funds’ Board of Trustees on March 11, 2021 and by the Predecessor Funds’ shareholders on June 17, 2021. Because each Fund is a continuation of its respective Predecessor Fund, the following financial information includes results of each Fund’s respective Predecessor Fund for periods prior to August 23, 2021. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
STATE FARM GROWTH FUND
(For a share outstanding throughout each period)
	6-month period ended March 31, 2026 (Unaudited)	Year ended September 30,				10-month period ended September 30, 2021
		2025	2024	2023	2022
Net asset value, beginning of period	$134.59	$127.16	$102.45	$87.92	$112.02	$97.62
Income from Investment Operations
Net investment income(a)	1.01	1.91	1.84	1.75	1.70	1.67
Net gain (loss) on investments (both realized and unrealized)	4.42	16.11	29.64	14.53	(9.06)	15.56
Total from invesment operations	5.43	18.02	31.48	16.28	(7.36)	17.23
Less Distributions
Net investment income	(1.10)	(1.92)	(1.84)	(1.75)	(1.83)	(1.97)
Net realized gain	(6.54)	(8.67)	(4.93)	—	(14.91)	(0.86)
Total distributions	(7.64)	(10.59)	(6.77)	(1.75)	(16.74)	(2.83)
Net asset value, end of period	$132.38	$134.59	$127.16	$102.45	$87.92	$112.02
Total Return	4.14%(b)	15.38%	32.07%	18.58%	(8.99)%	17.89%(b)
Ratios/Supplemental Data
Net assets, end of period (millions)	$8,923.3	$8,813.3	$8,098.7	$6,448.6	$5,708.0	$6,589.0
Average net asset ratios
Expenses, net of waivers and reimbursements	0.12%(c)	0.12%	0.12%	0.12%	0.12%	0.12%(c)
Expenses, gross of waivers and reimburements	0.15%(c)	0.15%	0.15%	0.16%	0.16%	0.13%(c)
Net investment income, net of waivers and reimbursements	1.48%(c)	1.56%	1.61%	1.74%	1.63%	1.81%(c)
Portfolio turnover rate	12%(b)	29%	18%	22%	28%	23%(b),(d),(e)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.
(d)	The portfolio turnover rate excludes securities delivered from processing redemptions in-kind.
(e)
The portfolio turnover rate increased due to certain investment activity in connection with the Reorganization of the Fund from the State Farm Associates’ Fund Trust into the Advisers Investment Trust.

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
FINANCIAL HIGHLIGHTS (continued)
STATE FARM BALANCED FUND

(For a share outstanding throughout each period)
	6-month period ended March 31, 2026 (Unaudited)	Year ended September 30,				10-month period ended September 30, 2021
		2025	2024	2023	2022
Net asset value, beginning of period	$97.07	$96.17	$82.94	$74.40	$89.79	$81.66
Income from Investment Operations
Net investment income(a)	1.10	2.15	2.14	1.86	1.39	1.41
Net gain (loss) on investments (both realized and unrealized)	2.68	7.33	17.16	8.43	(8.53)	9.03
Total from invesment operations	3.78	9.48	19.30	10.29	(7.14)	10.44
Less Distributions
Net investment income	(1.22)	(2.20)	(2.08)	(1.75)	(1.50)	(1.68)
Net realized gain	(4.63)	(6.38)	(3.99)	—	(6.75)	(0.63)
Total distributions	(5.85)	(8.58)	(6.07)	(1.75)	(8.25)	(2.31)
Net asset value, end of period	$95.00	$97.07	$96.17	$82.94	$74.40	$89.79
Total Return	3.97%(b)	10.86%	24.37%	13.87%	(9.20)%	12.95%(b)
Ratios/Supplemental Data
Net assets, end of period (millions)	$2,614.0	$2,605.7	$2,520.6	$2,163.4	$2,007.9	$2,360.2
Average net asset ratios
Expenses, net of waivers and reimbursements	0.14%(c)	0.14%	0.14%	0.14%	0.14%	0.13%(c)
Expenses, gross of waivers and reimburements	0.17%(c)	0.17%	0.18%	0.18%	0.18%	0.14%(c)
Net investment income, net of waivers and reimbursements	2.26%(c)	2.36%	2.41%	2.27%	1.63%	1.90%(c)
Portfolio turnover rate	11%(b)	26%	19%	38%	40%	22%(b),(d),(e)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.
(d)	The portfolio turnover rate excludes securities delivered from processing redemptions in-kind.
(e)
The portfolio turnover rate increased due to certain investment activity in connection with the Reorganization of the Fund from the State Farm Associates’ Fund Trust into the Advisers Investment Trust.

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
FINANCIAL HIGHLIGHTS (continued)
STATE FARM INTERIM FUND

(For a share outstanding throughout each period)
	6-month period ended March 31, 2026 (Unaudited)	Year ended September 30,				10-month period ended September 30, 2021
		2025	2024	2023	2022
Net asset value, beginning of period	$9.74	$9.74	$9.36	$9.37	$10.20	$10.36
Income from Investment Operations
Net investment income	0.18	0.34	0.29	0.19	0.10	0.09
Net gain (loss) on investments (both realized and unrealized)	(0.06)	—	0.38	(0.01)	(0.83)	(0.16)
Total from invesment operations	0.12	0.34	0.67	0.18	(0.73)	(0.07)
Less Distributions
Net investment income	(0.18)	(0.34)	(0.29)	(0.19)	(0.10)	(0.09)
Net realized gain	—	—	—	—	—	—
Total distributions	(0.18)	(0.34)	(0.29)	(0.19)	(0.10)	(0.09)
Net asset value, end of period	$9.68	$9.74	$9.74	$9.36	$9.37	$10.20
Total Return	1.22%(a)	3.59%	7.33%	1.92%	(7.17)%	(0.71)%(a)
Ratios/Supplemental Data
Net assets, end of period (millions)	$296.1	$299.0	$308.7	$314.8	$368.2	$447.0
Average net asset ratios
Expenses, net of waivers and reimbursements	0.16%(b)	0.16%	0.16%	0.16%	0.16%	0.16%(b)
Expenses, gross of waivers and reimburements	0.26%(b)	0.25%	0.25%	0.23%	0.22%	0.18%(b)
Net investment income, net of waivers and reimbursements	3.67%(b)	3.54%	3.09%	2.00%	0.99%	1.02%(b)
Portfolio turnover rate	25%(a)	50%	49%	39%	45%	36%(a)

(a)	Not annualized for periods that are less than a full year.
(b)	Determined on an annualized basis.
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
FINANCIAL HIGHLIGHTS (continued)
STATE FARM MUNICIPAL BOND FUND

(For a share outstanding throughout each period)
	6-month period ended March 31, 2026 (Unaudited)	Year ended September 30,				10-month period ended September 30, 2021
		2025	2024	2023	2022
Net asset value, beginning of period	$8.18	$8.22	$7.81	$7.84	$8.89	$9.04
Income from Investment Operations
Net investment income	0.14	0.26	0.25	0.24	0.21	0.18
Net gain (loss) on investments (both realized and unrealized)	(0.04)	(0.04)	0.41	(0.03)	(1.04)	(0.14)
Total from invesment operations	0.10	0.22	0.66	0.21	(0.83)	0.04
Less Distributions
Net investment income	(0.14)	(0.26)	(0.25)	(0.24)	(0.21)	(0.18)
Net realized gain	—	—	—	—	(0.01)	(0.01)
Total distributions	(0.14)	(0.26)	(0.25)	(0.24)	(0.22)	(0.19)
Net asset value, end of period	$8.14	$8.18	$8.22	$7.81	$7.84	$8.89
Total Return	1.17%(a)	2.79%	8.57%	2.64%	(9.51)%	0.37%(a)
Ratios/Supplemental Data
Net assets, end of period (millions)	$494.8	$506.4	$538.7	$547.8	$580.3	$703.1
Average net asset ratios
Expenses, net of waivers and reimbursements	0.16%(b)	0.16%	0.16%	0.16%	0.16%	0.17%(b)
Expenses, gross of waivers and reimburements	0.20%(b)	0.19%	0.19%	0.19%	0.18%	0.18%(b)
Net investment income, net of waivers and reimbursements	3.33%(b)	3.25%	3.11%	2.99%	2.47%	2.34%(b)
Portfolio turnover rate	18%(a)	26%	30%	16%	31%	11%(a)

(a)	Not annualized for periods that are less than a full year.
(b)	Determined on an annualized basis.
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)
Advisers Investment Trust (the “Trust” or “AIT”) is a Delaware statutory trust operating under a Sixth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 11, 2026. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust.  The State Farm Growth Fund, the State Farm Balanced Fund, the State Farm Interim Fund, and the State Farm Municipal Bond Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “State Farm Funds”) are each a diversified fund and are each a series of the Trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act").  These financial statements and notes only relate to the State Farm Funds.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
Prior to August 23, 2021, each State Farm Fund operated as a series of State Farm Associates’ Funds Trust (each a “Predecessor Fund” and together the “Predecessor Funds”).  On August 23, 2021, the Predecessor Funds were reorganized into the Trust, pursuant to an Agreement and Plan of Reorganization approved by the State Farm Associates’ Funds’ Board of Trustees on March 11, 2021 and by the Predecessor Funds’ shareholders on June 17, 2021 (each a "Reorganization" and collectively, the "Reorganizations").
At the time of the Reorganizations, each Predecessor Fund transferred all of its assets to its corresponding State Farm Fund in exchange for shares of the corresponding State Farm Fund and the assumption of all of the liabilities of the Predecessor Fund by the corresponding State Farm Fund. Upon closing of the Reorganizations, holders of a Predecessor Fund’s shares received shares of the corresponding State Farm Fund’s shares. The Reorganizations were tax-free for U.S federal income tax purposes.
Prior to the Reorganizations, the State Farm Funds had no net assets or operations in the Trust, and therefore, activity shown in the Statements of Changes in Net Assets and Financial Highlights prior to the Reorganization represents the operations and changes in net assets of each Predecessor Fund. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding Fund for accounting and tax purposes.
As part of each Reorganization, the Board approved a September 30 fiscal year end for each State Farm Fund. Prior to each Reorganization, each Predecessor Fund had a November 30 fiscal year end.
1. Investment Objective
The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital, which may be supplemented by income. For information on the specific strategies of the Growth Fund, please refer to the Fund’s Prospectus.
The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital while providing some current income. For information on the specific strategies of the Balanced Fund, please refer to the Fund’s Prospectus.
The State Farm Interim Fund (the “Interim Fund”) seeks to provide investment results approximating the performance of the Bloomberg 1-5 Year U.S. Treasury Index. For information on the specific strategies of the Interim Fund, please refer to the Fund’s Prospectus.
The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high rate of income exempt from federal income taxes as is consistent with prudent investment management. For information on the specific strategies of the Municipal Bond Fund, please refer to the Fund’s Prospectus.
2. Significant Accounting Policies
Investment Valuation
All investments are recorded at their fair value. For more information see Note 3 Investment Valuation.
When-Issued Securities
The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. Unless physically settled within 35 days of the

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)
trade date, the Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled.
Futures Contracts
Certain Funds invest in stock index futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes), to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in "Net realized gain (loss) on futures contracts", and any unrealized gains or losses on open futures contracts in "Change in net unrealized appreciation (depreciation) on futures contracts".
Further information on the impact of these positions on the Funds' financial statements can be found in Note 7.
Currency Transactions
The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in "Net realized and unrealized gains (losses) from investments" on the Statements of Operations.
Investment Transactions and Income
Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available, and reflect applicable foreign withholdings taxes and any related reclaim amounts.
Expense Allocations
Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis, based on relative net assets, or another reasonable basis.
Dividends and Distributions
Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Growth Fund and Balanced Fund declare and pay dividends, and capital gain distributions, if any, at least annually. The Interim Fund and Municipal Bond Fund declare dividends daily and pay them monthly on the last business day of the month. Shares of the Interim Fund and Municipal Bond Fund begin to earn dividends on the day after they are purchased. The Interim Fund and Municipal Bond Fund distribute net realized capital gain, if any, at least annually.
The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.
Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are  either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)
Federal Income Tax Information
No provision is made for Federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.
The Funds analyzed all open tax years, as defined by the Statute of Limitations, for all major jurisdictions that remain subject to examination. The Funds’ Federal tax returns for the tax years ended September 30, 2022, 2023, 2024 and 2025, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
Operating Segments
FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures, requires certain financial statement disclosures about an entity's operating segments. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Management of the Funds’ adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus based on a defined investment strategy which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess each segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, and is consistent with the financial information presented within each Fund’s financial statements. Segment assets of each Fund are reflected on the accompanying Statements of Assets and Liabilities as “total assets”, and significant segment expenses of each Fund are listed on the accompanying Statements of Operations.
3. Investment Valuation
Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
● Level 1 - quoted prices in active markets for identical assets
● Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.
Security prices are generally provided by an approved independent third party pricing service as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)
Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an approved independent pricing source. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Trustees have designated State Farm Investment Management Corp., as investment adviser to the Funds, as the Funds' Valuation Designee with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price). In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)
The following is a summary of the valuation inputs used as of March 31, 2026 in valuing each Fund’s investments based upon the three fair value levels defined above:
Fund	Level 1	Level 2	Level 3	Total
State Farm Growth Fund
Investments in Securities:
Common Stocks (a)	$8,827,583,025	$—	$—	$8,827,583,025
U.S. Treasury Obligations	—	3,384,626	—	3,384,626
Short-term Investments	90,172,203	—	—	90,172,203
Total Investments in Securities	8,917,755,228	3,384,626	—	8,921,139,854
Other Financial Instruments
Liabilities:
Futures Contracts	(973,211)	—	—	(973,211)
State Farm Balanced Fund
Investments in Securities:
Common Stocks (a)	1,848,653,084	—	—(b)	1,848,653,084
Corporate Bonds (a)	—	211,204,293	—	211,204,293
Foreign Government Bonds	—	35,190,014	—	35,190,014
Agency Securities	—	6,097,090	—	6,097,090
Long-term Municipal Bonds	—	1,281,424	—	1,281,424
U.S. Treasury Obligations	—	472,554,569	—	472,554,569
Short-term Investments	41,788,787	—	—	41,788,787
Total Investments in Securities	1,890,441,871	726,327,390	—	2,616,769,261
Other Financial Instruments
Liabilities:
Futures Contracts	(195,574)	—	—	(195,574)
State Farm Interim Fund
Investments in Securities:
U.S. Treasury Obligations	—	293,801,575	—	293,801,575
Short-term Investments	558,744	—	—	558,744
Total Investments in Securities	558,744	293,801,575	—	294,360,319
State Farm Municipal Bond Fund
Investments in Securities:
Long-term Municipal Bonds	—	478,404,526	—	478,404,526
Short-term Investments	18,714,724	—	—	18,714,724
Total Investments in Securities	18,714,724	478,404,526	—	497,119,250
(a) Industry classification is disclosed in the Schedules of Investments.
(b) Amount is $0.
As of March 31, 2026, there were no transfers to or from Level 3 during the 6-month period ended March 31, 2026.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)
4. Federal Income Tax
As of March 31, 2026, each Fund’s aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes were as follows:
Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
State Farm Growth Fund	$2,389,360,232	$6,543,721,639	$(12,915,228)	$6,530,806,411
State Farm Balanced Fund	1,186,603,535	1,434,949,937	(4,979,785)	1,429,970,152
State Farm Interim Fund	294,220,327	1,151,064	(1,011,072)	139,992
State Farm Municipal Bond Fund	502,706,401	2,241,264	(7,828,415)	(5,587,151)
As of the latest tax year ended September 30, 2025, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains realized after September 30, 2025, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. If not applied, the capital losses will carryforward indefinitely as follows:
		Unused Non Expiring Capital Loss Carryforwards
Fund	Loss Carryforwards Utilized in 2025	Short-term	Long-term	Total
State Farm Interim Fund	$ —	$2,541,932	$17,001,423	$19,543,355
State Farm Municipal Bond Fund	—	7,451,711	7,757,096	15,208,807
As of the latest tax year ended September 30, 2025, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Distributions Payable	Total
State Farm Growth Fund	$—	$37,207,988	$423,570,847	$6,335,360,527	$(13,592,835)	$—	$6,782,546,527
State Farm Balanced Fund	—	17,188,861	122,543,937	1,415,351,278	(1,995,986)	—	1,553,088,090
State Farm Interim Fund	—	886,590	—	2,010,914	(19,543,355)	(886,477)	(17,532,328)
State Farm Municipal Bond Fund	1,366,281	—	—	(3,129,074)	(15,208,807)	(1,372,386)	(18,343,986)
For the period subsequent to October 31, 2024, through the fiscal year ended September 30, 2025, the State Farm Growth Fund and State Farm Balanced Fund incurred net capital losses in the amount of $13,592,835 and $1,995,986, respectively, which the Funds intend to treat as having been incurred in the following fiscal year.
The tax character of distributions was designated as follows for the latest tax years ended September 30, 2025 and September 30, 2024:
2025	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total
State Farm Growth Fund	$—	$151,980,258	$518,305,694**	$670,285,952
State Farm Balanced Fund	—	64,383,200	158,849,975**	223,233,175
State Farm Interim Fund	—	10,606,643	—	10,606,643
State Farm Municipal Bond Fund	16,259,228	470,982	—	16,730,210

**
These amounts do not include tax equalization utilized of $16,624,932 and $7,646,673, respectively, which the Portfolios designated as being distributed to shareholders upon their redemption of shares.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

2024	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total
State Farm Growth Fund	$—	$116,139,091	$307,900,997**	$424,040,088
State Farm Balanced Fund	—	53,981,052	102,623,292**	156,604,344
State Farm Interim Fund	—	9,238,052	—	9,238,052
State Farm Municipal Bond Fund	16,482,840	749,177	—	17,232,017

**	These amounts do not include tax equalization utilized of $8,076,222 and $5,205,494, respectively, which the Portfolios designated as being distributed to shareholders upon their redemption of shares.
5. Fees and Transactions with Affiliates and Other Parties
Investment Adviser
The Trust, on behalf of the Funds, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with State Farm Investment Management Corp. (the “Adviser” or “State Farm”), which is registered under the Investment Advisers Act of 1940, (as amended), to provide investment advisory services to the Funds, including oversight of Northern Trust Investments, Inc. (the “Sub-Adviser” or “NTI”). Total fees incurred pursuant to the Advisory Agreement are reflected as “Investment advisory” fees on the Statements of Operations. Under the terms of the Advisory Agreement, the Funds pay the Adviser a monthly fee based on each Fund’s daily net assets at the following annualized rates:
Fund	Management Fee (as percentage of average daily net assets)
State Farm Growth Fund	0.10%
State Farm Balanced Fund	0.11%
State Farm Interim Fund	0.12%
State Farm Municipal Bond Fund	0.11%
The Advisory Agreement continues for an initial term of two years, and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of each Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the Advisory Agreement nor interested persons, as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated as to a particular Fund at any time on 60 days’ written notice, without the payment of any penalty, by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of such Fund) or by the Adviser. In the event of its assignment, the Advisory Agreement will terminate automatically.
Expense Limitation Agreement
The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the total annual operating expenses of each Fund (excluding brokerage costs, interest, taxes, dividends and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses as determined under generally accepted principles) to amounts specified in the table below:
Fund	Expense Limitation
State Farm Growth Fund	0.12%
State Farm Balanced Fund	0.14%
State Farm Interim Fund	0.16%
State Farm Municipal Bond Fund	0.16%
The expense limitation agreement is effective until January 28, 2027 for the Funds at which time it will be subject to automatic renewal upon the effective date of the Funds' registration statement. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividends and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the lesser of the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Advisory Agreement.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)
The balances of recoverable expenses to State Farm by the Funds at March 31, 2026 were as follows:
	Expiring
Fund	2026	2027	2028	2029
State Farm Growth Fund	$2,385,389	$2,442,428	$2,635,897	$1,243,095
State Farm Balanced Fund	816,185	825,386	814,043	380,387
State Farm Interim Fund	249,606	263,458	281,931	149,707
State Farm Municipal Bond Fund	157,992	173,885	169,869	95,676
Investment Sub-Adviser
NTI serves as the Sub-Adviser to the Funds. For its services to the Funds, NTI does not directly receive a fee from the Funds. NTI receives a fee from the Adviser which is computed and accrued daily and paid monthly as follows:
Fund	Management Fee (as percentage of average daily net assets)
State Farm Growth Fund	0.085%
State Farm Balanced Fund	0.080%
State Farm Interim Fund	0.075%
State Farm Municipal Bond Fund	0.080%
The Sub-Adviser is responsible for the day-to-day investment management of the Funds’ assets, including making investment decisions and placing orders for the purchase and sale of securities for the Funds directly with the issuers or with brokers or dealers selected by the Sub-Adviser in its discretion. The investment advisory services of the Sub-Adviser are not exclusive under the terms of its sub-advisory agreement. The Sub-Adviser is free to render investment advisory services to others. The Sub-Adviser also furnishes to the Adviser and to the Board, which has overall responsibility for the business and affairs of the Trust, periodic reports on its services and the investment performance of the Funds.
Distribution Agreement
Foreside Financial Services, LLC (the “Distributor”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor, and its officers, have no role in determining each Fund's investment policies or which securities to buy or sell. The Adviser, at its own expense, pays the Distributor a fee for distribution-related services.
Custody, Transfer Agency, and Fund Administration and Accounting Services Agreements with the Northern Trust Company
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian, and fund accounting agent for the Funds pursuant to written agreements between the Trust, on behalf of the Funds, and Northern Trust. The Funds have agreed to pay Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on each Fund's daily net assets, subject to a minimum annual fee relating to these services, and reimburse for certain expenses incurred on behalf of the Funds as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statements of Operations.
Services Agreement with Foreside Fund Officer Services, LLC
Foreside Fund Officer Services, LLC (“Foreside”, d/b/a ACA Group) provides compliance and financial control services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds, including providing certain officers to the Funds. The Funds pay Foreside an annual base fee, a basis-point fee based on each Fund’s daily net assets, and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to this agreement are reflected as “Regulatory and Compliance” fees on the Statements of Operations.
Trustee Compensation
Officers of the Trust receive no compensation directly from the Funds for serving in their respective roles. The Trust has no retirement or pension plans. Through March 31, 2026, the Trust paid each Trustee who is not an “interested person,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) compensation for their services based on an annual retainer of $145,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the 6-month period ended March 31, 2026, the aggregate Independent Trustee compensation paid by the Trust was $217,500. The amount of total Trustee compensation and reimbursement of out-of pocket expenses allocated from the Trust to the Funds are reflected as “Trustees' fees and expenses” on the Statements of Operations.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)
6. Investment Transactions
For the 6-month period ended March 31, 2026, investment transactions (exclusive of futures contracts and short-term instruments) were as follows:
Fund	Purchases (excluding U.S. Government Obligations)	Sales/Maturities (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales/Maturities of U.S. Government Obligations
State Farm Growth Fund	$1,103,065,615	$1,237,723,951	$—	$—
State Farm Balanced Fund	201,169,151	264,102,424	79,281,878	72,389,382
State Farm Interim Fund	—	—	74,873,222	75,470,020
State Farm Municipal Bond Fund	88,110,964	101,396,954	—	—
7. Derivative Instruments
Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.
Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of March 31, 2026:
		Assets		Liabilities
Fund	Contract Type	Statements of Assets Location	Value	Statements of Liabilities Location	Value
State Farm Growth Fund	Equity risk	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(973,211)*
State Farm Balanced Fund	Equity risk	Variation margin on futures contracts	—	Variation margin on futures contracts	(195,574)*

*
Includes cumulative appreciation/depreciation on future contracts as reported in the Schedule of Investments' footnotes. Only the current day's variation margin is separately reported within the Statements of Assets and Liabilities.

The following tables set forth, by primary risk exposure, the Funds' realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the 6-month period ended March 31, 2026:
		Amount of Realized Gain (Loss) on Derivative Contracts
Fund	Contract Type	Statements of Operations Location	Value
State Farm Growth Fund	Equity risk	Net realized gain (loss) on futures contracts	$1,729,614
State Farm Balanced Fund	Equity risk	Net realized gain (loss) on futures contracts	312,225

		Change in Unrealized Appreciation (Depreciation) on Derivative Contracts
Fund	Contract Type	Statements of Operations Location	Value
State Farm Growth Fund	Equity risk	Change in net unrealized appreciation (depreciation) on futures contracts	$(2,347,520)
State Farm Balanced Fund	Equity risk	Change in net unrealized appreciation (depreciation) on futures contracts	(620,211)
Volume of derivative activity for the 6-month period ended March 31, 2026:*
	Equity Contracts
Fund	Number of Trades	Average Notional Amount
State Farm Growth Fund	9	$19,630,086
State Farm Balanced Fund	12	6,724,373
*Activity for the fiscal year is measured by number of trades during the period and average notional amount for futures equity contracts.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)
8. Principal Investment Risks
Investing in a Fund may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.
Management Risk
There is no guarantee that the Sub-Adviser's investment decisions or techniques will produce the desired returns. The assessment by the Sub-Adviser of the securities to be purchased or sold by the Funds may prove incorrect, resulting in losses or poor performance, even in a rising market. This may be as a result of the factors used by the Sub-Adviser in building a multifactor quantitative model. Whenever a model is used, there is also a risk that the model will not work as planned. In addition, there may be periods when quality investing is out of favor and during which time the Funds' performance may suffer.
Market Risk
The risk that the value of the Funds' investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Funds' portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, public health emergencies and pandemics, epidemics, climate change and climate-related events, terrorism, regulatory events and governmental or quasi-governmental actions.
Tracking Risk
The Sub-Adviser invests in fixed income securities to try to duplicate the investment composition and performance of a Fund's respective index. There is a risk that a Fund's performance may vary substantially from the performance of its respective index as a result of share purchases and redemptions, transaction costs, expenses and other factors.
Liquidity Risk
The Sub-Adviser may have difficulty selling securities the Funds hold at the time it would like to sell, and at the value the Funds have placed on those securities.
High Yield Risk
High yield securities and unrated securities of similar credit quality (securities rated below investment grade, commonly known as “junk bonds”) are subject to greater levels of credit, call, and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.
Long-term Ownership Strategy Risk
The Funds' investment approach generally emphasizes buying and holding securities over long periods. As such, the Funds could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause the Funds to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover.
Tax Risk
The Funds' long-term ownership strategy historically has resulted in a low rate of turnover in its portfolio. Therefore, the Funds have accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. Should the Sub-Adviser sell any appreciated assets in the Funds, shareholders generally will receive their proportional share of the resulting realized capital gains regardless of how long they owned such shares. As a result, unless you are purchasing shares of the Funds through a tax-advantaged account (such as an IRA), buying shares at a time when the Funds have unrealized gains might eventually cost you money in taxes.
Large Cap Risk
The risk that returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)
Mid Cap Stock Risk
The risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Generally, the smaller the company size, the greater the risk.
Interest Rate Risk
The risk that during periods of rising interest rates, the Funds' yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Funds' yield (and the market value of its securities) will tend to be higher. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities.
Prepayment (or Call) Risk
The risk that an issuer could exercise its right to pay principal on an obligation held by the Funds (such as an asset-backed security) earlier than expected. The exercise of such right may result in a decreased rate of return and a decline in value of those obligations and, accordingly, a decline in the Funds' net asset value.
U.S. Government Securities Risk
The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Some U.S. Government Securities, such as Treasury bills, notes and bonds are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Banks), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instrumentalities in the future.
Municipal Securities Risks
The municipal market can be significantly affected by adverse tax, legislative, political or public health changes and the financial condition of issuers of municipal securities. In recent years an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, state and local economic and business developments, natural disasters and public health emergencies may adversely affect the yield and/or value of the Fund's investments in municipal securities. For example, a public health emergency, such as a pandemic, may significantly stress the financial resources of a municipal issuer, which may impair the municipal issuer's ability to meet its financial obligations and adversely impact the value of its bonds, which in turn could negatively impact the performance of the Fund. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund's ability to sell its municipal obligations at attractive prices.
Credit (or Default) Risk
The risk that the inability or unwillingness of an issuer or a counterparty to meet its principal or interest payments or other financial obligations will adversely affect the value of the Funds' investments and their returns. The credit quality of a debt security or of the issuer of a debt security held by the Funds could deteriorate rapidly, which may impair the Funds' liquidity or cause a deterioration in the Funds' net asset value.
Debt Extension Risk
The risk that an issuer will exercise its right to pay principal on an obligation held by the Funds later than expected. Under these circumstances, the value of the obligation will decrease.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)
Inflation Risk
The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.
Income Risk
The risk that the income from the bonds the Funds holds will decline. This risk applies when the Funds invest the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.
Valuation Risk
The risk that the sale price the Funds could receive for a portfolio security may differ from the Funds' valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Fair valuation of the Funds' investments involves subjective judgment. The Funds' ability to value their investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. In addition, the value of the securities in the Funds' portfolios may change on days when shareholders will not be able to purchase or sell the Funds' shares.
Futures Risk
The risk arising from the Funds' use of futures which includes the risk that there will be imperfect correlation between the change in market value of the Funds' securities and the price of futures contracts; the possible inability of the Funds to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Funds' investment sub-adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.
Geographic and Sector Risk
The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such state, geographic region or economic sector.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
March 31, 2026 (Unaudited)
Not Applicable

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
PROXY DISCLOSURES
March 31, 2026 (Unaudited)
Not Applicable

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
March 31, 2026 (Unaudited)
Included on pages 63 and 64 in the Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS
March 31, 2026 (Unaudited)
Board Approval of Investment Advisory Agreement
Section 15 of the 1940 Act requires that the Investment Advisory Agreement (the “Agreement”) between the Trust and the Adviser with respect to the Funds be approved by a majority of the Board, including a majority of the Independent Trustees. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Funds and their shareholders. The Board considered and approved the Agreement for the Funds at an in-person meeting held on December 11, 2025.
The Board requested, and the Adviser provided, both written and oral reports containing information and data (the “Section 15(c) Investment Adviser Response”) related to the following: (i) the nature, extent, and quality of the services expected to be provided by the Adviser to the Funds; (ii) the investment performance of the Funds and the Adviser (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale to the benefit of the Funds’ shareholders.
The Board examined the nature, extent, and quality of the advisory services expected to be provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided in the Section 15(c) Investment Adviser Response regarding its business, personnel and operations, and advisory services to be provided to the Funds. The Board reviewed the Adviser’s investment philosophy and portfolio construction processes, the Adviser’s compliance program, pending material litigation (if any), insurance coverage, cybersecurity insurance coverage, succession plans for key personnel, and information security practices. The Board noted that, as set forth in the Section 15(c) Investment Adviser Response, there had been no material compliance issues or concerns raised or encountered since the last approval of the Agreement with respect to the Funds. Taking into account the personnel providing services to the Funds, as well as the Section 15(c) Investment Adviser Response, the Board expressed satisfaction with the quality, extent, and nature of the services to be received from the Adviser.
The Board reviewed the cost of services provided and the profits realized by the Adviser, including assertions related to compensation and profitability. The Board discussed the advisory fee to be paid by the Funds and the total operating expenses of each Fund. The Board noted that State Farm receives an advisory fee of 0.10%, 0.11%, 0.12%, and 0.11% of the average daily net assets of the State Farm Growth, the State Farm Balanced Fund, the State Farm Interim Fund, the State Farm Municipal Bond Fund, respectively. As part of this analysis, the Board reviewed an independent report prepared by FUSE Research Network, LLC (the “FUSE Report”). The FUSE Report consisted of comparisons of the investment advisory fees and estimated total annual operating expenses of each Fund to (i) the relevant Fund and other funds selected by FUSE with similar pricing characteristics (each, a “Peer Group”); and (iii) the relevant Peer Group and all other funds with similar pricing features (each, a “Peer Universe”). The Board noted that both the net advisory fees and total net expenses for each State Farm Fund were below the median net advisory fee and median net total expense for the State Farm Fund Peer Group and the State Farm Fund Peer Universe as set forth in the State Farm Section 15(c) Response. The Board then considered the expense cap in place for the Funds, noting that the Adviser had contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.12%, 0.14%, 0.16%, and 0.16% annually for the State Farm Growth Fund, the State Farm Balanced Fund, the State Farm Interim Fund, the State Farm Municipal Bond Fund, respectively. After considering the comparative data provided by the Adviser, the Board concluded that the advisory fees and expense ratios were reasonable.
The Board considered the profitability of the Adviser’s relationship with the Funds. Referring to Section 15(c) Investment Adviser Response, they noted that each Fund is expected to remain at scale for the foreseeable future, and therefore, above its breakeven point.
In considering the economies of scale for the Funds, the Board noted that no marketing or distribution of the State Farm Funds was expected to occur. The Board also considered capacity and breakeven points for each of the State Farm Funds. The Board noted that other than the investment advisory fee, the Adviser derived no other fees or monetary benefits from the Funds.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to various factors considered.
Board Approval of Investment Sub-Advisory Agreement
Section 15 of the 1940 Act requires that the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser and the Sub-Adviser with respect to the Funds be approved by a majority of the Board, including a majority of the Independent Trustees. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Sub-Advisory Agreement to determine whether the Sub-Advisory Agreement is fair to the Funds and their shareholders. The Board considered and approved the Sub-Advisory Agreement for the Funds at an in-person meeting held on December 11, 2025.
The Board requested, and the Sub-Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services expected to be provided by the Sub-Adviser to the Funds; (ii) the investment performance of the Funds and the Sub-Adviser (iii) the costs of the services to be provided and the profits to be realized by the Sub-Adviser from its relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale to the benefit of the Funds’ shareholders.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (continued)
March 31, 2026 (Unaudited)
The Board examined the nature, extent, and quality of the sub-advisory services provided by the Sub-Adviser. The Board considered the terms of the Sub-Advisory Agreement, information and reports provided by the Sub-Adviser (the “Section 15(c) Investment Sub-Adviser Response”) regarding its business, personnel and operations, and advisory services to be provided to the Funds. The Board reviewed the Sub-Adviser’s investment philosophy and portfolio construction processes, the Sub-Adviser’s compliance program, pending material litigation (if any), insurance coverage, cybersecurity insurance coverage, succession plans for key personnel, and information security practices. The Board noted that, as set forth in the Section 15(c) Investment Sub-Adviser Response, there had been no material compliance issues or concerns raised or encountered since the last renewal of the Sub-Advisory Agreement with respect to the Funds or any other fund managed by the Sub-Adviser. Taking into account the personnel providing services to the Funds, as well as the materials provided by the Sub-Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services from the Sub-Adviser.
The Board next considered the performance of each State Farm Fund, both in absolute terms and as compared to (i) their selected benchmarks, (ii) other mutual funds with a similar investment strategy as the State Farm Funds (“Similar Sub-Adviser Accounts”), (iii) each State Farm Fund Peer Group, and (iv) each State Farm Fund Peer Universe for periods including the three-month, one-year, three-year, five-year, and ten-year periods through September 30, 2025, for each State Farm Fund and noted periods of under- and out-performance. After considering the information presented, the Board expressed satisfaction with the performance of each State Farm Fund.
The Board reviewed the cost of services provided and the profits realized by the Sub-Adviser, including assertions related to compensation and profitability. The Board discussed the sub-advisory fees to be paid by the Funds and the total operating expenses of the Funds. The Board noted that NTI receives an investment sub-advisory fees of 0.085%, 0.08%, 0.075%, and 0.08% of the average daily net assets of the State Farm Growth Fund, the State Farm Balanced Fund, the State Farm Interim Fund, and of the State Farm Municipal Bond Fund, respectively. The Board reviewed the investment sub-advisory fee and total net expenses to the average investment advisory fee and annual total operating expenses paid by each State Farm Fund Peer Group and each State Farm Fund Peer Universe. The Board noted that the fees were below the median net advisory fee and median net total expense fee for each State Farm Fund Peer Group, each State Farm Fund Peer Universe, and below the fees of Similar Sub-Adviser Accounts. After considering the comparative data provided by the Sub-Adviser, the Board concluded that the advisory fees and expense ratios were reasonable.
The Board considered the profitability of the Sub-Adviser’s relationship with the Funds. Referring to the Section 15(c) Investment Sub-Adviser Response, the Board noted that the State Farm Funds are at scale and are expected to remain at similar scale for the foreseeable future, and, therefore, above their respective breakeven points.
In considering the economies of scale for the Funds, the Board considered that no marketing or distribution of the State Farm Funds was expected to occur. The Board noted that the Sub-Adviser was affiliated with the Funds’ administrator, transfer agent, fund accountant, and custodian.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to various factors considered.

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Investment Adviser
State Farm Investment Management Corp.
One State Farm Plaza, B-2
Bloomington, IL 61710
Investment Sub-Adviser
Northern Trust Investments, Inc.
50 South LaSalle Street
Chicago, IL 60603
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603
Independent Registered Public
Accounting Firm
PricewaterhouseCoopersLLP
One North Wacker
Chicago, IL 60606
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215-6101
Distributor
Foreside Financial Services, LLC
190 Middle Street, Suite 301
Portland, ME 04101
For Additional Information, call
800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
SF 3/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	June 2, 2026

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 2, 2026